Filed with the Securities and Exchange Commission on October 6, 1999

                                        1933 Act Registration File No. 333-78275
                                                     1940 Act File No. 811-09303

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     |_|

Pre-Effective Amendment No.                                                 |_|

Post-Effective Amendment No. 1                                              o

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             |_|

Amendment No. 4                                                             o

                        (Check appropriate box or boxes.)

                           KINETICS MUTUAL FUNDS, INC.
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                         477 Madison Avenue, 16th Floor
                            New York, New York 10022
           ------------------------------------------------------------
              (Address and Zip Code of Principal Executive Offices)

                                 (800) 930-3828
           ------------------------------------------------------------
               Registrant's Telephone Number, including Area Code

                                 Lee Schultheis
                         477 Madison Avenue, 16th Floor
                            New York, New York 10022
           ------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                 With a copy to:
                             Thomas R. Westle, Esq.
                             Spitzer & Feldman P.C.
                                 405 Park Avenue
                            New York, New York 10022

  As soon as practical after the effective date of this Registration Statement
  ----------------------------------------------------------------------------
                  Approximate Date of Proposed Public Offering

                             Shares of Common Stock
                             ----------------------
                     (Title of Securities Being Registered)


It is proposed that this filing will become effective

           ____   immediately upon filing pursuant to paragraph (b)

           ____   on ____________ pursuant to paragraph (b)

           ____   60 days after filing pursuant to paragraph (a)(1)

           ____   on ___________ pursuant to paragraph (a)(1)

           __X_   75 days after filing pursuant to paragraph (a)(2)

           ____   on ___________ pursuant to paragraph (a)(2) of Rule 485.

                                THE INTERNET FUND
                     A SERIES OF KINETICS MUTUAL FUNDS, INC.





                                     [LOGO]
















                            PROSPECTUS & APPLICATION
                                __________, 1999

                                THE INTERNET FUND
                     A SERIES OF KINETICS MUTUAL FUNDS, INC.




                            PROSPECTUS & APPLICATION
                               ____________, 1999


    The Internet Fund (the "Fund) is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of domestic and foreign companies engaged in the Internet and Internet-related activities.






             This Prospectus gives vital information about the Fund.
     For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.


                               Investment Adviser
                         KINETICS ASSET MANAGEMENT, INC.

                      Minimum Initial Investment --- $1,000


             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
       OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE
      PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Risk/Return Summary..........................................................4
Performance..................................................................5
Fees and Expenses of the Fund................................................5
Investment Objective and Strategies..........................................6
Main Risks...................................................................7
Management of the Fund.......................................................9
Valuation of Fund Shares.....................................................9
How To Purchase Shares......................................................10
How To Redeem Shares........................................................11
Exchange Privilege..........................................................13
Distribution and Taxes......................................................13
Distribution of Shares......................................................14
Master/Feeder Fund Structure................................................15
Counsel and Independent Auditors............................................15
Financial Highlights........................................................15

                                THE INTERNET FUND
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of The Internet Fund (the "Fund") is long-term growth of capital. The Fund seeks to obtain current income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of domestic and foreign companies that provide products or services designed for the Internet.

The Fund's investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in this Fund are listed below and could adversely affect the Fund's net asset value, total return, and the value of your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

o Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o Small and Medium-Size Company Risks: The Fund may invest in the equity securities of small, medium and large-sized companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Fund's portfolio.

o Foreign Securities Risks: The Fund may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investment foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Fund's assets may be concentrated in the common stock of any single issuer, which may make the value of the Fund's shares more susceptible to certain risks than shares of a more diversified mutual fund.

WHO MAY WANT TO INVEST
This Fund may be appropriate for investors who:
o   wish to invest for the long term.
o   want to diversify their portfolios.
o want to allocate some portion of their long-term investments to aggressive equity investing.
o   are willing to accept a high degree of  volatility

                                   PERFORMANCE
--------------------------------------------------------------------------------

Because the Fund has no operating history, there is no performance information available at this time.

                          FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

FEE TABLE

--------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases               None
(as percentage of offering price)

Maximum Deferred Sales Charge (Load)                           None
(as percentage of offering price)

Maximum Sales Charge (Load) on Reinvested Dividends            None

Redemption Fee                                                 None
(as percentage of amount redeemed, if applicable)

Maximum Account Fee(2)                                         None
-------------------------------------------------------------------------
ESTIMATED ANNUAL OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------
Management Fees                                               1.25%

Distribution (Rule 12b-1) Fees                                 None

Other Expenses                                                 0.75%
                                                              -------
Estimated Total Annual Fund Operating Expenses                 2.00%
                                                              =======


   (1)Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and exchanges between the Fund and any other series of Kinetics Mutual Fund, Inc.

   (2)Accounts of IRA Trustees are assessed a $12.50 annual fee.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THESE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RATE OF RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:

         1 YEAR                  3 YEARS
         ------                  -------
          $203                    $627


                       INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital.

INVESTMENT STRATEGIES
To achieve the Fund's objective, under normal circumstances, at least 65% of the Fund's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of domestic and foreign companies that are engaged in the Internet and Internet-related activities.

Portfolio securities will be selected by the investment adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Fund seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if in the investment adviser's opinion, the companies meet the Fund's investment criteria.
Such companies include, but are not limited to the following:

o Internet Service Providers: Companies that provide users with access to the Internet.

o Software Companies: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and to secure Internet-based transactions.

o Computer Hardware Companies: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

o E-Commerce: Companies that remove a substantial portion of their revenue from sales of products and services conducted via the Internet.

o Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc.

The investment adviser selects portfolio securities by evaluating a company's positioning and the business model as well as its ability to grow and expand its activities via the Internet or achieve competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser also looks at the amount of capital a company currently expends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS
To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of the short-term money instruments include:

o    commercial paper
o    certificates of deposit, demand and time deposits and banker's acceptance
o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements

To the extent the Fund engages in a s temporary, defensive strategy, the Fund may not achieve its investment objective.

                                   MAIN RISKS
--------------------------------------------------------------------------------

INVESTING IN MUTUAL FUNDS
All mutual funds carry a certain amount of risk, which may cause you to lose money on your investment in the Fund. The following describes the primary risks of investing in the Fund due to the Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, you should be aware that the Fund has no operating history.

MARKET RISK
The net asset value of the Fund will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

INTERNET INDUSTRY SPECIFIC RISKS
The value of the Fund's shares will be susceptible to factors affecting the Internet such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of the Fund's shares and your investment.

YEAR 2000 ISSUE
Like other mutual funds, financial and business organizations and individuals around the world, the Fund may be adversely affected if the computer systems used by the investment adviser, the administrator and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The investment adviser and the administrator are taking steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that they use. The investment adviser and administrator are also obtaining reasonable assurances that comparable steps are being taken by the Fund's other major service providers.

Although there can be no assurance at this time that there will be no adverse impact on the Fund, the Fund's service providers have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the Year 2000. The Fund's service providers expect that their systems, and those of other parties they deal with, will be adapted in time for that event. However, there can be no assurance that the computer systems of the companies in which the Fund invests (especially those of foreign companies) will be timely converted or that the value of such investments will not be adversely affected by the Year 2000 Issue. Foreign issuers, capital markets and economies may be more susceptible to Year 2000 Issues than domestic companies. If the computer systems of the companies in which the Fund invests, including those of foreign companies, are not adequately prepared for the Year 2000, the Fund's net asset value and total return could be adversely affected.

OTHER SECURITIES THE FUND MIGHT PURCHASE
Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, consisting of common stocks, convertible securities, warrants and securities having the characteristics of common stocks. If the investment adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities and repurchase agreements. More information about these investments is disclosed in the Statement of Additional Information ("SAI").

SECURITIES LENDING
The Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 25% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. In the event the original seller defaults on its obligation to repurchase, the Fund will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, the Fund would suffer a loss.

NON-DIVERSIFICATION
The Fund is classified as "non-diversified" under federal securities laws which means that one-half of the Fund's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of the Fund's total assets. As a result of its non-diversified status, the Fund's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

INVESTMENT IN SMALL AND MID-CAP COMPANIES
The Fund may invest in small or mid-cap companies. Accordingly, the Fund may be subject to the additional risks associated with investment in companies with small or mid-sized capital structures (generally a market cap of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger more established companies. If the Fund is heavily invested in these securities and the value of these securities suddenly decline, the net asset value of the Fund and your investment will be more susceptible to significant losses.

FOREIGN SECURITIES
Investing in foreign securities can carry higher returns than those associated with domestic investments. However, foreign securities may be substantially riskier than domestic investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Funds may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation,social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

FUND BORROWING
The Fund may leverage up to 5% of its assets to Fund investment activities or to achieve higher returns. The Fund may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by the Fund on borrowed funds would decrease the net earnings of both the Fund and your investment.

                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
The Fund's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 477 Madison Avenue, 16th Floor, New York, New York, 10022. The management and affairs of the Fund are supervised by its Board of Directors whose names and general background information appear in the SAI. The investment adviser conducts investment research and supervision for the Fund and is responsible for the purchase and sale of securities for the Fund's portfolio. The investment adviser receives an annual fee from the Fund for its services of 1.25% of the Fund's average daily net assets.

Peter B. Doyle is the Chairman of the Board of Directors of Kinetics. He is also the Chief Investment Strategist. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has more than 24 years experience in the mutual funds and financial services industries. Lee Schultheis is Managing Director and Chief Operating Officer of Kinetics. Mr. Schultheis has more than 20 years of experience in the mutual funds and financial services industries.

PORTFOLIO MANAGERS

PETER B. DOYLE is Co-Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's assets and securities. Mr. Doyle is the Chief Investment Strategist and Chairman of the Board of Directors of Kinetics. In early 1996, Mr. Doyle, co-founded Kinetics, the investment adviser to The Internet Fund, Inc. Mr. Doyle also co-founded and is a Managing Director of Horizon Asset Management, Inc., a New York based investment management and research firm, since 1994. From 1988 through late 1994, Mr. Doyle was an Investment Officer in Bankers Trust Company's Investment Services Group, where he was responsible for managing approximately $250 million in assets. During his tenure at Bankers Trust Company, Mr. Doyle served on the Finance and Utility research sub-groups and had analytical responsibility for the REIT sector. Mr. Doyle received a Masters of Business Administration from Fordham University and a Bachelor of Science in economics from St. John's University.

STEVEN TUEN, CFA, is Co-Portfolio Manager of the Fund. Mr. Tuen's primary duties include research and analysis of equity securities for investment in the Fund. From 1996 to 1999, Mr. Tuen was an Analyst and the Director of Research of IPO Value Monitor, a research service that focuses on initial public offerings. From 1989 to 1996, Mr. Tuen was an Analyst at Bankers Trust Company. He became Portfolio Manager of the Private Banking Group during that time. Mr. Tuen received his Bachelor of Business Administration from City University of New York in 1991 and became a chartered Financial Analyst in 1995.

                            VALUATION OF FUND SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold at their net asset value per share ("NAV"), which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the New York Stock

Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The Fund's portfolio securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Directors. The Fund may use independent pricing services to assist in calculating the NAV.

TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the Fund's NAV, the investment adviser values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors.

                             HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

IN GENERAL
Shares of the Fund are sold at NAV, without a sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both Regular Accounts and Individual Retirement Accounts is $1,000. The minimum subsequent investment for both types of accounts is $100. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so. A service fee of $25.00 will be deducted from your Fund account for any purchases that do not clear due to insufficient funds.

INVESTING BY TELEPHONE
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. YOU MAY NOT USE TELEPHONE TRANSACTIONS FOR YOUR INITIAL PURCHASE OF FUND SHARES.

AUTOMATIC INVESTMENT PLAN
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

PURCHASE BY MAIL

To purchase Fund shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to The Internet Fund c/o Kinetics Mutual Funds, Inc. to:

Regular Mail:                               Overnight or Express Mail:
-------------                               --------------------------
Kinetics Mutual Funds, Inc.                Kinetics Mutual Funds, Inc.
The Internet Fund                          The Internet Fund
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202

PURCHASE BY WIRE
Before wiring any funds please call (800) 930-3828 to notify the Fund that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the wiring instructions as follow:

o        WIRE TO:                   Firstar Bank Milwaukee, N.A.
o        ABA NUMBER:                0750-00022
o        CREDIT:                    Firstar Mutual Fund Services, LLC
o        ACCOUNT:                   112-952-137
o        FURTHER CREDIT:            Kinetics Mutual Funds, Inc.
                                    The Internet Fund
                                    (Shareholder Name/Account Registration)
                                    (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

SUBSEQUENT INVESTMENTS
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify the Fund (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

INDIVIDUAL RETIREMENT ACCOUNTS
You may invest in the Fund by establishing a tax-sheltered individual retirement account. The Fund offers Traditional IRA, Roth IRA, and Educational IRA. For additional information on IRA options, please call (800) 930-3828.

INVESTING THROUGH BROKERS OR AGENTS
You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.


                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

IN GENERAL
You may redeem part or all of your Fund shares on any business day that the Fund calculates the NAV. To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange (currently 4:00 pm EST) will be treated as though received on the next business day.

The Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Note, however, that when a purchase order has been made by check, or ACH purchase, the Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.

WRITTEN REDEMPTION
Most redemptions can be executed by the investor furnishing an unconditional written request to the Fund to redeem his or her shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail:                               Overnight or Express Mail:
-------------                               --------------------------
Kinetics Mutual Funds, Inc.                Kinetics Mutual Funds, Inc.
The Internet Fund                          The Internet Fund
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202

Requests for redemption in "good order" must:
o  indicate the name of the Fund,
o be signed exactly as the shares are registered, including the signature of each owner,
o  specify the number of shares or dollar amount to be redeemed,
o  indicate your account registration number, and
o  include the investor's social security number or tax identification number.

TELEPHONE REDEMPTION
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100 by instructing the Fund by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

NOTE: Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

o that a shareholder correctly state his or her Fund account number

o the name in which his or her account is registered

o the social security or tax identification number under which the account is registered

o address of the account holder, as stated in the New Account Application Form


WIRE REDEMPTION
Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $12 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

SYSTEMATIC WITHDRAWAL PLAN
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

THE FUND'S RIGHT TO REDEEM AN ACCOUNT
The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of the Fund or unless the shareholder is an active participant in the AIP. The Fund will provide a shareholder with written notice 30 days prior to redeeming the account.

IRA REDEMPTION
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

                               EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


You can exchange your shares in the Fund for shares in any other series of Kinetics Mutual Funds, Inc. at a cost of $5 per exchange transaction. You should carefully read the prospectus of a fund before exchanging shares into that fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.

Call (800) 930-3828 to learn more about the other Kinetics Mutual Funds and about exercising your exchange privilege.

                             DISTRIBUTION AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of the Fund are paid in additional shares of the Fund, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the application form to receive distributions as follows:

OPTION 1: To receive income dividends in cash and capital gain distributions in additional Fund shares, or

OPTION 2: To receive all income dividends and capital gain distributions in cash.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in November. The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks be will reinvested in your account at the then current NAV and your election will be converted to the purchase of additional shares.

TAXES
The Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund generally will be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by the Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive them in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to the funds' exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

                             DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

DISTRIBUTOR
T.O. Richardson Securities, Inc., 2 Bridgewater Road, Farmington Connecticut, 06032 is the distributor for the shares of the Fund. T.O. Richardson Securities, Inc., is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. and serves as the distributor for numerous registered investment companies across the United States.

SHAREHOLDER SERVICING AGENT
Kinetics is also responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Fund. For this service, Kinetics receives an annual shareholder servicing fee from the Fund equal to 0.25% of the Fund's average daily net assets.

FUND ADMINISTRATOR
Kinetics also serves as Administrator to the Fund. Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, out of which it will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.


CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND FUND ACCOUNTANT Firstar Bank Milwaukee, N.A. serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Firstar, the

Fund's Sub-Administrator, also acts of the Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

                          MASTER/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER STRUCTURE
In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately thus achieving certain economies of scale. There is no present intention to convert the Fund to a Master/Feeder Fund Structure.

The SAI contains more information about the Fund, Master/Feeder Fund Structure and the types of securities in which the Fund may invest.

                        COUNSEL AND INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent auditors for the Fund.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Because the fund has not yet commenced operations to date, there are no financial highlights to report.

                           KINETICS MUTUAL FUNDS, INC.
                                THE INTERNET FUND

INVESTMENT ADVISER,             Kinetics Asset Management, Inc.
ADMINISTRATOR, AND              477 Madison Avenue, 16th Floor
SHAREHOLDER SERVICING           New York, NY 10022
AGENT

LEGAL COUNSEL                   Spitzer & Feldman P.C.
                                405 Park Avenue
                                New York, NY 10022

INDEPENDENT AUDITORS            McCurdy and Associates CPA's, Inc.
                                27955 Clemens Road
                                Westlake, OH 44145

TRANSFER AGENT,                 Firstar Mutual Fund Services, LLC
FUND ACCOUNTANT                 615 East Michigan Street
SUB-ADMINISTRATOR               Milwaukee, WI 53202

CUSTODIAN                       Firstar Bank Milwaukee, N.A.
                                615 East Michigan Street
                                Milwaukee, WI 53202

You may obtain the following and other information on the Fund free of charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED____________, 1999
The SAI for the Fund provides more details about the Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORT
The annual and semi-annual reports provide the Fund's most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance during the last fiscal year.

TELEPHONE:
(800) 930-3828

MAIL:
Kinetics Mutual Funds, Inc.
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

INTERNET:
http://www.sec.gov (text only version)
------------------
SEC:
You may also receive a text only version of Fund documents upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, D.C. 20549-6009. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Please call the SEC at 1-800-SEC-0330 for information relating to the operation of the Public Reference Room.
                                                     1940 Act File No. 811-09303

                         THE INTERNET GLOBAL GROWTH FUND
                     A SERIES OF KINETICS MUTUAL FUNDS, INC.





                                     [LOGO]
















                            PROSPECTUS & APPLICATION
                                __________, 1999

                         THE INTERNET GLOBAL GROWTH FUND
                     A SERIES OF KINETICS MUTUAL FUNDS, INC.




                            PROSPECTUS & APPLICATION
                               ____________, 1999


 The Internet Global Growth Fund (the "Fund) is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of foreign and U.S. companies engaged in the Internet and Internet-related activities.





             This Prospectus gives vital information about the Fund.
     For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.


                               Investment Adviser
                         KINETICS ASSET MANAGEMENT, INC.

                      Minimum Initial Investment --- $1,000


             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
       OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE
      PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Risk/Return Summary............................................................4
Performance....................................................................5
Fees and Expenses of the Fund..................................................5
Investment Objective and Strategies............................................6
Main Risks.....................................................................7
Management of the Fund.........................................................9
Valuation of Fund Shares......................................................10
How To Purchase Shares........................................................10
How To Redeem Shares..........................................................12
Exchange Privilege............................................................13
Distribution and Taxes........................................................13
Distribution of Shares........................................................15
Master/Feeder Fund Structure..................................................15
Counsel and Independent Auditors..............................................15
Financial Highlights..........................................................16

                         THE INTERNET GLOBAL GROWTH FUND
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of The Internet Global Growth Fund (the "Fund") is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of foreign and U.S. companies engaged in the Internet and Internet-related activities.

The Fund's investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in this Fund are listed below and could adversely affect the Fund's net asset value, total return, and the value of your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

o Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o Small and Medium-Size Company Risks: The Fund may invest in the equity securities of small, medium and large-sized companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Fund's portfolio.

o Foreign Securities Risks: The Fund may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Fund's assets may be concentrated in the common stock of any single issuer, which may make the value of the Fund's shares more susceptible to certain risks than shares of a more diversified mutual fund.

WHO MAY WANT TO INVEST
This Fund may be appropriate for investors who:
o   wish to invest for the long term.
o   want to diversify their portfolios.
o want to allocate some portion of their long-term investments to aggressive equity investing.
o want to allocate some portion of their long-term investments to global equity investing
o   are willing to accept a high degree of  volatility

                                   PERFORMANCE
--------------------------------------------------------------------------------

Because the Fund has no operating history, there is no performance information available at this time.


                          FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table

--------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases               None
(as percentage of offering price)

Maximum Deferred Sales Charge (Load)                           None
(as percentage of offering price)

Maximum Sales Charge (Load) on Reinvested Dividends            None

Redemption Fee                                                 None
(as percentage of amount redeemed, if applicable)

Maximum Account Fee(2)                                         None
-------------------------------------------------------------------------
ESTIMATED ANNUAL OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------
Management Fees                                                1.25%

Distribution (Rule 12b-1) Fees                                 None

Other Expenses                                                 1.00%
                                                              -------
Estimated Total Annual Fund Operating Expenses                 2.25%
                                                              =======

  (1) Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and exchanges between the Fund and any other series of Kinetics Mutual Fund, Inc.

  (2) Accounts of IRA Trustees are assessed a $12.50 annual fee.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.



THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THESE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RATE OF RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:


         1 YEAR                  3 YEARS
         ------                  -------
          $203                    $627


                       INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital.

INVESTMENT STRATEGIES
To achieve the Fund's objective, under normal circumstances, at least 65% of the Fund's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of foreign and U.S. companies that are engaged in the Internet and Internet-related activities.

Portfolio securities will be selected by the investment adviser from domestic and international companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the Fund's investment criteria. Accordingly, the Fund seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to the following:

o Internet Service Providers: Companies that provide users with access to the Internet.

o Software Companies: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and to secure Internet-based transactions.

o Computer Hardware Companies: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

o E-Commerce: Companies that remove a substantial portion of their revenue from sales of products and services conducted via the Internet.

o Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc.

The investment adviser selects portfolio securities by evaluating a company's positioning and the business model as well as its ability to grow and expand its activities via the Internet or achieve competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser also looks at the amount of capital a company currently expends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS
To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of the short-term money instruments include:

    o    commercial paper
    o certificates of deposit, demand and time deposits and banker's acceptance
    o    U.S. Government securities (i.e., U.S. Treasury obligations)
    o    repurchase agreements

To the extent the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

                                   MAIN RISKS
--------------------------------------------------------------------------------
INVESTING IN MUTUAL FUNDS
All mutual funds carry a certain amount of risk, which may cause you to lose money on your investment in the Fund. The following describes the primary risks of investing in the Fund due to the Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, you should be aware that the Fund has no operating history.

MARKET RISK
The net asset value of the Fund will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

INTERNET INDUSTRY SPECIFIC RISKS
The value of the Fund's shares will be susceptible to factors affecting the Internet such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of the Fund's shares and your investment.

FOREIGN SECURITIES RISKS
Investing in foreign securities can carry higher returns than those associated with domestic investments. However, foreign securities may be substantially riskier than domestic investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Funds may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

YEAR 2000 ISSUE
Like other mutual funds, financial and business organizations and individuals around the world, the Fund may be adversely affected if the computer systems used by the investment adviser, the administrator and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The investment adviser and the administrator are taking steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that they use. The investment adviser and administrator are also obtaining reasonable assurances that comparable steps are being taken by the Fund's other major service providers.

Although there can be no assurance at this time that there will be no adverse impact on the Fund, the Fund's service providers have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the Year 2000. The Fund's service providers expect that their systems, and those of other parties they deal with, will be adapted in time for that event. However, there can be no assurance that the computer systems of the companies in which the Fund invests (especially those of foreign companies) will be timely converted or that the value of such investments will not be adversely affected by the Year 2000 Issue. Foreign issuers, capital markets and economies may be more susceptible to Year 2000 Issues than domestic companies. If the computer systems of the companies in which the Fund invests, including those of foreign companies, are not adequately prepared for the Year 2000, the Fund's net asset value and total return could be adversely affected.

OTHER SECURITIES THE FUND MIGHT PURCHASE
Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, consisting of common stocks, convertible securities, warrants and securities having the characteristics of common stocks. If the investment adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities and repurchase agreements. More information about these investments is disclosed in the Statement of Additional Information ("SAI").

SECURITIES LENDING
The Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 25% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. In the event the original seller defaults on its obligation to repurchase, the Fund will seek to sell the collateral, which could involve
                                       8
costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, the Fund would suffer a loss.

NON-DIVERSIFICATION
The Fund is classified as "non-diversified" under federal securities laws which means that one-half of the Fund's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of the Fund's total assets. As a result of its non-diversified status, the Fund's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

INVESTMENT IN SMALL AND MID-CAP COMPANIES
The Fund may invest in small or mid-cap companies. Accordingly, the Fund may be subject to the additional risks associated with investment in companies with small or mid-sized capital structures (generally a market cap of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger more established companies. If the Fund is heavily invested in these securities, and the value of these securities suddenly decline, the net asset value of the Fund and your investment will be more susceptible to significant losses.

FUND BORROWING
The Fund may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. The Fund may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by the Fund on borrowed funds would decrease the net earnings of both the Fund and your investment.

                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
The Fund's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 477 Madison Avenue, 16th Floor, New York, New York, 10022. The management and affairs of the Fund are supervised by its Board of Directors whose names and general background information appear in the SAI. The investment adviser conducts investment research and supervision for the Fund and is responsible for the purchase and sale of securities for the Fund's portfolio. The investment adviser receives an annual fee from the Fund for its services of 1.25% of the Fund's average daily net assets.

Peter B. Doyle is the Chairman of the Board of Directors of Kinetics. He is also the Chief Investment Strategist. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has more than 24 years experience in the mutual funds and financial services industries. Lee Schultheis is Managing Director and Chief Operating Officer of Kinetics. Mr. Schultheis has more than 20 years of experience in the mutual funds and financial services industries.

PORTFOLIO MANAGERS

PETER B. DOYLE is Co-Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's assets and securities. Mr. Doyle is the Chief Investment Strategist and Chairman of the Board of Directors of Kinetics. In early 1996, Mr. Doyle, co-founded Kinetics, the investment adviser to The Internet Fund, Inc. Mr. Doyle also co-founded and is a Managing Director of Horizon Asset Management, Inc., a New York based investment management and research firm, since 1994. From 1988 through late 1994, Mr. Doyle was an Investment Officer in Bankers Trust Company's Investment Services Group, where he was responsible for managing approximately $250 million in assets. During his tenure at Bankers Trust Company, Mr. Doyle served on the Finance and Utility research sub-groups and had analytical responsibility for the REIT sector. Mr. Doyle received a Masters of Business Administration from Fordham University and a Bachelor of Science in economics from St. John's University.

STEVEN TUEN, CFA, is Co-Portfolio Manager of the Fund. Mr. Tuen's primary duties include research and analysis of equity securities for investment in the Fund. From 1996 to 1999, Mr. Tuen was an Analyst and the Director of Research of IPO Value Monitor, a research service that focuses on initial public offerings. From 1989 to 1996, Mr. Tuen was an Analyst at Bankers Trust Company. He became Portfolio Manager of the Private Banking Group during that time. Mr. Tuen received his Bachelor of Business Administration from City University of New York in 1991 and became a chartered Financial Analyst in 1995.

                            VALUATION OF FUND SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold at their net asset value per share ("NAV"), which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The Fund's portfolio securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Directors. The Fund may use independent pricing services to assist in calculating the NAV.

TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the Fund's NAV, the investment adviser values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors.

                             HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

IN GENERAL
Shares of the Fund are sold at NAV, without a sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both Regular Accounts and Individual Retirement Accounts is $1,000. The minimum subsequent investment for both types of accounts is $100. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so. A service fee of $25.00 will be deducted from your Fund account for any purchases that do not clear due to insufficient funds.

INVESTING BY TELEPHONE
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. YOU MAY NOT USE TELEPHONE TRANSACTIONS FOR YOUR INITIAL PURCHASE OF FUND SHARES.

AUTOMATIC INVESTMENT PLAN
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

PURCHASE BY MAIL
To purchase Fund shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to The Internet Global Growth Fund c/o Kinetics Mutual Funds, Inc. to:

Regular Mail:                               Overnight or Express Mail:
-------------                               --------------------------
Kinetics Mutual Funds, Inc.                Kinetics Mutual Funds, Inc.
The Internet Global Growth Fund            The Internet Global Growth Fund
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202


PURCHASE BY WIRE
Before wiring any funds please call (800) 930-3828 to notify the Fund that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the wiring instructions as follow:

o        WIRE TO:                   Firstar Bank Milwaukee, N.A.
o        ABA NUMBER:                0750-00022
o        CREDIT:                    Firstar Mutual Fund Services, LLC
o        ACCOUNT:                   112-952-137
o        FURTHER CREDIT:            Kinetics Mutual Funds, Inc.
                                    The Internet Global Growth Fund
                                    (Shareholder Name/Account Registration)
                                    (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

SUBSEQUENT INVESTMENTS
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify the Fund (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

INDIVIDUAL RETIREMENT ACCOUNTS
You may invest in the Fund by establishing a tax-sheltered individual retirement account. The Fund offers Traditional IRA, Roth IRA, and Educational IRA. For additional information on IRA options, please call (800) 930-3828.

INVESTING THROUGH BROKERS OR AGENTS
You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.

                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

IN GENERAL
You may redeem part or all of your Fund shares on any business day that the Fund calculates the NAV. To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange (currently 4:00 pm EST) will be treated as though received on the next business day.

The Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Note, however, that when a purchase order has been made by check, or ACH purchase, the Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.

WRITTEN REDEMPTION
Most redemptions can be executed by the investor furnishing an unconditional written request to the Fund to redeem his or her shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail:                               Overnight or Express Mail:
-------------                               --------------------------
Kinetics Mutual Funds, Inc.                Kinetics Mutual Funds, Inc.
The Internet Global Growth Fund            The Internet Global Growth Fund
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202

Requests for redemption in "good order" must:
     o indicate the name of the Fund,
     o be signed exactly as the shares are registered, including the signature of each owner,
     o specify the number of shares or dollar amount to be redeemed,
     o indicate your account registration number, and
     o include the investor's social security number or tax identification number.

TELEPHONE REDEMPTION
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100 by instructing the Fund by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

NOTE: Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

     o    that a shareholder correctly state his or her Fund account number

     o    the name in which his or her account is registered

     o the social security or tax identification number under which the account is registered

     o address of the account holder, as stated in the New Account Application Form

WIRE REDEMPTION
Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $12 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

SYSTEMATIC WITHDRAWAL PLAN
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

THE FUND'S RIGHT TO REDEEM AN ACCOUNT
The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of the Fund or unless the shareholder is an active participant in the AIP. The Fund will provide a shareholder with written notice 30 days prior to redeeming the account.

IRA REDEMPTION
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

                               EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


You can exchange your shares in the Fund for shares in any other series of Kinetics Mutual Funds, Inc. at a cost of $5 per exchange transaction. You should carefully read a prospectus for a fund before exchanging shares into that fund. Be advised that exercising the exchange privilege is really two transactions: a sale of shares in one fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.

Call (800) 930-3828 to learn more about the other Kinetics Mutual Funds and about exercising your exchange privilege.

                             DISTRIBUTION AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of the Fund are paid in additional shares of the Fund, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the application form to receive distributions as follows:

OPTION 1: To receive income dividends in cash and capital gain distributions in additional Fund shares, or

OPTION 2: To receive all income dividends and capital gain distributions in cash.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in November. The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks be will reinvested in your account at the then current NAV and your election will be converted to the purchase of additional shares.

TAXES
The Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund generally will be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by the Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive them in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to the funds' exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

                             DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

DISTRIBUTOR
T.O. Richardson Securities, Inc., 2 Bridgewater Road, Farmington Connecticut, 06032 is the distributor for the shares of the Fund. T.O. Richardson Securities, Inc., is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. and serves as the distributor for numerous registered investment companies across the United States.

SHAREHOLDER SERVICING AGENT
Kinetics is also responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Fund. For this service, Kinetics receives an annual shareholder servicing fee from the Fund equal to 0.25% of the Fund's average daily net assets.

FUND ADMINISTRATOR
Kinetics also serves as Administrator to the Fund. Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, out of which it will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.


CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND FUND ACCOUNTANT Firstar Bank Milwaukee, N.A. serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Firstar, the Fund's Sub-Administrator, also acts of the Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

                          MASTER/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER STRUCTURE
In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately thus achieving certain economies of scale. There is no present intention to convert the Fund to a Master/Feeder Fund Structure.

The SAI contains more information about the Fund, Master/Feeder Fund Structure and the types of securities in which the Fund may invest.

                        COUNSEL AND INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent auditors for the Fund.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Because the Fund has not yet commenced investment operations to date, there are no financial highlights to report.

                           KINETICS MUTUAL FUNDS, INC.
                         THE INTERNET GLOBAL GROWTH FUND



INVESTMENT ADVISER,             Kinetics Asset Management, Inc.
ADMINISTRATOR, AND              477 Madison Avenue, 16th Floor
SHAREHOLDER SERVICING           New York, NY 10022
AGENT

LEGAL COUNSEL                   Spitzer & Feldman P.C.
                                405 Park Avenue
                                New York, NY 10022

INDEPENDENT AUDITORS            McCurdy and Associates CPA's, Inc.
                                27955 Clemens Road
                                Westlake, OH 44145

TRANSFER AGENT,                 Firstar Mutual Fund Services, LLC
FUND ACCOUNTANT                 615 East Michigan Street
SUB-ADMINISTRATOR               Milwaukee, WI 53202

CUSTODIAN                       Firstar Bank Milwaukee, N.A.
                                615 East Michigan Street
                                Milwaukee, WI 53202

You may obtain the following and other information on the Fund free of charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED____________, 1999
The SAI for the Fund provides more details about the Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORT
Soon after the Fund has been operating for the appropriate time, annual and semi-annual reports will be made available. The reports will provide the Fund's most recent portfolio listings. The annual report will contain a discussion of the market conditions and investment strategies that affected the Fund's performance during the last fiscal year.

TELEPHONE:
(800) 930-3828

MAIL:
Kinetics Mutual Funds, Inc.
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

INTERNET:
http://www.sec.gov (text only version)

SEC:
You may also receive a text only version of Fund documents upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, D.C. 20549-6009. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Please call the SEC at 1-800-SEC-0330 for information relating to the operation of the Public Reference Room.
                                                     1940 Act File No. 811-09303

                        THE INTERNET EMERGING GROWTH FUND
                     A SERIES OF KINETICS MUTUAL FUNDS, INC.





                                     [logo]
















                            PROSPECTUS & APPLICATION
                                __________, 1999

                        THE INTERNET EMERGING GROWTH FUND
                     A SERIES OF KINETICS MUTUAL FUNDS, INC.




                            PROSPECTUS & APPLICATION
                               ____________, 1999


     The Internet Emerging Growth Fund (the "Fund) is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of small and medium capitalization domestic and foreign emerging companies engaged in the Internet and Internet-related activities.






             This Prospectus gives vital information about the Fund.
     For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.


                               Investment Adviser
                         KINETICS ASSET MANAGEMENT, INC.

                      Minimum Initial Investment --- $1,000


             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
       OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE
      PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Risk/Return Summary...........................................................4
Performance...................................................................5
Fees and Expenses of the Fund.................................................5
Investment Objective and Strategies...........................................6
Main Risks....................................................................7
Management of the Fund........................................................9
Valuation of Fund Shares.....................................................10
How To Purchase Shares.......................................................10
How To Redeem Shares.........................................................12
Exchange Privilege...........................................................13
Distribution and Taxes.......................................................13
Distribution of Shares.......................................................14
Master/Feeder Fund Structure.................................................15
Counsel and Independent Auditors.............................................15
Financial Highlights.........................................................15

                        The Internet Emerging Growth Fund
                               Risk/Return Summary
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of The Internet Emerging Growth Fund (the "Fund") is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of small and medium capitalization domestic and foreign emerging companies engaged in the Internet and Internet-related activities.

The Fund's investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in this Fund are listed below and could adversely affect the Fund's net asset value, total return, and the value of your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

o Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o Emerging, Small and Mid-Sized Company Risks: The Fund invests in the equity securities of emerging, small and mid-sized companies. Small and mid-sized companies generally have a market capitalization of less than $1 billion. Emerging companies are those with operating histories of less than three years. Investing in emerging, small and mid-sized companies presents greater risks than investing in securities of larger, more established companies. These companies may be developing or marketing new products or services for which markets are not yet established and may never be established. They may also lack depth or experience of management and may have difficulty generating or obtaining funds necessary for growth and development of their business. Due to these and other factors, these companies may suffer significant losses.

o Foreign Securities Risks: The Fund may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Fund's assets may be concentrated in the common stock of any single issuer, which may make the value of the Fund's shares more susceptible to certain risks than shares of a more diversified mutual fund.

Who May Want to Invest
This Fund may be appropriate for investors who:

o wish to invest for the long term.

o want to diversify their portfolios.

o want to allocate some portion of their long-term investments to aggressive equity investing.

o are willing to accept a high degree of  volatility

                                   PERFORMANCE
--------------------------------------------------------------------------------

Because the Fund has no operating history, there is no performance information available at this time.

                          FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases               None
(as a percentage of offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                           None
(as a percentage of offering price)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) on Reinvested Dividends            None
--------------------------------------------------------------------------------
Redemption Fee                                                 None
(as a percentage of amount redeemed, if applicable)
--------------------------------------------------------------------------------
Maximum Account Fee(2)                                         None
--------------------------------------------------------------------------------

ESTIMATED ANNUAL OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                1.25%
--------------------------------------------------------------------------------
Distribution (Rule 12b-1) Fees                                 None
--------------------------------------------------------------------------------
Other Expenses                                                 0.75%
--------------------------------------------------------------------------------
Estimated Total Annual Fund Operating Expenses                 2.00%
================================================================================


(1) Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and exchanges between the Fund and any other series of Kinetics Mutual Fund, Inc.

(2)  Accounts of IRA Trustees are assessed a $12.50 annual fee.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.



THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THESE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RATE OF RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:

         1 Year                  3 Years
         ------                  -------
          $203                    $627


                       INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital.

INVESTMENT STRATEGIES
To achieve the Fund's objective, under normal circumstances, at least 65% of the Fund's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of small and medium capitalization domestic and foreign emerging companies that are engaged in the Internet and Internet-related activities.

Portfolio securities will be selected by the investment adviser from emerging, small and medium sized companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Fund seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to the following:

o Internet Service Providers: Companies that provide users with access to the Internet.

o Software Companies: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and to secure Internet-based transactions.

o Computer Hardware Companies: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

o E-Commerce: Companies that sell retail products and services primarily via the Internet.

o Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc.

The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a greater competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser also looks at the amount of capital a company currently expends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS
To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in high quality domestic short-term debt securities and money market instruments. The Fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of the short-term money instruments include:

     o    commercial paper
     o certificates of deposit, demand and time deposits and banker's acceptance
     o    U.S. Government securities (i.e., U.S. Treasury obligations)
     o    repurchase agreements


To the extent the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

                                   MAIN RISKS
--------------------------------------------------------------------------------

INVESTING IN MUTUAL FUNDS
All mutual funds carry a certain amount of risk, which may cause you to lose money on your investment in the Fund. The following describes the primary risks of investing in the Fund due to the Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, you should be aware that the Fund has no operating history.

MARKET RISK
The net asset value of the Fund will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

INTERNET INDUSTRY SPECIFIC RISKS
The value of the Fund's shares will be susceptible to factors affecting the Internet such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of the Fund's shares and your investment.

INVESTMENT IN SMALL AND MID-CAP COMPANIES
The Fund invests in small and mid-cap companies. Accordingly, the Fund may be subject to the additional risks associated with investment in companies with small or mid-sized capital structures (generally a market cap of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger more established companies. If the Fund is heavily invested in these securities and if the value of these securities suddenly decline, the net asset value will be more susceptible to significant losses.

YEAR 2000 ISSUE
Like other mutual funds, financial and business organizations and individuals around the world, the Fund may be adversely affected if the computer systems used by the investment adviser, the administrator and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue" The investment adviser and the administrator are taking steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that they use. The investment adviser and administrator are also obtaining reasonable assurances that comparable steps are being taken by the Fund's other major service providers.

Although there can be no assurance at this time that there will be no adverse impact on the Fund, the Fund's service providers have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the Year 2000. The Fund's service providers expect that their systems, and those of other parties they deal with, will be adapted in time for that event. However, there can be no assurance that the computer systems of the companies in which the Fund invests (especially those of foreign companies) will be timely converted or that the value of such investments will not be adversely affected by the Year 2000 Issue. Foreign issuers, capital markets and economies may be more susceptible to Year 2000 Issues than domestic companies. If the computer systems of the companies in which the Fund invests, including those of foreign companies, are not adequately prepared for the Year 2000, the Fund's net asset value and total return could be adversely affected.

OTHER SECURITIES THE FUND MIGHT PURCHASE
Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, consisting of common stocks, convertible securities, warrants and securities having the characteristics of common stocks. If the investment adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities and repurchase agreements. More information about these investments is disclosed in the Statement of Additional Information ("SAI").

SECURITIES LENDING
The Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 25% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. In the event the original seller defaults on its obligation to repurchase, the Fund will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, the Fund would suffer a loss.

NON-DIVERSIFICATION
The Fund is classified as "non-diversified" under federal securities laws which means that one-half of the Fund's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of the Fund's total assets. As a result of its non-diversified status, the Fund's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

FOREIGN SECURITIES
Investing in foreign securities can carry higher returns than those associated with domestic investments. However, foreign securities may be substantially riskier than domestic investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Funds may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

FUND BORROWING
The Fund may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. The Fund may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by the Fund on borrowed funds would decrease the net earnings of both the Fund and your investment.

                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
The Fund's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 477 Madison Avenue, 16th Floor, New York, New York, 10022. The management and affairs of the Fund are supervised by its Board of Directors whose names and general background information appear in the SAI. The investment adviser conducts investment research and supervision for the Fund and is responsible for the purchase and sale of securities for the Fund's portfolio. The investment adviser receives an annual fee from the Fund for its services of 1.25% of the Fund's average daily net assets.

Peter B. Doyle is the Chairman of the Board of Directors of Kinetics. He is also the Chief Investment Strategist. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has more than 24 years experience in the mutual funds and financial services industries. Lee Schultheis is Managing Director and Chief Operating Officer of Kinetics. Mr. Schultheis has more than 20 years of experience in the mutual funds and financial services industries.

PORTFOLIO MANAGERS

PETER B. DOYLE is Co-Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's assets and securities. Mr. Doyle is the Chief Investment Strategist and Chairman of the Board of Directors of Kinetics. In early 1996, Mr. Doyle, co-founded Kinetics, the investment adviser to The Internet Fund, Inc. Mr. Doyle also co-founded and is a Managing Director of Horizon Asset Management, Inc., a New York based investment management and research firm, since 1994. From 1988 through late 1994, Mr. Doyle was an Investment Officer in Bankers Trust Company's Investment Services Group, where he was responsible for managing approximately $250 million in assets. During his tenure at Bankers Trust Company, Mr. Doyle served on the Finance and Utility research sub-groups and had analytical responsibility for the REIT sector. Mr. Doyle received a Masters of Business Administration from Fordham University and a Bachelor of Science in economics from St. John's University.

STEVEN TUEN, CFA, is Co-Portfolio Manager of the Fund. Mr. Tuen's primary duties include research and analysis of equity securities for investment in the Fund. From 1996 to 1999, Mr. Tuen was an Analyst and the Director of Research of IPO Value Monitor, a research service that focuses on initial public offerings. From 1989 to 1996, Mr. Tuen was an Analyst at Bankers Trust Company. He became Portfolio Manager of the Private Banking Group during that time. Mr. Tuen received his Bachelor of Business Administration from City University of New York in 1991 and became a chartered Financial Analyst in 1995.

                            VALUATION OF FUND SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold at their net asset value per share ("NAV"), which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The Fund's portfolio securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Directors. The Fund may use independent pricing services to assist in calculating the NAV.

TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the Fund's NAV, the investment adviser values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors.

                             HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

IN GENERAL
Shares of the Fund are sold at NAV, without a sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both Regular Accounts and Individual Retirement Accounts is $1,000. The minimum subsequent investment for both types of accounts is $100. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so. A service fee of $25.00 will be deducted from your Fund account for any purchases that do not clear due to insufficient funds.

INVESTING BY TELEPHONE
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. YOU MAY NOT USE TELEPHONE TRANSACTIONS FOR YOUR INITIAL PURCHASE OF FUND SHARES.

AUTOMATIC INVESTMENT PLAN
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

PURCHASE BY MAIL
To purchase Fund shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to The Internet Emerging Growth Fund c/o Kinetics Mutual Funds, Inc. to:

Regular Mail:                              Overnight or Express Mail:
------------                               --------------------------
Kinetics Mutual Funds, Inc.                Kinetics Mutual Funds, Inc.
The Internet Emerging Growth Fund          The Internet Emerging Growth Fund
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202

PURCHASE BY WIRE

Before wiring any funds please call (800) 930-3828 to notify the Fund that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the wiring instructions as follow:

o    Wire to:             Firstar Bank Milwaukee, N.A.
o    ABA Number:          0750-00022
o    Credit:              Firstar Mutual Fund Services, LLC
o    Account:             112-952-137
o    Further Credit:      Kinetics Mutual Funds, Inc.
                          The Internet Emerging Growth Fund
                          (Shareholder Name/Account Registration)
                          (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

SUBSEQUENT INVESTMENTS
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify the Fund (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

INDIVIDUAL RETIREMENT ACCOUNTS
You may invest in the Fund by establishing a tax-sheltered individual retirement account. The Fund offers Traditional IRA, Roth IRA, and Educational IRA. For additional information on IRA options, please call (800) 930-3828.

INVESTING THROUGH BROKERS OR AGENTS
You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.

                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

IN GENERAL
You may redeem part or all of your Fund shares on any business day that the Fund calculates the NAV. To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange (currently 4:00 pm EST) will be treated as though received on the next business day.

The Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Note, however, that when a purchase order has been made by check, or ACH purchase, the Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.

WRITTEN REDEMPTION
Most redemptions can be executed by the investor furnishing an unconditional written request to the Fund to redeem his or her shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail:                              Overnight or Express Mail:
-------------                              --------------------------
Kinetics Mutual Funds, Inc.                Kinetics Mutual Funds, Inc.
The Internet Emerging Growth Fund          The Internet Emerging Growth Fund
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202

Requests for redemption in "good order" must:

     o    indicate the name of the Fund,
     o be signed exactly as the shares are registered, including the signature of each owner,
     o    specify the number of shares or dollar amount to be redeemed,
     o    indicate your account registration number, and
     o include the investor's social security number or tax identification number.

TELEPHONE REDEMPTION
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100 by instructing the Fund by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

NOTE: Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

     o    that a shareholder correctly state his or her Fund account number
     o    the name in which his or her account is registered
     o the social security or tax identification number under which the account is registered
     o address of the account holder, as stated in the New Account Application Form

WIRE REDEMPTION
Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $12 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

SYSTEMATIC WITHDRAWAL PLAN
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

THE FUND'S RIGHT TO REDEEM AN ACCOUNT
The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of the Fund or unless the shareholder is an active participant in the AIP. The Fund will provide a shareholder with written notice 30 days prior to redeeming the account.

IRA REDEMPTION
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

                               EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


You can exchange your shares in the Fund for shares in any other series of Kinetics Mutual Funds, Inc. at a cost of $5 per exchange transaction. You should carefully read the prospectus of a fund before exchanging shares into that fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.

Call (800) 930-3828 to learn more about the other Kinetics Mutual Funds and about exercising your exchange privilege.

                             DISTRIBUTION AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of the Fund are paid in additional shares of the Fund, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the application form to receive distributions as follows:

OPTION 1: To receive income dividends in cash and capital gain distributions in additional Fund shares, or

OPTION 2: To receive all income dividends and capital gain distributions in cash.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in November. The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks be will reinvested in your account at the then current NAV and your election will be converted to the purchase of additional shares.

TAXES
The Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund generally will be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by the Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive them in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to the funds' exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

                             DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

DISTRIBUTOR
T.O. Richardson Securities, Inc., 2 Bridgewater Road, Farmington Connecticut, 06032 is the distributor for the shares of the Fund. T.O. Richardson Securities, Inc., is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. and serves as the distributor for numerous registered investment companies across the United States.

SHAREHOLDER SERVICING AGENT
Kinetics is also responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Fund. For this service, Kinetics receives an annual shareholder servicing fee from the Fund equal to 0.25% of the Fund's average daily net assets.

FUND ADMINISTRATOR
Kinetics also serves as Administrator to the Fund. Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, out of which it will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.


CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND FUND ACCOUNTANT Firstar Bank Milwaukee, N.A. serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Firstar, the Fund's Sub-Administrator, also acts of the Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

                          MASTER/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER STRUCTURE
In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately thus achieving certain economies of scale. There is no present intention to convert the Fund to a Master/Feeder Fund Structure.

The SAI contains more information about the Fund, Master/Feeder Fund Structure and the types of securities in which the Fund may invest.

                        COUNSEL AND INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent auditors for the Fund.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Because the Fund has not yet commenced investment operations to date, there are no financial highlights to report.

                           KINETICS MUTUAL FUNDS, INC.
                        THE INTERNET EMERGING GROWTH FUND



INVESTMENT ADVISER,             Kinetics Asset Management, Inc.
ADMINISTRATOR, AND              477 Madison Avenue, 16th Floor
SHAREHOLDER SERVICING           New York, NY 10022
AGENT

LEGAL COUNSEL                   Spitzer & Feldman P.C.
                                405 Park Avenue
                                New York, NY 10022

INDEPENDENT AUDITORS            McCurdy and Associates CPA's, Inc.
                                27955 Clemens Road
                                Westlake, OH 44145

TRANSFER AGENT,                 Firstar Mutual Fund Services, LLC
FUND ACCOUNTANT                 615 East Michigan Street
SUB-ADMINISTRATOR               Milwaukee, WI 53202

CUSTODIAN                       Firstar Bank Milwaukee, N.A.
                                615 East Michigan Street
                                Milwaukee, WI 53202

You may obtain the following and other information on the Fund free of charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED____________, 1999
The SAI for the Fund provides more details about the Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORT
Soon after the Fund has been operating for the appropriate time, annual and semi-annual reports will be made available. The reports will provide the Fund's most recent portfolio listings. The annual report will contain a discussion of the market conditions and investment strategies that affected the Fund's performance during the last fiscal year.

TELEPHONE:
(800) 930-3828

MAIL:
Kinetics Mutual Funds, Inc.
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

INTERNET:
http://www.sec.gov (text only version)

SEC:
You may also receive a text only version of Fund documents upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, D.C. 20549-6009. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Please call the SEC at 1-800-SEC-0330 for information relating to the operation of the Public Reference Room.

                                                     1940 Act File No. 811-09303

                        THE INTERNET INFRASTRUCTURE FUND
                     A SERIES OF KINETICS MUTUAL FUNDS, INC.





                                     [logo]
















                            PROSPECTUS & APPLICATION
                                __________, 1999

                        THE INTERNET INFRASTRUCTURE FUND
                     A SERIES OF KINETICS MUTUAL FUNDS, INC.




                            PROSPECTUS & APPLICATION
                               ____________, 1999


   The Internet Infrastructure Fund (the "Fund) is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of domestic and foreign companies engaged in the development and implementation of hardware, software and communications technologies that support the growing infrastructure and activities of the Internet.






             This Prospectus gives vital information about the Fund.
     For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.


                               Investment Adviser
                         KINETICS ASSET MANAGEMENT, INC.

                      Minimum Initial Investment --- $1,000


             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
       OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE
      PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Risk/Return Summary...........................................................4
Performance...................................................................5
Fees and Expenses of the Fund.................................................5
Investment Objective and Strategies...........................................6
Main Risks....................................................................7
Management of the Fund........................................................9
Valuation of Fund Shares......................................................9
How To Purchase Shares.......................................................10
How To Redeem Shares.........................................................11
Exchange Privilege...........................................................13
Distribution and Taxes.......................................................13
Distribution of Shares.......................................................14
Master/Feeder Fund Structure.................................................15
Counsel and Independent Auditors.............................................15
Financial Highlights.........................................................15

                        THE INTERNET INFRASTRUCTURE FUND
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

Investment Objective
The investment objective of The Internet Infrastructure Fund (the "Fund") is long-term growth of capital.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of domestic and foreign companies engaged in the development and implementation of hardware, software and communications technologies that support the growing infrastructure and activities of the Internet.

The Fund's investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Principal Risks of Investing in the Fund
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in this Fund are listed below and could adversely affect the Fund's net asset value, total return and the value of your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

o Internet Industry Specific Risks: Internet and Internet support-related companies in general are subject to a rate of change in technology, which is generally higher than that of other industries. Similarly, internet-related industries use many products and services of companies engaged in computer hardware and software-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive technological advances.

o Small- and Medium-Size Company Risks: The Fund may invest in the equity securities of small, medium and large-sized companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Fund's portfolio.

o Foreign Securities Risks: The Fund may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Fund's assets may be concentrated in the common stock of any single issuer, which may make the value of the Fund's shares more susceptible to certain risks than shares of a more diversified mutual fund.

Who May Want to Invest
This Fund may be appropriate for investors who:

o wish to invest for the long term.

o want to diversify their portfolios.

o want to allocate some portion of their long-term investments to aggressive equity investing.

o are willing to accept a high degree of  volatility

                                   PERFORMANCE
--------------------------------------------------------------------------------

Because the Fund has no operating history new, there is no performance information available at this time.


                          FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table

-------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases               None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                           None
(as a percentage of offering price)
Maximum Sales Charge (Load) on Reinvested Dividends            None
Redemption Fee                                                 None
(as a percentage of amount redeemed, if applicable)
Maximum Account Fee(2)                                           None

-------------------------------------------------------------------------
ESTIMATED ANNUAL OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------
Management Fees                                                1.25%
Distribution (Rule 12b-1) Fees                                 None
Other Expenses                                                 0.75%
                                                               ---------
Estimated Total Annual Fund Operating Expenses                 2.00%
                                                               =========

(1) Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and exchanges between the Fund and any other series of Kinetics Mutual Fund, Inc.

(2)  Accounts of IRA Trustees are assessed a $12.50 annual fee.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THESE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RATE OF RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:

         1 YEAR                  3 YEARS
          $203                    $627

                       INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital.

INVESTMENT STRATEGIES
To achieve the Fund's objective, under normal circumstances, at least 65% of the Fund's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of domestic and foreign companies that are engaged in the development and implementation of hardware, software and communications technologies that support the growing infrastructure and activities of the Internet.

Portfolio securities will be selected by the investment adviser from companies that are engaged in supplying hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the Fund's investment criteria. Such companies include, but are not limited to the following:

o Computer Hardware Companies: Companies that develop and produce computer and network hardware that enable users of the Internet to conduct personal and commercial activities.

o Computer Software Companies: Companies that produce, manufacture and develop the tools that enable Internet users to enhance the speed, security, integrity and storage of data on the Internet.

o Telecommunications Companies: Companies that primarily engage in the development of the telecommunications transmission lines and software technologies that enhance the reach and band-width technologies of Internet users.

The investment adviser selects portfolio securities by evaluating a company's positioning and both the current percentage and growth in percentage of activities that it expends in the Internet infrastructure marketplace. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

TEMPORARY INVESTMENTS
To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of the short-term money instruments include:

     o   commercial paper
     o certificates of deposit, demand and time deposits and banker's acceptance
     o   U.S. Government securities (i.e., U.S. Treasury obligations)
     o   repurchase agreements

To the extent the Fund engages in temporary, defensive strategy, the Fund may not achieve its investment objective.

                                   MAIN RISKS
--------------------------------------------------------------------------------

INVESTING IN MUTUAL FUNDS
All mutual funds carry a certain amount of risk, which may cause you to lose money on your investment in the Fund. The following describes the primary risks of investing in the Fund due to the Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, you should be aware that the Fund has no operating history.

INTERNET INDUSTRY SPECIFIC RISKS
Internet infrastructure-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, internet-related industries use many products and services of companies engaged in computer hardware and software-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive technological advances.

MARKET RISK
The net asset value of the Fund will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

YEAR 2000 ISSUE
Like other mutual funds, financial and business organizations and individuals around the world, the Fund may be adversely affected if the computer systems used by the investment adviser, the administrator and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The investment adviser and the administrator are taking steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that they use. The investment adviser and administrator are also obtaining reasonable assurances that comparable steps are being taken by the Fund's other major service providers.

Although there can be no assurance at this time that there will be no adverse impact on the Fund, the Fund's service providers have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the Year 2000. The Fund's service providers expect that their systems, and those of other parties they deal with, will be adapted in time for that event. However, there can be no assurance that the computer systems of the companies in which the Fund invests (especially those of foreign companies) will be timely converted or that the value of such investments will not be adversely affected by the Year 2000 Issue. Foreign issuers, capital markets and economies may be more susceptible to Year 2000 Issues than domestic companies. If the computer systems of the companies in which the Fund invests, including those of foreign companies, are not adequately prepared for the Year 2000, the Fund's net asset value and total return could be adversely affected.

OTHER SECURITIES THE FUND MIGHT PURCHASE
Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, consisting of common stocks, convertible securities, warrants and securities having the characteristics of common stocks. If the investment adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities and repurchase agreements. More information about these investments is disclosed in the Statement of Additional Information ("SAI").

SECURITIES LENDING
The Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 25% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. In the event the original seller defaults on its obligation to repurchase, the Fund will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, the Fund would suffer a loss.

NON-DIVERSIFICATION
The Fund is classified as "non-diversified" under federal securities laws which means that one-half of the Fund's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of the Fund's total assets. As a result of its non-diversified status, the Fund's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

INVESTMENT IN SMALL AND MID-CAP COMPANIES
The Fund will invest in small or mid-cap companies. Accordingly, the Fund may be subject to the additional risks associated with investment in companies with small or mid-sized capital structures (generally a market cap of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger more established companies. If the Fund is heavily invested in these securities, the net asset value of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

FOREIGN SECURITIES
Investing in foreign securities can carry higher returns than those associated with domestic investments. However, foreign securities may be substantially riskier than domestic investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

FUND BORROWING
The Fund may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. The Fund may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by the Fund on borrowed funds would decrease the net earnings of both the Fund and your investment.

                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
The Fund's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 477 Madison Avenue, 16th Floor, New York, New York, 10022. The management and affairs of the Fund are supervised by its Board of Directors whose names and general background information appear in the SAI. The investment adviser conducts investment research and supervision for the Fund and is responsible for the purchase and sale of securities for the Fund's portfolio. The investment adviser receives an annual fee from the Fund for its services of 1.25% of the Fund's average daily net assets.

Peter B. Doyle is the Chairman of the Board of Directors of Kinetics. He is also the Chief Investment Strategist. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has more than 24 years experience in the mutual funds and financial services industries. Lee Schultheis is Managing Director and Chief Operating Officer of Kinetics. Mr. Schultheis has more than 20 years of experience in the mutual funds and financial services industries.

PORTFOLIO MANAGERS

PETER B. DOYLE is Co-Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's assets and securities. Mr. Doyle is the Chief Investment Strategist and Chairman of the Board of Directors of Kinetics. In early 1996, Mr. Doyle, co-founded Kinetics, the investment adviser to The Internet Fund, Inc. Mr. Doyle also co-founded and is a Managing Director of Horizon Asset Management, Inc., a New York based investment management and research firm, since 1994. From 1988 through late 1994, Mr. Doyle was an Investment Officer in Bankers Trust Company's Investment Services Group, where he was responsible for managing approximately $250 million in assets. During his tenure at Bankers Trust Company, Mr. Doyle served on the Finance and Utility research sub-groups and had analytical responsibility for the REIT sector. Mr. Doyle received a Masters of Business Administration from Fordham University and a Bachelor of Science in economics from St. John's University.

STEVEN TUEN, CFA, is Co-Portfolio Manager of the Fund. Mr. Tuen's primary duties include research and analysis of equity securities for investment in the Fund. From 1996 to 1999, Mr. Tuen was an Analyst and the Director of Research of IPO Value Monitor, a research service that focuses on initial public offerings. From 1989 to 1996, Mr. Tuen was an Analyst at Bankers Trust Company. He became Portfolio Manager of the Private Banking Group during that time. Mr. Tuen received his Bachelor of Business Administration from City University of New York in 1991 and became a chartered Financial Analyst in 1995.

                            VALUATION OF FUND SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold at their net asset value per share ("NAV"), which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The Fund's portfolio securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Directors. The Fund may use independent pricing services to assist in calculating the NAV.

TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the Fund's NAV, the investment adviser values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors.

                             HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

IN GENERAL
Shares of the Fund are sold at NAV, without a sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both Regular Accounts and Individual Retirement Accounts is $1,000. The minimum subsequent investment for both types of accounts is $100. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so. A service fee of $25.00 will be deducted from your Fund account for any purchases that do not clear due to insufficient funds.

INVESTING BY TELEPHONE
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. YOU MAY NOT USE TELEPHONE TRANSACTIONS FOR YOUR INITIAL PURCHASE OF FUND SHARES.

AUTOMATIC INVESTMENT PLAN
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

PURCHASE BY MAIL
To purchase Fund shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to The Internet Infrastructure Fund c/o Kinetics Mutual Funds, Inc. to:

Regular Mail:                             Overnight or Express Mail:
-------------                             --------------------------
Kinetics Mutual Funds, Inc.               Kinetics Mutual Funds, Inc.
The Internet Infrastructure Fund          The Internet Infrastructure Fund
c/o Firstar Mutual Fund Services, LLC     c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                              615 East Michigan Street, 3rd Floor
Milwaukee, WI  53201-0701                 Milwaukee, WI  53202

PURCHASE BY WIRE
Before wiring any funds please call (800) 930-3828 to notify the Fund that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the wiring instructions as follow:

o  Wire to:                   Firstar Bank Milwaukee, N.A.
o  ABA Number:                0750-00022
o  Credit:                    Firstar Mutual Fund Services, LLC
o  Account:                   112-952-137
o  Further Credit:            Kinetics Mutual Funds, Inc.
                              The Internet Infrastructure Fund
                              (Shareholder Name/Account Registration)
                              (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

SUBSEQUENT INVESTMENTS
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify the Fund (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

INDIVIDUAL RETIREMENT ACCOUNTS
You may invest in the Fund by establishing a tax-sheltered individual retirement account. The Fund offers Traditional IRA, Roth IRA, and Educational IRA. For additional information on IRA options, please call (800) 930-3828.

INVESTING THROUGH BROKERS OR AGENTS
You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.


                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

IN GENERAL
You may redeem part or all of your Fund shares on any business day that the Fund calculates the NAV. To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange (currently 4:00 pm EST) will be treated as though received on the next business day.

The Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Note, however, that when a purchase order has been made by check, or ACH purchase, the Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.

WRITTEN REDEMPTION
Most redemptions can be executed by the investor furnishing an unconditional written request to the Fund to redeem his or her shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail:                             Overnight or Express Mail:
-------------                             --------------------------
Kinetics Mutual Funds, Inc.               Kinetics Mutual Funds, Inc.
The Internet Infrastructure Fund          The Internet Infrastructure Fund
c/o Firstar Mutual Fund Services, LLC     c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                              615 East Michigan Street, 3rd Floor
Milwaukee, WI  53201-0701                 Milwaukee, WI  53202

Requests for redemption in "good order" must:

o indicate the name of the Fund,

o be signed exactly as the shares are registered, including the signature of each owner,

o specify the number of shares or dollar amount to be redeemed,

o indicate your account registration number, and

o include the investor's social security number or tax identification number.

TELEPHONE REDEMPTION
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100 by instructing the Fund by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

NOTE: Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

o that a shareholder correctly state his or her Fund account number

o the name in which his or her account is registered

o the social security or tax identification number under which the account is registered

o address of the account holder, as stated in the New Account Application Form

WIRE REDEMPTION
Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $12 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

SYSTEMATIC WITHDRAWAL PLAN
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

THE FUND'S RIGHT TO REDEEM AN ACCOUNT
The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of the Fund or unless the shareholder is an active participant in the AIP. The Fund will provide a shareholder with written notice 30 days prior to redeeming the account.

IRA REDEMPTION
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

                               EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

You can exchange your shares in the Fund for shares in any other series of Kinetics Mutual Funds, Inc. at a cost of $5 per exchange transaction. You should carefully read the prospectus of a fund before exchanging shares into that fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.

Call (800) 930-3828 to learn more about the other Kinetics Mutual Funds and about exercising your exchange privilege.

                             DISTRIBUTION AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of the Fund are paid in additional shares of the Fund, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the application form to receive distributions as follows:

OPTION 1: To receive income dividends in cash and capital gain distributions in additional Fund shares, or

OPTION 2: To receive all income dividends and capital gain distributions in cash.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in November. The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks be will reinvested in your account at the then current NAV and your election will be converted to the purchase of additional shares.

TAXES
The Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund generally will be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders.
Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by the Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive them in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to the funds' exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

                             DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

DISTRIBUTOR
T.O. Richardson Securities, Inc., 2 Bridgewater Road, Farmington Connecticut, 06032 is the distributor for the shares of the Fund. T.O. Richardson Securities, Inc., is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. and serves as the distributor for numerous registered investment companies across the United States.

SHAREHOLDER SERVICING AGENT
Kinetics is also responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Fund. For this service, Kinetics receives an annual shareholder servicing fee from the Fund equal to 0.25% of the Fund's average daily net assets.

FUND ADMINISTRATOR
Kinetics also serves as Administrator to the Fund. Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, out of which it will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.


CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND FUND ACCOUNTANT Firstar Bank Milwaukee, N.A. serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Firstar, the

Fund's Sub-Administrator, also acts of the Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

                          MASTER/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

Election to Invest Fund Assets Pursuant to Master/Feeder Structure
In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately thus achieving certain economies of scale. There is no present intention to convert the Fund to a Master/Feeder Fund Structure.

The SAI contains more information about the Fund, Master/Feeder Fund Structure and the types of securities in which the Fund may invest.

                        COUNSEL AND INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent auditors for the Fund.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Because the Fund has not yet commenced investment operations to date, there are no financial highlights to report.

                           KINETICS MUTUAL FUNDS, INC.
                        The Internet Infrastructure Fund


Investment Adviser,             Kinetics Asset Management, Inc.
Administrator and Shareholder   477 Madison Avenue, 16th Floor
Servicing Agent                 New York, NY  10022

Legal Counsel                   Spitzer & Feldman P.C.
                                405 Park Avenue
                                New York, NY 10022

Independent Auditors            McCurdy and Associates CPA's, Inc.
                                27955 Clemens Road
                                Westlake, OH 44145

Transfer Agent,                 Firstar Mutual Fund Services, LLC
Fund Accountant,                615 East Michigan Street
Sub-Administrator               Milwaukee, WI  53202

Custodian                       Firstar Bank Milwaukee, N.A.
                                615 East Michigan Street
                                Milwaukee, WI  53202

You may obtain the following and other information on the Fund free of charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED____________, 1999
The SAI for the Fund provides more details about the Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORT
Soon after the Fund has been operating for the appropriate time, annual and semi-annual reports will be made available. The reports will provide the Fund's most recent portfolio listings. The annual report will contain a discussion of the market conditions and investment strategies that affected the Fund's performance during the last fiscal year.

TELEPHONE:
(800) 930-3828

MAIL:
Kinetics Mutual Funds, Inc.
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

INTERNET:
http://www.sec.gov (text only version)

SEC:
You may also receive a text only version of Fund documents upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, D.C. 20549-6009. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Please call the SEC at 1-800-SEC-0330 for information relating to the operation of the Public Reference Room.

                                                     1940 Act File No. 811-09303
                                       16

                         THE INTERNET NEW PARADIGM FUND
                     A SERIES OF KINETICS MUTUAL FUNDS, INC.





                                     [LOGO]
















                            PROSPECTUS & APPLICATION
                                __________, 1999

                         THE INTERNET NEW PARADIGM FUND
                     A SERIES OF KINETICS MUTUAL FUNDS, INC.




                            PROSPECTUS & APPLICATION
                               ____________, 1999


    The Internet New Paradigm Fund (the "Fund) is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of domestic and foreign companies that have business models favorably impacted by and future prospects enhanced by the growth of the Internet.







             This Prospectus gives vital information about the Fund.
     For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.


                               Investment Adviser
                         KINETICS ASSET MANAGEMENT, INC.

                      Minimum Initial Investment --- $1,000


             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
       OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE
      PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Risk/Return Summary...........................................................4
Performance...................................................................5
Fees and Expenses of the Fund.................................................5
Investment Objective and Strategies...........................................6
Main Risks....................................................................7
Management of the Fund........................................................9
Valuation of Fund Shares.....................................................10
How To Purchase Shares.......................................................11
How To Redeem Shares.........................................................12
Exchange Privilege...........................................................14
Distribution and Taxes.......................................................14
Distribution of Shares.......................................................15
Master/Feeder Fund Structure.................................................15
Counsel and Independent Auditors.............................................16
Financial Highlights.........................................................16

                         THE INTERNET NEW PARADIGM FUND
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of The Internet New Paradigm Fund (the "Fund") is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of domestic and foreign companies that have seen a dramatic shift in their future prospects due to growth of the Internet.

The Fund's investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in this Fund are listed below and could adversely affect the Fund's net asset value, total return, and the value of your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

o Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o Small- and Medium-Size Company Risks: The Fund may invest in the equity securities of small, medium and large-sized companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Fund's portfolio.

o Foreign Securities Risks: The Fund may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Fund's assets may be concentrated in the common stock of any single issuer, which may make the value of the Fund's shares more susceptible to certain risks than shares of a more diversified mutual fund.

WHO MAY WANT TO INVEST
This Fund may be appropriate for investors who:

o    wish to invest for the long term.
o    want to diversify their portfolios.
o want to allocate some portion of their long-term investments to aggressive equity investing.
o    are willing to accept a high degree of volatility.

                                   PERFORMANCE
--------------------------------------------------------------------------------

Because the Fund has no operating history, there is no performance information available at this time.


                          FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

FEE TABLE

--------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases               None
(as percentage of offering price)

Maximum Deferred Sales Charge (Load)                           None
(as percentage of offering price)

Maximum Sales Charge (Load) on Reinvested Dividends            None

Redemption Fee                                                 None
(as percentage of amount redeemed, if applicable)

Maximum Account Fee(2)                                         None
-------------------------------------------------------------------------
ESTIMATED ANNUAL OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------
Management Fees                                                1.25%

Distribution (Rule 12b-1) Fees                                 None

Other Expenses                                                 0.75%
                                                              -------
Estimated Total Annual Fund Operating Expenses                 2.00%
                                                              =======

  (1) Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and exchanges between the Fund and any other series of Kinetics Mutual Fund, Inc.

  (2) Accounts of IRA Trustees are assessed a $12.50 annual fee.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.



THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THESE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RATE OF RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:

         1 YEAR                  3 YEARS
         ------                  -------
          $203                    $627


                       INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital.

INVESTMENT STRATEGIES
To achieve the Fund's objective, under normal circumstances, at least 65% of the Fund's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of domestic and foreign companies with business models that stand to benefit from the utilization and growth of the Internet.

Portfolio securities will be selected by the investment adviser from companies that are engaged in various industries where the growth of the Internet will enable an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the Fund's investment criteria. Accordingly, the Fund seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to the following:

o Retailers: Companies that sell retail products and services via traditional stores, catalogues, tele marketing, and web-site means.

o Media Companies: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

o Financial Service Companies: Companies that engage in financial service transactions such as banking, credit cards, investment services, etc.

The investment adviser selects portfolio securities by evaluating a company's positioning and the traditional business lines as well as its ability to expand its activities via the Internet or achieve competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

TEMPORARY INVESTMENTS
To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of the short-term money instruments include:

o     commercial paper
o     certificates of deposit, demand and time deposits and banker's acceptance
o     U.S. Government securities (i.e., U.S. Treasury obligations)
o     repurchase agreements

To the extent the Fund engages in this temporary, defensive strategy, the Fund may not achieve its investment objective.

                                   MAIN RISKS
--------------------------------------------------------------------------------

INVESTING IN MUTUAL FUNDS
All mutual funds carry a certain amount of risk, which may cause you to lose money on your investment in the Fund. The following describes the primary risks of investing in the Fund due to the Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, you should be aware that the Fund has no operating history.

MARKET RISK
The net asset value of the Fund will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

INTERNET INDUSTRY SPECIFIC RISKS
The value of the Fund's shares will be susceptible to factors affecting the Internet such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of the Fund's shares and your investment.

YEAR 2000 ISSUE
Like other mutual funds, financial and business organizations and individuals around the world, the Fund may be adversely affected if the computer systems used by the investment adviser, the administrator and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The investment adviser and the administrator are taking steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that they use. The investment adviser and administrator are also obtaining reasonable assurances that comparable steps are being taken by the Fund's other major service providers.

Although there can be no assurance at this time that there will be no adverse impact on the Fund, the Fund's service providers have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the Year 2000. The Fund's service providers expect that their systems, and those of other parties they deal with, will be adapted in time for that event. However, there can be no assurance that the computer systems of the companies in which the Fund invests (especially those of foreign companies) will be timely converted or that the value of such investments will not be adversely affected by the Year 2000 Issue. Foreign issuers, capital markets and economies may be more susceptible to Year 2000 Issues than domestic companies. If the computer systems of the companies in which the Fund invests, including those of foreign companies, are not adequately prepared for the Year 2000, the Fund's net asset value and total return could be adversely affected.

OTHER SECURITIES THE FUND MIGHT PURCHASE
Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, consisting of common stocks, convertible securities, warrants and securities having the characteristics of common stocks. If the investment adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities and repurchase agreements. More information about these investments is disclosed in the Statement of Additional Information ("SAI").

SECURITIES LENDING
The Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 25% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. In the event the original seller defaults on its obligation to repurchase, the Fund will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, the Fund would suffer a loss.

NON-DIVERSIFICATION
The Fund is classified as "non-diversified" under federal securities laws which means that one-half of the Fund's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of the Fund's total assets. As a result of its non-diversified status, the Fund's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

INVESTMENT IN SMALL AND MID-CAP COMPANIES
The Fund will invest in small or mid-cap companies. Accordingly, the Fund may be subject to the additional risks associated with investment in companies with small or mid-sized capital structures (generally a market cap of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger more established companies. If the Fund is heavily invested in these securities, the net asset value of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

FOREIGN SECURITIES
Investing in foreign securities can carry higher returns than those associated with domestic investments. However, foreign securities may be substantially riskier than domestic investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Funds may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

YEAR 2000 ISSUE
Like other mutual funds, financial and business organizations and individuals around the world, the Fund may be adversely affected if the computer systems used by the investment adviser, the administrator and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The investment adviser and the administrator are taking steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that they use. The investment adviser and administrator are also obtaining reasonable assurances that comparable steps are being taken by the Fund's other major service providers.

Although there can be no assurance at this time that there will be no adverse impact on the Fund, the Fund's service providers have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the Year 2000. The Fund's service providers expect that their systems, and those of other parties they deal with, will be adapted in time for that event. However, there can be no assurance that the computer systems of the companies in which the Fund invests (especially those of foreign companies) will be timely converted or that the value of such investments will not be adversely affected by the Year 2000 Issue. Foreign issuers, capital markets and economies may be more susceptible to Year 2000 Issues than domestic companies. If the computer systems of the companies in which the Fund invests, including those of foreign companies, are not adequately prepared for the Year 2000, the Fund's net asset value and total return could be adversely affected.

FUND BORROWING
The Fund may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. The Fund may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by the Fund on borrowed funds would decrease the net earnings of both the Fund and your investment.

                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
The Fund's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 477 Madison Avenue, 16th Floor, New York, New York, 10022. The management and affairs of the Fund are supervised by its Board of Directors whose names and general background information appear in the SAI. The investment adviser conducts investment research and supervision for the Fund and is responsible for the purchase and sale of securities for the Fund's portfolio. The investment adviser receives an annual fee from the Fund for its services of 1.25% of the Fund's average daily net assets.

Peter B. Doyle is the Chairman of the Board of Directors of Kinetics. He is also the Chief Investment Strategist. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has more than 24 years experience in the mutual funds and financial services industries. Lee Schultheis is Managing Director and Chief Operating Officer of Kinetics. Mr. Schultheis has more than 20 years of experience in the mutual funds and financial services industries.

PORTFOLIO MANAGERS

PETER B. DOYLE is Co-Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's assets and securities. Mr. Doyle is the Chief Investment Strategist and Chairman of the Board of Directors of Kinetics. In early 1996, Mr. Doyle, co-founded Kinetics, the investment adviser to The Internet Fund, Inc. Mr. Doyle also co-founded and is a Managing Director of Horizon Asset Management, Inc., a New York based investment management and research firm, since 1994. From 1988 through late 1994, Mr. Doyle was an Investment Officer in Bankers Trust Company's Investment Services Group, where he was responsible for managing approximately $250 million in assets. During his tenure at Bankers Trust Company, Mr. Doyle served on the Finance and Utility research sub-groups and had analytical responsibility for the REIT sector. Mr. Doyle received a Masters of Business Administration from Fordham University and a Bachelor of Science in economics from St. John's University.

STEVEN TUEN, CFA, is Co-Portfolio Manager of the Fund. Mr. Tuen's primary duties include research and analysis of equity securities for investment in the Fund. From 1996 to 1999, Mr. Tuen was an Analyst and the Director of Research of IPO Value Monitor, a research service that focuses on initial public offerings. From 1989 to 1996, Mr. Tuen was an Analyst at Bankers Trust Company. He became Portfolio Manager of the Private Banking Group during that time. Mr. Tuen received his Bachelor of Business Administration from City University of New York in 1991 and became a chartered Financial Analyst in 1995.

                            VALUATION OF FUND SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold at their net asset value per share ("NAV"), which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The Fund's portfolio securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Directors. The Fund may use independent pricing services to assist in calculating the NAV.

TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the Fund's NAV, the investment adviser values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors.

                             HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

IN GENERAL
Shares of the Fund are sold at NAV, without a sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both Regular Accounts and Individual Retirement Accounts is $1,000. The minimum subsequent investment for both types of accounts is $100. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so. A service fee of $25.00 will be deducted from your Fund account for any purchases that do not clear due to insufficient funds.

INVESTING BY TELEPHONE
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. YOU MAY NOT USE TELEPHONE TRANSACTIONS FOR YOUR INITIAL PURCHASE OF FUND SHARES.

AUTOMATIC INVESTMENT PLAN
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

PURCHASE BY MAIL
To purchase Fund shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to The Internet New Paradigm Fund c/o Kinetics Mutual Funds, Inc. to:

Regular Mail:                               Overnight or Express Mail:
-------------                               --------------------------
Kinetics Mutual Funds, Inc.                Kinetics Mutual Funds, Inc.
The Internet New Paradigm Fund             The Internet New Paradigm Fund
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202


PURCHASE BY WIRE
Before wiring any funds please call (800) 930-3828 to notify the Fund that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the wiring instructions as follow:

o        WIRE TO:                   Firstar Bank Milwaukee, N.A.
o        ABA NUMBER:                0750-00022
o        CREDIT:                    Firstar Mutual Fund Services, LLC
o        ACCOUNT:                   112-952-137
o        FURTHER CREDIT:            Kinetics Mutual Funds, Inc.
                                    The Internet New Paradigm Fund
                                    (Shareholder Name/Account Registration)
                                    (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

SUBSEQUENT INVESTMENTS
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify the Fund (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

INDIVIDUAL RETIREMENT ACCOUNTS
You may invest in the Fund by establishing a tax-sheltered individual retirement account. The Fund offers Traditional IRA, Roth IRA, and Educational IRA. For additional information on IRA options, please call (800) 930-3828.

INVESTING THROUGH BROKERS OR AGENTS
You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.


                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

IN GENERAL
You may redeem part or all of your Fund shares on any business day that the Fund calculates the NAV. To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange (currently 4:00 pm EST) will be treated as though received on the next business day.

The Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Note, however, that when a purchase order has been made by check, or ACH purchase, the Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.
                                       12

WRITTEN REDEMPTION
Most redemptions can be executed by the investor furnishing an unconditional written request to the Fund to redeem his or her shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail:                               Overnight or Express Mail:
-------------                               --------------------------
Kinetics Mutual Funds, Inc.                Kinetics Mutual Funds, Inc.
The Internet New Paradigm Fund             The Internet New Paradigm Fund
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202

Requests for redemption in "good order" must:
o  indicate the name of the Fund,
o be signed exactly as the shares are registered, including the signature of each owner,
o  specify the number of shares or dollar amount to be redeemed,
o  indicate your account registration number, and
o  include the investor's social security number or tax identification number.

TELEPHONE REDEMPTION
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100 by instructing the Fund by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

NOTE: Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

o that a shareholder correctly state his or her Fund account number

o the name in which his or her account is registered

o the social security or tax identification number under which the account is registered

o address of the account holder, as stated in the New Account Application Form

WIRE REDEMPTION
Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $12 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

SYSTEMATIC WITHDRAWAL PLAN
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

THE FUND'S RIGHT TO REDEEM AN ACCOUNT
The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of the Fund or unless the shareholder is an active participant in the AIP. The Fund will provide a shareholder with written notice 30 days prior to redeeming the account.

IRA REDEMPTION
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

                               EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


You can exchange your shares in the Fund for shares in any other series of Kinetics Mutual Funds, Inc. at a cost of $5 per exchange transaction. You should carefully read a fund's prospectus before exchanging shares into that fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.

Call (800) 930-3828 to learn more about other Kinetics Mutual Funds and about exercising your exchange privilege.

                             DISTRIBUTION AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of the Fund are paid in additional shares of the Fund, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the application form to receive distributions as follows:

OPTION 1: To receive income dividends in cash and capital gain distributions in additional Fund shares, or

OPTION 2: To receive all income dividends and capital gain distributions in cash.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in November. The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks be will reinvested in your account at the then current NAV and your election will be converted to the purchase of additional shares.

TAXES
The Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund generally will be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by the Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive them in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to the funds' exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

                             DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

DISTRIBUTOR
T.O. Richardson Securities, Inc., 2 Bridgewater Road, Farmington Connecticut, 06032 is the distributor for the shares of the Fund. T.O. Richardson Securities, Inc., is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. and serves as the distributor for numerous registered investment companies across the United States.

SHAREHOLDER SERVICING AGENT
Kinetics is also responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Fund. For this service, Kinetics receives an annual shareholder servicing fee from the Fund equal to 0.25% of the Fund's average daily net assets.

FUND ADMINISTRATOR
Kinetics also serves as Administrator to the Fund. Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, out of which it will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.


CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND FUND ACCOUNTANT Firstar Bank Milwaukee, N.A. serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Firstar, the Fund's Sub-Administrator, also acts of the Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

                          MASTER/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER STRUCTURE
In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately thus achieving certain economies of scale. There is no present intention to convert the Fund to a Master/Feeder Fund Structure.

The SAI contains more information about the Fund, Master/Feeder Fund Structure and the types of securities in which the Fund may invest.

                        COUNSEL AND INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent auditors for the Fund.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Because the Fund has not yet commenced investment operations to date, there are no financial highlights to report.

                           KINETICS MUTUAL FUNDS, INC.
                         THE INTERNET NEW PARADIGM FUND


INVESTMENT ADVISER,             Kinetics Asset Management, Inc.
ADMINISTRATOR, AND              477 Madison Avenue, 16th Floor
SHAREHOLDER SERVICING           New York, NY 10022
AGENT

LEGAL COUNSEL                   Spitzer & Feldman P.C.
                                405 Park Avenue
                                New York, NY 10022

INDEPENDENT AUDITORS            McCurdy and Associates CPA's, Inc.
                                27955 Clemens Road
                                Westlake, OH 44145

TRANSFER AGENT,                 Firstar Mutual Fund Services, LLC
FUND ACCOUNTANT                 615 East Michigan Street
SUB-ADMINISTRATOR               Milwaukee, WI 53202

CUSTODIAN                       Firstar Bank Milwaukee, N.A.
                                615 East Michigan Street
                                Milwaukee, WI 53202

You may obtain the following and other information on the Fund free of charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED____________, 1999
The SAI for the Fund provides more details about the Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORT
Soon after the Fund has been operating for the appropriate time, annual and semi-annual reports will be made available. The reports will provide the Fund's most recent portfolio listings. The annual report will contain a discussion of the market conditions and investment strategies that affected the Fund's performance during the last fiscal year.

TELEPHONE:
(800) 930-3828

MAIL:
Kinetics Mutual Funds, Inc.
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

INTERNET:
http://www.sec.gov (text only version)

SEC:
You may also receive a text only version of Fund documents upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, D.C. 20549-6009. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Please call the SEC at 1-800-SEC-0330 for information relating to the operation of the Public Reference Room.

                                                     1940 Act File No. 811-09303

                        THE GOVERNMENT MONEY MARKET FUND
                     A SERIES OF KINETICS MUTUAL FUNDS, INC.





                                     [logo]
















                            PROSPECTUS & APPLICATION
                                __________, 1999

                        THE GOVERNMENT MONEY MARKET FUND
                     A SERIES OF KINETICS MUTUAL FUNDS, INC.




                            PROSPECTUS & APPLICATION
                               ____________, 1999


     The Government Money Market Fund (the "Fund) is a no-load, diversified investment company that seeks to provide investors with current income while preserving capital.





             This Prospectus gives vital information about the Fund.
     For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.


                               Investment Adviser
                         Kinetics Asset Management, Inc.

                      Minimum Initial Investment --- $1,000


             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
       OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE
      PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS




Risk/Return Summary...........................................................4


Performance...................................................................5

Fees and Expenses of the Fund.................................................5


Investment Objective and Strategies...........................................6


Main Risks....................................................................7


Management of the Fund........................................................8


Valuation of Fund Shares......................................................8


How to Purchase Shares........................................................8


How to Redeem Shares.........................................................10


Exchange Privilege...........................................................11


Distribution and Taxes.......................................................11


Distribution of Shares.......................................................13


Counsel and Independent Auditors.............................................13


Financial Highlights.........................................................13

                        THE GOVERNMENT MONEY MARKET FUND


                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The investment objective of The Government Money Market Fund is current income consistent with the preservation of capital and maintenance of liquidity.


PRINCIPAL INVESTMENT STRATEGIES

The Government Money Market Fund invests primarily in money market instruments issued or guaranteed, as to principal and interest by the U.S. Government, its agencies or instrumentalities. The Fund seeks to maintain a constant $1.00 net asset value per share.


PRINCIPAL RISKS OF INVESTING IN THE FUND

The main risks of investing in the Fund are:

o INTEREST RISKS: The rate of income will vary from day to day depending on short-term interest rates. It is possible that a major change in interest rates could cause the value of your investment to decline.

o CREDIT RISKS: Changes in the credit quality rating or changes in the issuer's financial condition can also affect the Fund. A default on a security or a repurchase agreement held by the Fund could cause the value of your investment to decline.

WHO MAY WANT TO INVEST

The Fund may be appropriate for people who:

o  want to save money rather than "invest"

o  require stability of principal

o  prefer to receive income with relatively fewer risks






AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                   PERFORMANCE
--------------------------------------------------------------------------------

Because the Fund has no operating history, there is no performance information available at this time.


                          FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

FEE TABLE

--------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases               None
(as percentage of offering price)

Maximum Deferred Sales Charge (Load)                           None
(as percentage of offering price)

Maximum Sales Charge (Load) on Reinvested Dividends            None

Redemption Fee                                                 None
(as percentage of amount redeemed, if applicable)

Maximum Account Fee(2)                                         None
-------------------------------------------------------------------------
ESTIMATED ANNUAL OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------
Management Fees                                                0.50%

Distribution (Rule 12b-1) Fees                                 None

Other Expenses                                                 0.75%
                                                              -------
Estimated Total Annual Fund Operating Expenses                 1.25%
                                                              =======

  (1) Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and exchanges between the Fund and any other series of Kinetics Mutual Fund, Inc.

  (2) Accounts of IRA Trustees are assessed a $12.50 annual fee.


EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THESE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RATE OF RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:


         1 Year                  3 Years
         ------                  -------
          $203                    $627

                       INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
The investment objective of The Government Money Market Fund is current income consistent with the preservation of capital and maintenance of liquidity.


INVESTMENT STRATEGIES
The Fund intends to achieve its investment objective by investing in high quality, U.S. dollar-denominated short-term obligations that have been determined by the investment adviser, subject to the supervision of the Fund's Board of Directors, to present minimal credit risk. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations ("U.S. Government Securities"). U.S. Government Securities include direct obligations of the U.S. Treasury such as Treasury bills, Treasury notes and Treasury Bonds.

U.S. Government Securities are high-quality instruments guaranteed as to principal or interest and issued by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, you must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

Yields on short, intermediate and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund's portfolio investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of the Fund's portfolio investments in these securities.

Under a repurchase agreement, the Fund purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. The Fund may enter into repurchase agreements with banks that are members of Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. The investment adviser monitors the creditworthiness of each firm that is a party to a repurchase agreement with the Fund.

                                   MAIN RISKS
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT RISKS
One of the risks of investing in repurchase agreements is that the seller may not repurchase the securities from the Fund, which may result in the Fund selling the security for less than the price agreed upon with the seller. Another risk of repurchase agreements is that the seller may default or file for bankruptcy under which circumstances the Fund might have to wait through lengthy court actions before selling the securities. In the event of a default or bankruptcy by the seller, the Fund will liquidate those securities held under the repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the security.


CREDIT RISKS
Short-term U.S. Government Securities generally are considered among the safest short-term investments. Because of their added safety, the yields available from U.S. Government Securities are generally lower than the yields available from other U.S. corporate debt securities. The U.S. Government guarantee of securities owned by the Fund does not guarantee the net asset value of the Fund's shares, which the Fund seeks to maintain at $1.00 per share.


INTEREST RATE RISKS
The Fund's portfolio securities may be affected by general changes in interest rates resulting in increases or decreases in the values of the obligations held by the Fund. The values of the obligations in the Fund's portfolio can be expected to vary inversely with changes in prevailing interest rates. Although the Fund's investment policies are designed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful.


YEAR 2000 ISSUE
Like other mutual funds, financial and business organizations and individuals around the world, the Fund may be adversely affected if the computer systems used by the investment adviser, the administrator and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The investment adviser and the administrator are taking steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that they use. The investment adviser and administrator are also obtaining reasonable assurances that comparable steps are being taken by the Fund's other major service providers.

Although there can be no assurance at this time that there will be no adverse impact on the Fund, the Fund's service providers have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the Year 2000. The Fund's service providers expect that their systems, and those of other parties they deal with, will be adapted in time for that event. However, there can be no assurance that the computer systems of the companies in which the Fund invests (especially those of foreign companies) will be timely converted or that the value of such investments will not be adversely affected by the Year 2000 Issue. Foreign issuers, capital markets and economies may be more susceptible to Year 2000 Issues than domestic companies. If the computer systems of the companies in which the Fund invests, including those of foreign companies, are not adequately prepared for the Year 2000, the Fund's net asset value and total return could be adversely affected.

                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
The Fund's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 477 Madison Avenue, 16th Floor, New York, New York, 10022. The management and affairs of the Fund are supervised by its Board of Directors whose names and general background information appear in the statement of additional information. The investment adviser conducts investment research and supervision for the Fund and is responsible for the purchase and sale of securities for the Fund's portfolio. The investment adviser receives an annual fee from the Fund for its services of 1.25% of the Fund's average daily net assets.

Peter B. Doyle is the Chairman of the Board of Directors of Kinetics. He is also the Chief Investment Strategist. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has more than 24 years experience in the mutual funds and financial services industries. Lee Schultheis is Managing Director and Chief Operating Officer of Kinetics. Mr. Schultheis has more than 20 years of experience in the mutual funds and financial services industries.

                            VALUATION OF FUND SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold at their net asset value per share ("NAV"), which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The Fund's portfolio securities are valued each day at the last quoted sales price on the securities' principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Directors. The Fund may use independent pricing services to assist in calculating the NAV.

                             HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

IN GENERAL
Shares of the Fund are sold at NAV, without a sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both Regular Accounts and Individual Retirement Accounts is $1,000. The minimum subsequent investment for both types of accounts is $100. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so. A service fee of $25.00 will be deducted from your Fund account for any purchases that do not clear due to insufficient funds.

INVESTING BY TELEPHONE
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated ClearingHouse (ACH) members may be used for telephone transactions. The minimum telephone purchase is $100. YOU MAY NOT USE TELEPHONE TRANSACTIONS FOR YOUR INITIAL PURCHASE OF FUND SHARES.

AUTOMATIC INVESTMENT PLAN
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

PURCHASE BY MAIL
To purchase Fund shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to The Government Money Market Fund c/o Kinetics Mutual Funds, Inc. to:

Regular Mail:                              Overnight or Express Mail:
-------------                              --------------------------
KINETICS MUTUAL FUNDS, INC.                Kinetics Mutual Funds, Inc.
THE GOVERMENT MONEY MARKET FUND            The Goverment Money Market Fund
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202

PURCHASE BY WIRE
Before wiring any funds please call (800) 930-3828 to notify the Fund that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the wiring instructions as follow:

o   WIRE TO:             Firstar Bank Milwaukee, N.A.
o   ABA NUMBER:          0750-00022
o   CREDIT:              Firstar Mutual Fund Services, LLC
o   ACCOUNT:             112-952-137
o   FURTHER CREDIT:      Kinetics Mutual Funds, Inc.
                         The Government Money Market Fund
                         (Shareholder Name/Account Registration)
                         (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

SUBSEQUENT INVESTMENTS
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify the Fund (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

INDIVIDUAL RETIREMENT ACCOUNTS
You may invest in the Fund by establishing a tax-sheltered individual retirement account. The Fund offers Traditional IRA, Roth IRA, and Educational IRA. For additional information on IRA options, please call (800) 930-3828.

INVESTING THROUGH BROKERS OR AGENTS
You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.


                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

IN GENERAL
You may redeem part or all of your Fund shares on any business day that the Fund calculates the NAV. To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange (currently 4:00 pm EST) will be treated as though received on the next business day.

The Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Note, however, that when a purchase order has been made by check, or ACH purchase, the Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.

WRITTEN REDEMPTION
Most redemptions can be executed by the investor furnishing an unconditional written request to the Fund to redeem his or her shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail:                               Overnight or Express Mail:
-------------                               --------------------------
Kinetics Mutual Funds, Inc.                Kinetics Mutual Funds, Inc.
The Goverment Money Market Fund            The Goverment Money Market Fund
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202

Requests for redemption in "good order" must:

o indicate the name of the Fund,
o be signed exactly as the shares are registered, including the signature of each owner,
o specify the number of shares or dollar amount to be redeemed,
o indicate your account registration number, and
o include the investor's social security number or tax identification number.

TELEPHONE REDEMPTION
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100 by instructing the Fund by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

NOTE: Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

o that a shareholder correctly state his or her Fund account number
o the name in which his or her account is registered
o the social security or tax identification number under which the account is registered
o address of the account holder, as stated in the New Account Application Form

WIRE REDEMPTION
Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $12 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

SYSTEMATIC WITHDRAWAL PLAN
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly, semi-annually or annually). Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. The minimum systematic withdrawal amount is $100.

THE FUND'S RIGHT TO REDEEM AN ACCOUNT
The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of the Fund or unless the shareholder is an active participant in the AIP. The Fund will provide a shareholder with written notice 30 days prior to redeeming the account.

IRA REDEMPTION
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

                               EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

You can exchange your shares in the Fund for shares in any other series of Kinetics Mutual Funds, Inc. at a cost of $5 per exchange transaction. You should carefully read the prospectus of a fund before exchanging shares into the fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.

Call (800) 930-3828 to learn more about the other Kinetics Mutual Funds and about exercising your exchange privilege.

                             DISTRIBUTION AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of the Fund are paid in additional shares of the

Fund, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the application form to receive distributions as follows:

OPTION 1: To receive income dividends in cash and capital gain distributions in additional Fund shares, or

OPTION 2: To receive all income dividends and capital gain distributions in cash.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in November. The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks be will reinvested in your account at the then current NAV and your election will be converted to the purchase of additional shares.

TAXES
The Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund generally will be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by the Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive them in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to the funds' exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

                             DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

DISTRIBUTOR
T.O. Richardson Securities, Inc., 2 Bridgewater Road, Farmington Connecticut, 06032 is the distributor for the shares of the Fund. T.O. Richardson Securities, Inc., is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. and serves as the distributor for numerous registered investment companies across the United States.

SHAREHOLDER SERVICING AGENT
Kinetics is also responsible for paying various shareholder-servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder-servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Fund. For this service, Kinetics receives an annual shareholder-servicing fee from the Fund equal to 0.25% of the Fund's average daily net assets.

FUND ADMINISTRATOR
Kinetics also serves as Administrator to the Fund. Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, out of which it will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND FUND ACCOUNTANT Firstar Bank Milwaukee, N.A. serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Firstar , the Fund's Sub-Administrator, also acts of the Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

                        COUNSEL AND INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent auditors for the Fund.


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Because the Fund has not yet commenced investment operations to date, there are no financial highlights to report.

                           KINETICS MUTUAL FUNDS, INC.
                        THE GOVERNMENT MONEY MARKET FUND

INVESTMENT ADVISER,             KINETICS ASSET MANAGEMENT, INC.
ADMINISTRATOR, AND              477 MADISON AVENUE, 16TH FLOOR
SHAREHOLDER SERVICING           NEW YORK, NY 10022
AGENT

LEGAL COUNSEL                   SPITZER & FELDMAN P.C.
                                405 PARK AVENUE
                                NEW YORK, NY 10022

INDEPENDENT AUDITORS            MCCURDY AND ASSOCIATES CPA'S, INC.
                                27955 CLEMENS ROAD
                                WESTLAKE, OH 44145

TRANSFER AGENT,                 FIRSTAR MUTUAL FUND SERVICES, LLC
FUND ACCOUNTANT                 615 EAST MICHIGAN STREET
SUB-ADMINISTRATOR               MILWAUKEE, WI 53202

CUSTODIAN                       FIRSTAR BANK MILWAUKEE, N.A.
                                615 EAST MICHIGAN STREET
                                MILWAUKEE, WI 53202

You may obtain the following and other information on the Fund free of charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED ____________, 1999
The SAI for the Fund provides more details about the Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORT
Soon after the Fund has been operating for the appropriate time, annual and semi-annual reports will be made available. The reports will provide the Fund's most recent portfolio listings. The annual report will contain a discussion of the market conditions and investment strategies that affected the Fund's performance during the last fiscal year.

TELEPHONE:
(800) 930-3828

MAIL:
KINETICS MUTUAL FUNDS, INC.
C/O FIRSTAR MUTUAL FUND SERVICES, LLC
P.O. BOX 701
MILWAUKEE, WI  53201-0701

INTERNET:
http://www.sec.gov (text only version)
------------------
SEC:
You may also receive a text only version of Fund documents upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, D.C. 20549-6009. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Please call the SEC at 1-800-SEC-0330 for information relating to the operation of the Public Reference Room.
                                                     1940 Act File No. 811-09303

                        THE SMALL CAP OPPORTUNITIES FUND
                     A SERIES OF KINETICS MUTUAL FUNDS, INC.





                                     [LOGO]
















                            PROSPECTUS & APPLICATION
                                __________, 1999

                        THE SMALL CAP OPPORTUNITIES FUND
                     A SERIES OF KINETICS MUTUAL FUNDS, INC.

                            PROSPECTUS & APPLICATION
                               ____________, 1999




   The Small Cap Opportunities Fund (the "Fund") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or a short-term earnings disappointments. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.



                               Investment Adviser
                         KINETICS ASSET MANAGEMENT, INC.



                      Minimum Initial Investment -- $1,000






           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF
    THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Risk/Return Summary............................................................3

Performance....................................................................4

Fees and Expenses of the Fund..................................................4

Investment Objective and Strategies............................................5

Main Risks.....................................................................6

Management of the Fund.........................................................8

Valuation of Fund Shares.......................................................9

How to Purchase Shares.........................................................9

How to Redeem Shares..........................................................11

Exchange Privilege............................................................12

Distribution and Taxes........................................................13

Distribution of Shares........................................................14

Master/Feeder Fund Structure..................................................14

Counsel and Independent Auditors..............................................15

Financial Highlights..........................................................15

                        THE SMALL CAP OPPORTUNITIES FUND
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
The investment objective of The Small Cap Opportunities Fund (the "Fund") is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or a short-term earnings disappointments.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in this Fund are listed below and could adversely affect the Fund's net asset value and total return.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Small Company Risks: The Fund invest in the stocks of small-sized companies. Small-sized companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Fund's portfolio.

o Foreign Securities Risks: The Fund may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Fund's assets may be concentrated in the common stock of any single issuer, which may make the value of the Fund's shares more susceptible to certain risks than shares of a more diversified mutual fund.

WHO MAY WANT TO INVEST
This Fund may be appropriate for investors who:

o    wish to invest for the long term.
o    want to diversify their portfolios.
o want to allocate some portion of their long-term investments to aggressive equity investing.
o    are willing to accept a high degree of volatility.



                                   PERFORMANCE
--------------------------------------------------------------------------------

Because the Fund has no operating history, there is no performance information available at this time.

                          FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

FEE TABLE

                        SHAREHOLDER TRANSACTION EXPENSES(1)
                    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)             None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)                         None
Maximum Sales Charge (Load) on Reinvested Dividends                                              None
Redemption Fee (as a percentage of amount redeemed, if applicable)                               None
Maximum Account Fee(2)                                                                           None

                       ESTIMATED ANNUAL OPERATING EXPENSES
                      (EXPENSES DEDUCTED FROM FUND ASSETS)
Management Fees                                                                                 1.25%
Distribution (Rule 12b-1) Fees                                                                   None
Other Expenses                                                                                  0.75%
                                                                                                -----
Estimated Total Annual Fund Operating Expenses                                                  2.00%
                                                                                                =====

(1) Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and exchanges between the Fund and any other series of Kinetics Mutual Fund, Inc.

(2)  Accounts of IRA Trustees are assessed a $12.50 annual fee.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THESE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RATE OF RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:

              1 YEAR                             3 YEARS
              ------                             -------
               $203                               $627

                       INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital.

INVESTMENT STRATEGIES
To achieve the Fund's objective, under normal circumstances, at least 65% of the Fund's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of domestic and foreign small capitalization companies. The Fund's investment adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have a market capitalization under $1 billion, have little or no institutional ownership, have had short-term earnings disappointments, have had a recent IPO but has not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Portfolio securities will be selected from companies that are engaged in a number of industries. These companies may be large, medium or small in size if in the investment adviser's opinion, the companies meet the Fund's investment criteria. Such companies include, but are not limited to the following:

o Retailers: Companies that sell retail products and services via traditional stores, catalogues, telemarketing, and web-site means.

o Media Companies: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

o Financial Service Companies: Companies that engage in financial service transactions such as banking, credit cards, investment services, etc.

The investment adviser considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS
To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in high quality domestic short-term debt securities and money market instruments. The Fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term money market instruments include:

o    commercial paper
o    certificates of deposit, demand and time deposits and banker's acceptance
o    U.S. Government securities (i.e., U.S. Treasury obligations)
o    repurchase agreements

To the extent the Fund engages in this temporary, defensive strategy, the Fund may not achieve its investment objective.

                                   MAIN RISKS
--------------------------------------------------------------------------------

INVESTING IN MUTUAL FUNDS
All mutual funds carry a certain amount of risk, which may cause you to lose money on your investment. The following describes the primary risks of investing in the Fund due to the Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, you should be aware that the Fund has no operating history.

MARKET RISK
The net asset value of the Fund will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

YEAR 2000 ISSUE
Like other mutual funds, financial and business organizations and individuals around the world, the Fund may be adversely affected if the computer systems used by the investment adviser, the administrator and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The investment adviser and the administrator are taking steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that they use. The investment adviser and administrator are also obtaining reasonable assurances that comparable steps are being taken by the Fund's other major service providers.

Although there can be no assurance at this time that there will be no adverse impact on the Fund, the Fund's service providers have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The Fund's service providers expect that their systems, and those of other parties they deal with, will be adapted in time for that event. However, there can be no assurance that the computer systems of the companies in which the Fund invests (especially those of foreign companies) will be converted on a timely basis or that the value of such investments will not be adversely affected by the Year 2000 Issue. Foreign issuers, capital markets and economies may be more susceptible to year 2000 issues than domestic companies. If the computer systems of the companies in which the Fund invests, including those of foreign companies, are not adequately prepared for the year 2000, the Fund's net asset value and total return could be adversely affected.

OTHER SECURITIES THE FUND MIGHT PURCHASE
Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, consisting of common stocks, convertible securities, warrants and securities having the characteristics of common stocks. If the investment adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities and repurchase agreements. More information about these investments is disclosed in the Statement of Additional Information ("SAI").

SECURITIES LENDING
The Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 25% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. In the event the original seller defaults on its obligation to repurchase, the Fund will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, the Fund would suffer a loss.

NON-DIVERSIFICATION
The Fund is classified as "non-diversified" under federal securities laws which means that one-half of the Fund's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of the Fund's total assets. As a result of its non-diversified status, the Fund's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

INVESTMENT IN SMALL-CAPITALIZATION COMPANIES
The Fund will invest in small-capitalization companies. Accordingly, the Fund may be subject to the additional risks associated with investment in companies with smaller capital structures (generally a market cap of $1 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If the Fund is heavily invested in these securities, the net asset value of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

FOREIGN SECURITIES
Investing in foreign securities can carry higher returns than those associated with domestic investments. However, foreign securities may be substantially riskier than domestic investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Funds may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.


FUND BORROWING
The Fund may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. The Fund may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by the Fund on borrowed funds would decrease the net earnings of both the Fund and your investment.

                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
The Fund's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 477 Madison Avenue, 16th Floor, New York, New York, 10022. The management and affairs of the Fund are supervised by its Board of Directors whose names and general background information appear in the SAI. The investment adviser conducts investment research and supervision for the Fund and is responsible for the purchase and sale of securities for the Fund's portfolio. The investment adviser receives an annual fee from the Fund for its services of 1.25% of the Fund's average daily net assets.

Peter B. Doyle is the Chairman of the Board of Directors of Kinetics. He is also the Chief Investment Strategist. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has more than 24 years experience in the mutual funds and financial services industries. Lee Schultheis is Managing Director and Chief Operating Officer of Kinetics. Mr. Schultheis has more than 20 years of experience in the mutual funds and financial services industries.

PORTFOLIO MANAGERS
PETER B. DOYLE is Co-Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's assets and securities. Mr. Doyle is the Chief Investment Strategist and Chairman of the Board of Directors of Kinetics. In early 1996, Mr. Doyle, co-founded Kinetics, the investment adviser to The Internet Fund, Inc. Mr. Doyle also co-founded and is a Managing Director of Horizon Asset Management, Inc., a New York based investment management and research firm, since 1994. From 1988 through late 1994, Mr. Doyle was an Investment Officer in Bankers Trust Company's Investment Services Group, where he was responsible for managing approximately $250 million in assets. During his tenure at Bankers Trust Company, Mr. Doyle served on the Finance and Utility research sub-groups and had analytical responsibility for the REIT sector. Mr. Doyle received a Masters of Business Administration from Fordham University and a Bachelor of Science in economics from St. John's University.

STEVEN TUEN, CFA, is Co-Portfolio Manager of the Fund. Mr. Tuen's primary duties include research and analysis of equity securities for investment in the Fund. From 1996 to 1999, Mr. Tuen was an Analyst and the Director of Research of IPO Value Monitor, a research service that focuses on initial public offerings. From 1989 to 1996, Mr. Tuen was an Analyst at Bankers Trust Company. He became Portfolio Manager of the Private Banking Group during that time. Mr. Tuen received his Bachelor of Business Administration from City University of New York in 1991 and became a chartered Financial Analyst in 1995.

                            VALUATION OF FUND SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold at their net asset value per share ("NAV"), which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities / # of shares outstanding =
NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The Fund's portfolio securities are valued each day at the last quoted sales price on the securities' principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Directors. The Fund may use independent pricing services to assist in calculating the NAV.

TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the Fund's NAV, the investment adviser values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors.

                             HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

IN GENERAL
Shares of the Fund are sold at NAV, without a sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both Regular Accounts and Individual Retirement Accounts is $1,000. The minimum subsequent investment for both types of accounts is $100. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so. A service fee of $25.00 will be deducted from your Fund account for any purchases that do not clear due to insufficient funds.

INVESTING BY TELEPHONE
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. You may not use telephone transactions for your initial purchase of Fund shares.

AUTOMATIC INVESTMENT PLAN
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

PURCHASE BY MAIL
To purchase Fund shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to The Small Cap Opportunities Fund to:

REGULAR MAIL:                             OVERNIGHT OR EXPRESS MAIL:
-------------                             --------------------------
Kinetics Mutual Funds, Inc.               Kinetics Mutual Funds, Inc.
The Small Cap Opportunities Fund          The Small Cap Opportunities Fund
c/o Firstar Mutual Fund Services, LLC     c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                              615 East Michigan Street, 3rd Floor
Milwaukee, WI  53201-0701                 Milwaukee, WI  53202

PURCHASE BY WIRE
Before wiring any funds please call (800) 930-3828 to notify the Fund that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the wiring instructions as follow:
o        Wire to:                   Firstar Bank Milwaukee, N.A.
o        ABA Number:                0750-00022
o        Credit:                    Firstar Mutual Fund Services, LLC
o        Account:                   112-952-137
o        Further Credit:            Kinetics Mutual Funds, Inc.
                                    The Small Cap Opportunities Fund
                                    (Shareholder Name/Account Registration)
                                    (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

SUBSEQUENT INVESTMENTS
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify the Fund (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

INDIVIDUAL RETIREMENT ACCOUNTS
You may invest in the Fund by establishing a tax-sheltered individual retirement account. The Fund offers Traditional IRA, Roth IRA, and Educational IRA. For additional information on IRA options, please call (800) 930-3828.

INVESTING THROUGH BROKERS OR AGENTS
You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.

                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

IN GENERAL
You may redeem part or all of your Fund shares on any business day that the Fund calculates the NAV. To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange (currently 4:00 pm EST) will be treated as though received on the next business day.

The Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Note, however, that when a purchase order has been made by check, or ACH purchase, the Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.

WRITTEN REDEMPTION
Most redemptions can be executed by the investor furnishing an unconditional written request to the Fund to redeem his or her shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:

REGULAR MAIL:                             OVERNIGHT OR EXPRESS MAIL:
-------------                             --------------------------
Kinetics Mutual Funds, Inc.               Kinetics Mutual Funds, Inc.
The Small Cap Opportunities Fund          The Small Cap Opportunities Fund
c/o Firstar Mutual Fund Services, LLC     c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                              615 East Michigan Street, 3rd Floor
Milwaukee, WI  53201-0701                 Milwaukee, WI  53202

Requests for redemption in "good order" must:
o    indicate the name of the Fund,
o be signed exactly as the shares are registered, including the signature of each owner,
o    specify the number of shares or dollar amount to be redeemed,
o    indicate your account registration number, and
o    include the investor's social security number or tax identification number.

TELEPHONE REDEMPTION
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100 by instructing the Fund by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

NOTE: Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

o    that a shareholder correctly state Fund account number
o    the name in which his or her account is registered
o the social security or tax identification number under which the account is registered
o    address of the account holder, as stated in the New Account Application
     Form

WIRE REDEMPTION
Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $12 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

SYSTEMATIC WITHDRAWAL PLAN
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

THE FUND'S RIGHT TO REDEEM AN ACCOUNT
The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of the Fund or unless the shareholder is an active participant in the AIP. The Fund will provide a shareholder with written notice 30 days prior to redeeming the account.

IRA REDEMPTION
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

                               EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

You can exchange your shares in the Fund for shares of the same class of The Internet Fund, Inc. or any other series of Kinetics Mutual Funds, Inc. at a cost of $5 per exchange transaction. The prospectus and statement of additional information of The Internet Fund, Inc. should be read carefully prior to any exchange for shares in that fund and retained for future reference. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.

Call (800) 930-3828 to learn more about The Internet Fund, Inc. and about exercising your exchange privilege.

                             DISTRIBUTION AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of the Fund are paid in additional shares of the Fund, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the application form to receive distributions as follows:

OPTION 1: To receive income dividends in cash and capital gain distributions in additional Fund shares, or

OPTION 2: To receive all income dividends and capital gain distributions in cash.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in November. The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks be will reinvested in your account at the then current NAV and your election will be converted to the purchase of additional shares.

TAXES
The Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund generally will be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by the Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive them in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to the Funds' exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

                             DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

DISTRIBUTOR
T.O. Richardson Securities, Inc., 2 Bridgewater Road, Farmington, Connecticut, 06032 is the distributor for the shares of the Fund. T.O. Richardson Securities, Inc., is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. and serves as the distributor for numerous registered investment companies across the United States.

SHAREHOLDER SERVICING AGENT
Kinetics is also responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Fund. For this service, Kinetics receives an annual shareholder servicing fee from the Fund equal to 0.25% of the Fund's average daily net assets.

FUND ADMINISTRATOR
Kinetics also serves as Administrator to the Fund. Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, out of which it will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND FUND ACCOUNTANT Firstar Bank Milwaukee, N.A. serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Firstar, the Fund's Sub-Administrator, also acts of the Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

                          MASTER/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER STRUCTURE
In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately thus achieving certain economies of scale. There is no present intention to convert the Fund to a Master/Feeder Fund Structure.

The SAI contains more information about the Fund, Master/Feeder Fund Structure and the types of securities in which the Fund may invest.

                        COUNSEL AND INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent auditors for the Fund.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Because the Fund has not yet commenced investment operations to date, there are no financial highlights to report.

                           KINETICS MUTUAL FUNDS, INC.
                        THE SMALL CAP OPPORTUNITIES FUND


INVESTMENT ADVISER,        Kinetics Asset Management, Inc.
ADMINISTRATOR, AND         477 Madison Avenue, 16th Floor
SHAREHOLDER SERVICING      New York, NY  10022
AGENT

LEGAL COUNSEL              Spitzer & Feldman P.C.
                           405 Park Avenue
                           New York, NY 10022

INDEPENDENT AUDITORS       McCurdy and Associates CPA's, Inc.
                           27955 Clemens Road
                           Westlake, OH 44145

TRANSFER AGENT,            Firstar Mutual Fund Services, LLC
FUND ACCOUNTANT,           615 East Michigan Street
SUB-ADMINISTRATOR          Milwaukee, WI  53202

CUSTODIAN                  Firstar Bank Milwaukee, N.A.
                           615 East Michigan Street
                           Milwaukee, WI  53202

You may obtain the following and other information on the Fund free of charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED____________, 1999
The SAI for the Fund provides more details about the Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORT
Soon after the Fund has been operating for the appropriate time, annual and semi-annual reports will be made available. The reports will provide the Fund's most recent portfolio listings. The annual report will contain a discussion of the market conditions and investment strategies that affected the Fund's performance during the last fiscal year.

TELEPHONE:
(800) 930-3828

MAIL:
Kinetics Mutual Funds, Inc.
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

INTERNET:
http://www.sec.gov (text only version)

SEC:
You may also receive a text only version of Fund documents upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, D.C. 20549-6009. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Please call the SEC at 1-800-SEC-0330 for information relating to the operation of the Public Reference Room.
                                                     1940 Act File No. 811-09303

                           THE MIDDLE EAST PEACE FUND
                     A SERIES OF KINETICS MUTUAL FUNDS, INC.





                                     [LOGO]
















                            PROSPECTUS & APPLICATION
                                __________, 1999

                           THE MIDDLE EAST PEACE FUND
                     A SERIES OF KINETICS MUTUAL FUNDS, INC.




                            PROSPECTUS & APPLICATION
                               ____________, 1999


      The Middle East Peace Fund (the "Fund) is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of foreign companies domiciled in the Middle East region of the globe and U.S. companies engaged in significant business activities in the Middle East.





             This Prospectus gives vital information about the Fund.
     For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.


                               Investment Adviser
                         KINETICS ASSET MANAGEMENT, INC.

                      Minimum Initial Investment --- $1,000


             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
       OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE
      PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Risk/Return Summary...........................................................4
Performance...................................................................5
Fees and Expenses of the Fund.................................................5
Investment Objective and Strategies...........................................6
Main Risks....................................................................7
Management of the Fund........................................................9
Valuation of Fund Shares.....................................................10
How To Purchase Shares.......................................................11
How To Redeem Shares.........................................................12
Exchange Privilege...........................................................13
Distribution and Taxes.......................................................14
Distribution of Shares.......................................................15
Master/Feeder Fund Structure.................................................15
Counsel and Independent Auditors.............................................16
Financial Highlights.........................................................16

                           THE MIDDLE EAST PEACE FUND
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of The Middle East Peace Fund (the "Fund") is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of foreign companies domiciled in the Middle East region of the globe and U.S. companies engaged in significant business activities in the Middle East. The Fund defines the "Middle East" to be that region ranging from Morocco on the North African coast, including Algeria, Tunisia, Libya, Egypt, Sudan and Chad, to the Persian Gulf region, including Israel, Lebanon, Jordan, Syria, Iraq, Iran, Saudi Arabia, Yemen, People's Republic of Yemen, Oman, United Arab Emirates, Qatar and Kuwait. Based on their gross domestic products and stock market capitalizations, it is expected that Israel and Egypt will represent the largest country investments in the Fund.

The Fund's investment adviser believes that the Middle East region offers significant investment opportunities for appreciation. The Middle East region is characterized by wide variations in wealth, physical resources, economic development and demographics, among other fundamental measures. Some of these nations, notably Israel, have attained world-class status in areas such as technological innovation. This great divergence is encompassed in a relatively small region and is coupled with varying degrees of progress in economic development, privatization, and financial market deregulation.

The Middle East's positioning in the technology and bio-technology sectors and the historical constraints on valuation due to geo-political turmoil, have created many attractive investment valuations. Historically, political risk has been manifested in local financial markets in the form of significant valuation discounts, particularly on an episodic short-term basis. Improved prospects for political stability in the region and the anticipation of progress in peace negotiations has historically resulted in significant appreciation in many of these markets. The recent advent of the Internet has provided many technology and bio-technology companies, with a strong track record for innovation, the ability to communicate electronically, access and share information and conduct business around the world.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investing in equity securities has inherent risks that could cause you to lose money. The principal risks of investing in this Fund are listed below and could adversely affect the Fund's net asset value, total return and the value of your investment.
o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific development. Companies in the same or similar industries may share common characteristics and are more likely to react to industry-specific market or economic developments.

o Technology and Bio-Technology Industry Specific Risks: Companies that conduct business on the technology and bio-technology fields are subject to the rate of change in technology and scientific innovation, as well as competition, which is generally higher than that of other industries.

o Small and Medium-Size Company Risks: The Fund may invest in the stocks of small, medium and large-sized companies. Small and medium-sized companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Fund's portfolio.

o Political Risks: The Fund will invest in securities of foreign countries that have experienced historical periods of political instability, which can carry higher returns but involve more risks than those associated with domestic investments.

o Foreign Securities Risks: The Fund will invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Fund's assets may be concentrated in the common stock of any single issuer, which may make the value of the Fund's shares more susceptible to certain risks than shares of a more diversified mutual fund.

WHO MAY WANT TO INVEST
This Fund may be appropriate for investors who:
o     wish to invest for the long term.
o     want to diversify their portfolios.
o want to allocate some portion of their long-term investments to aggressive equity investing.
o want to allocate some portion of their long-term investments to global equity investing
o     are willing to accept a high degree of  volatility

                                   PERFORMANCE
--------------------------------------------------------------------------------

Because the Fund has no operating history, there is no performance information available at this time.


                          FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

FEE TABLE

--------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases               None
(as percentage of offering price)

Maximum Deferred Sales Charge (Load)                           None
(as percentage of offering price)

Maximum Sales Charge (Load) on Reinvested Dividends            None

Redemption Fee                                                 None
(as percentage of amount redeemed, if applicable)

Maximum Account Fee(2)                                         None

-------------------------------------------------------------------------
ESTIMATED ANNUAL OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------
Management Fees                                                1.25%

Distribution (Rule 12b-1) Fees                                 None

Other Expenses                                                 1.00%
                                                              -------
Estimated Total Annual Fund Operating Expenses                 2.25%
                                                              =======

  (1) Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and exchanges between the Fund and any other series of Kinetics Mutual Fund, Inc.

  (2) Accounts of IRA Trustees are assessed a $12.50 annual fee.


EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.



THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THESE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RATE OF RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:


         1 YEAR                  3 YEARS
         ------                  -------
          $203                    $627


                       INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital.

INVESTMENT STRATEGIES
To achieve the Fund's investment objective, under normal circumstances, at least 65% of the Fund's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of foreign and U.S. companies that are engaged in business activities in the Middle East.

Portfolio securities will be selected from foreign or U.S. companies of issuers that are organized under the laws of Middle East nations or which, at the time of investment are determined to hold a significant portion of their assets in or derive a significant proportion of their gross revenues from Middle East nations. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the Fund's investment criteria. Such companies include, but are not limited to the following:

o Software Companies: Companies that produce, manufacture and develop tools to enhance the speed, integrity and storage of data, facilitate information distribution and gathering, provide secure electronic transactions, and operate other computer and telecommunications-based applications, for domestic and export markets.

o Computer Hardware Companies: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems, for domestic and export markets.

o Internet Companies: Companies that develop, produce and sell products and services via and in support of the Internet, especially in local markets.

o Pharmaceutical and Bio-Technology Companies: Companies that develop and market drug and medical treatment products and technologies, especially for the export marketplace.

o Local Retail Franchise Companies: Companies that benefit from regulatory, cultural or physical characteristics specific to the region, such as non-alcoholic brewers, air conditioning distributors and financial institutions.

o Growth in Population/Wealth Companies: Companies that benefit from local demographic trends in fields such as real estate, mortgage banking, telecommunications and food manufacturers/distributors.

The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its business. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser also looks at the amount of capital a company currently expends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS
To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in high quality domestic short-term money market instruments. The Fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term money instruments in which the Fund may invest under these circumstances include:

o   commercial paper
o   certificates of deposit, demand and time deposits and banker's acceptance
o   U.S. government securities (i.e., U.S. Treasury obligations)
o   repurchase agreements

To the extent the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

                                   MAIN RISKS
--------------------------------------------------------------------------------

INVESTING IN MUTUAL FUNDS
All mutual funds carry a certain amount of risk, which may cause you to lose money on your investment in the Fund. The following describes the primary risks of investing in the Fund due to the Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, you should be aware that the Fund has no operating history.

TECHNOLOGY & BIO-TECHNOLOGY INDUSTRY SPECIFIC RISKS
Companies that derive a significant portion of their revenues from technology and bio-technology-related activities in general are subject to the rate of change in technology and competition, which is generally higher than that of other industries.

FOREIGN SECURITIES RISKS
Investing in foreign securities can carry higher returns than those associated with domestic investments. However, foreign securities may be substantially riskier than domestic investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. The Fund does not intend to hedge its currency risk. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade.

These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Funds may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

MARKET RISK
The net asset value of the Fund will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

YEAR 2000 ISSUE
Like other mutual funds, financial and business organizations and individuals around the world, the Fund may be adversely affected if the computer systems used by the investment adviser, the administrator and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The investment adviser and the administrator are taking steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that they use. The investment adviser and administrator are also obtaining reasonable assurances that comparable steps are being taken by the Fund's other major service providers.

Although there can be no assurance at this time that there will be no adverse impact on the Fund, the Fund's service providers have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the Year 2000. The Fund's service providers expect that their systems, and those of other parties they deal with, will be adapted in time for that event. However, there can be no assurance that the computer systems of the companies in which the Fund invests (especially those of foreign companies) will be timely converted or that the value of such investments will not be adversely affected by the Year 2000 Issue. Foreign issuers, capital markets and economies may be more susceptible to Year 2000 Issues than domestic companies. If the computer systems of the companies in which the Fund invests, including those of foreign companies, are not adequately prepared for the Year 2000, the Fund's net asset value and total return could be adversely affected.

OTHER SECURITIES THE FUND MIGHT PURCHASE
Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies domiciled or doing business with the Middle East consisting of common stocks, convertible securities, warrants and securities having the characteristics of common stocks. These include securities that are traded on recognized Middle East stock exchanges, such as the Tel Aviv Stock Exchange or the Amman Financial Market, as well as securities that are traded outside of the Middle East, including those that trade in the U.S. or other international stock exchanges and in the U.S. over-the-counter market. If the investment adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities and repurchase agreements. More information about these investments is disclosed in the Statement of Additional Information ("SAI").

SECURITIES LENDING
The Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 25% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. In the event the original seller defaults on its obligation to repurchase, the Fund will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, the Fund would suffer a loss.

NON-DIVERSIFICATION
The Fund is classified as "non-diversified" under federal securities laws which means that one-half of the Fund's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of the Fund's total assets. As a result of its non-diversified status, the Fund's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

INVESTMENT IN SMALL AND MID-CAP COMPANIES
The Fund may invest in small and mid-cap companies (generally a market cap of $5 billion or less). Accordingly, the Fund may be subject to the additional risks associated with investment in companies. The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If the Fund is heavily invested in these securities and the value of these securities suddenly declines, the net asset value of the Fund will be more susceptible to significant losses.

FUND BORROWING
The Fund may leverage up to 5% of its assets to Fund investment activities or to achieve higher returns. The Fund may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by the Fund on borrowed funds would decrease the net earnings of both the Fund and your investment.

                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
The Fund's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 477 Madison Avenue, 16th Floor, New York, New York, 10022. The management and affairs of the Fund are supervised by its Board of Directors whose names and general background information appear in the SAI. The investment adviser conducts investment research and supervision for the Fund and is responsible for the purchase and sale of securities for the Fund's portfolio. The investment adviser receives an annual fee from the Fund for its services of 1.25% of the Fund's average daily net assets.

Peter B. Doyle is the Chairman of the Board of Directors of Kinetics. He is also the Chief Investment Strategist. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has more than 24 years experience in the mutual funds and financial services industries. Lee Schultheis is Managing Director and Chief Operating Officer of Kinetics. Mr. Schultheis has more than 20 years of experience in the mutual funds and financial services industries.

PORTFOLIO MANAGERS

PETER B. DOYLE is Co-Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's assets and securities. Mr. Doyle, 37 is the Chief Investment Strategist and Chairman of the Board of Directors of Kinetics. In early 1996, Mr. Doyle, co-founded Kinetics, the investment adviser to The Internet Fund, Inc. Mr. Doyle also co-founded and is a Managing Director of Horizon Asset Management, Inc., a New York based investment management and research firm, since 1994. From 1988 through late 1994, Mr. Doyle was an Investment Officer in Bankers Trust Company's Investment Services Group, where he was responsible for managing approximately $250 million in assets. During his tenure at Bankers Trust Company, Mr. Doyle served on the Finance and Utility research sub-groups and had analytical responsibility for the REIT sector. Mr. Doyle received a Masters of Business Administration from Fordham University and a Bachelor of Science in economics from St. John's University.

STEVEN M. BREGMAN, CFA, is Co-Portfolio Manager of the Fund. Mr. Bregman's primary duties include research and analysis of equity securities for investment in the Fund. Mr. Bregman, 41, also co-founded and is a President of Horizon Asset Management, Inc., a New York based investment management and research firm, which was established in 1994. From 1987 through late 1994, Mr. Bregman was an Investment Officer in Bankers Trust Company's Private Clients Group, where he managed in excess of $600 million of equity and fixed-income assets. Mr. Bregman was one of a five manager group responsible for managing the bank's largest individual relationships and for setting equity investment guidelines for the Private Bank. Mr. Bregman served as a member of the Special Situations Equity Strategy Group and served in a variety of new product development projects. Mr. Bregman received a Bachelor of Arts in Economics from the City University of New York in 19__.


                            VALUATION OF FUND SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold at their net asset value per share ("NAV"), which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. eastern standard time) on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, distribution and shareholder servicing fees, which are accrued daily.

The Fund's portfolio securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Directors. The Fund may use independent pricing services to assist in calculating the NAV.

TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the Fund's NAV, the investment adviser values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors.

                             HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

IN GENERAL
Shares of the Fund are sold at NAV, without a sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both Regular Accounts and Individual Retirement Accounts is $1,000. The minimum subsequent investment for both types of accounts is $100. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so. A service fee of $25.00 will be deducted from your Fund account for any purchases that do not clear due to insufficient funds.

INVESTING BY TELEPHONE
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. YOU MAY NOT USE TELEPHONE TRANSACTIONS FOR YOUR INITIAL PURCHASE OF FUND SHARES.

AUTOMATIC INVESTMENT PLAN
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

PURCHASE BY MAIL
To purchase Fund shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to The Middle East Peace Fund to:

Regular Mail:                               Overnight or Express Mail:
-------------                               --------------------------
Kinetics Mutual Funds, Inc.                Kinetics Mutual Funds, Inc.
The Middle East Peace Fund                 The Middle East Peace Fund
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202

PURCHASE BY WIRE
Before wiring any funds please call (800) 930-3828 to notify the Fund that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the wiring instructions as follow:

o        WIRE TO:                   Firstar Bank Milwaukee, N.A.
o        ABA NUMBER:                0750-00022
o        CREDIT:                    Firstar Mutual Fund Services, LLC
o        ACCOUNT:                   112-952-137
o        FURTHER CREDIT:            Kinetics Mutual Funds, Inc.
                                    The Middle East Peace Fund
                                       11

                                    (Shareholder Name/Account Registration)
                                    (Shareholder Account Number)


Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

SUBSEQUENT INVESTMENTS
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify the Fund (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

INDIVIDUAL RETIREMENT ACCOUNTS
You may invest in the Fund by establishing a tax-sheltered individual retirement account. The Fund offers Traditional IRA, Roth IRA, and Educational IRA. For additional information on IRA options, please call (800) 930-3828.

INVESTING THROUGH BROKERS OR AGENTS
You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.


                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

IN GENERAL
You may redeem part or all of your Fund shares on any business day that the Fund calculates the NAV. To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange (currently 4:00 pm EST) will be treated as though received on the next business day.

The Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Note, however, that when a purchase order has been made by check, or ACH purchase, the Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.

WRITTEN REDEMPTION
Most redemptions can be executed by the investor furnishing an unconditional written request to the Fund to redeem his or her shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail:                               Overnight or Express Mail:
-------------                               --------------------------
Kinetics Mutual Funds, Inc.                Kinetics Mutual Funds, Inc.
The Middle East Peace Fund                 The Middle East Peace Fund
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202

Requests for redemption in "good order" must:
o  indicate the name of the Fund,
o be signed exactly as the shares are registered, including the signature of each owner,
o  specify the number of shares or dollar amount to be redeemed,
o  indicate your account registration number, and
o  include the investor's social security number or tax identification number.

TELEPHONE REDEMPTION
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100 by instructing the Fund by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

NOTE: Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

o that a shareholder correctly state his or her Fund account number

o the name in which his or her account is registered

o the social security or tax identification number under which the account is registered

o address of the account holder, as stated in the New Account Application Form

WIRE REDEMPTION
Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $12 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

SYSTEMATIC WITHDRAWAL PLAN
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

THE FUND'S RIGHT TO REDEEM AN ACCOUNT
The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of the Fund or unless the shareholder is an active participant in the AIP. The Fund will provide a shareholder with written notice 30 days prior to redeeming the account.

IRA REDEMPTION
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

                               EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


You can exchange your shares in the Fund for shares in any other series of Kinetics Mutual Funds, Inc. at a cost of $5 per exchange transaction. You should carefully read a prospectus for a fund before exchanging shares into that fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.

Call (800) 930-3828 to learn more about the other Kinetics Mutual Funds and about exercising your exchange privilege.

                             DISTRIBUTION AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of the Fund are paid in additional shares of the Fund, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the application form to receive distributions as follows:

OPTION 1: To receive income dividends in cash and capital gain distributions in additional Fund shares, or

OPTION 2: To receive all income dividends and capital gain distributions in cash.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in November. The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks be will reinvested in your account at the then current NAV and your election will be converted to the purchase of additional shares.

TAXES
The Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund generally will be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by the Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive them in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to the funds' exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

                             DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

DISTRIBUTOR
T.O. Richardson Securities, Inc., 2 Bridgewater Road, Farmington Connecticut, 06032 is the distributor for the shares of the Fund. T.O. Richardson Securities, Inc., is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. and serves as the distributor for numerous registered investment companies across the United States.

SHAREHOLDER SERVICING AGENT
Kinetics is also responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Fund. For this service, Kinetics receives an annual shareholder servicing fee from the Fund equal to 0.25% of the Fund's average daily net assets.

FUND ADMINISTRATOR
Kinetics also serves as Administrator to the Fund. Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, out of which it will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND FUND ACCOUNTANT Firstar Bank Milwaukee, N.A. serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Firstar, the Fund's Sub-Administrator, also acts of the Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

                          MASTER/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER STRUCTURE
In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately thus achieving certain economies of scale. There is no present intention to convert the Fund to a Master/Feeder Fund Structure.

The SAI contains more information about the Fund, Master/Feeder Fund Structure and the types of securities in which the Fund may invest.

                        COUNSEL AND INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent auditors for the Fund.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Because the Fund has not yet commenced investment operations to date, there are no financial highlights to report.

                           KINETICS MUTUAL FUNDS, INC.
                           THE MIDDLE EAST PEACE FUND


INVESTMENT ADVISER,             Kinetics Asset Management, Inc.
ADMINISTRATOR, AND              477 Madison Avenue, 16th Floor
SHAREHOLDER SERVICING           New York, NY 10022
AGENT

LEGAL COUNSEL                   Spitzer & Feldman P.C.
                                405 Park Avenue
                                New York, NY 10022

INDEPENDENT AUDITORS            McCurdy and Associates CPA's, Inc.
                                27955 Clemens Road
                                Westlake, OH 44145

TRANSFER AGENT,                 Firstar Mutual Fund Services, LLC
FUND ACCOUNTANT                 615 East Michigan Street
SUB-ADMINISTRATOR               Milwaukee, WI 53202

CUSTODIAN                       Firstar Bank Milwaukee, N.A.
                                615 East Michigan Street
                                Milwaukee, WI 53202

You may obtain the following and other information on the Fund free of charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED____________, 1999
The SAI for the Fund provides more details about the Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORT
Soon after the Fund has been operating for the appropriate time, annual and semi-annual reports will be made available. The reports will provide the Fund's most recent portfolio listings. The annual report will contain a discussion of the market conditions and investment strategies that affected the Fund's performance during the last fiscal year.

TELEPHONE:
(800) 930-3828

MAIL:
Kinetics Mutual Funds, Inc.
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

INTERNET:
http://www.sec.gov (text only version)
------------------
SEC:
You may also receive a text only version of Fund documents upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, D.C. 20549-6009. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Please call the SEC at 1-800-SEC-0330 for information relating to the operation of the Public Reference Room.

                                                     1940 Act File No. 811-09303

                                THE INTERNET FUND
                     a series of Kinetics Mutual Funds, Inc.

                         477 Madison Avenue, 16th Floor
                               New York, NY 10022
                                 (800) 930-3828


                               ____________, 1999

                       STATEMENT OF ADDITIONAL INFORMATION












This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated _______, 1999. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

                                THE INTERNET FUND

The Fund......................................................................3
Investment Objective, Strategies, and Risks...................................3
Investment Policies and Associated Risks......................................3
Investment Restrictions.......................................................5
Temporary Investments.........................................................6
Portfolio Turnover............................................................7
Management of the Fund........................................................7
Control Persons and Principal Holders of Securities...........................9
Investment Adviser............................................................9
Administrative Services......................................................10
Custodian....................................................................11
Capitalization...............................................................11
Valuation of Shares..........................................................11
Purchasing Shares............................................................11
Redemption of Shares.........................................................12
Brokerage....................................................................13
Taxes........................................................................13
Performance Information......................................................14
Independent Auditors.........................................................15
Financial Statements.........................................................16
Appendix.....................................................................17

THE FUND
--------------------------------------------------------------------------------

The Internet Fund (the "Fund") is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 477 Madison Avenue, 16th Floor, New York, New York 10022. The Fund is a non-diversified, open-end management investment company.

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term growth of capital. Except during temporary, defensive periods, at least 65% of the Fund's total assets will be invested in securities of companies that provide products or services designed for the Internet. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the Fund's investment policies and their associated risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors.

COMMON AND PREFERRED STOCK
Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES
The Fund may invest in debt securities convertible into common stocks. Debt purchased by the Fund will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES
The fixed-income securities in which the Fund may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrate or lower-grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Fund is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Fund's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that fixed-income securities in which the Fund invests will decline in value, since credit ratings represent evaluations of the safety of principal, and dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Fund have more than 5% of its total assets invested in any fixed-income securities that are unrated or are rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of foreign securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Fund to the extent that the Fund is invested in ADR's comprised of foreign securities.

         Taxes. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Fund and that may, ultimately, be available for distribution to the Fund's shareholders.

ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER FUND STRUCTURE
In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Fund. In this event, additional assets may allow for operating expenses to be spread over a larger asset base. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. Conversion to a Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services would not be materially affected by its investment in another investment company ("Master Portfolio") having substantially the same investment objective and polices as the Fund, except that the assets of the Fund may be managed as part of a larger pool. If the Fund invested all of its assets in a Master Portfolio, it would hold only beneficial interests in the Master Portfolio; the Master Portfolio would directly invest in individual securities of other issuers. The Fund would otherwise continue its normal operation. The Board would retain the right to withdraw the Fund's investment from its corresponding Master Portfolio at any time it determines that it would be in the best interest of shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

There is no present intention to convert the Fund to a Master/ Feeder Fund structure. The Board of Directors has authorized this fundamental investment policy to facilitate such a conversion in the event that the Board of Directors determines that such a conversion is in the best interest of the Fund's shareholders. If the Board so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Fund's Prospectus and Statement of Additional Information would be amended to reflect the implementation of the Fund's conversion and its shareholders would be notified.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The Fund is subject to certain investment restrictions described here, which may be changed only with the approval of the holders of a majority of the Fund's outstanding shares.

1. The Fund will not act as underwriter for securities of other issuers except to the extent the Fund may be deemed an underwriter in selling its own portfolio securities.

2. The Fund will not make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

3. With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Fund will not invest in the securities of any one industry except the Internet and Internet-related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's total assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 65% of the Fund's total assets will be invested in the securities of domestic and foreign companies that are engaged in the Internet and Internet-related activities.

7. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Fund's portfolio securities will not constitute a violation of such limitation.

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Fund may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Fund may also hold a portion of its portfolio in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Fund will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Fund will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Fund anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Fund is in a temporary defensive posture.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to shareholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
BOARD OF DIRECTORS
The Fund is managed by a Board of Directors. The Fund's Board of Directors consist of eight individuals, six of whom are not "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. Officers and directors are listed below with their addresses, present positions with the Fund and principal occupations over at least the last five years.



------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                                 DURING THE PAST FIVE YEARs
------------------------------------------------------------------------------------------------------------------
*Steven R. Samson                      45     President &              President and CEO, Kinetics Asset
342 Madison Avenue                            Chairman of the          Management, Inc. (1999 to Present);
New York, NY 10173                            Board                    President, The Internet Fund, Inc. (1999
                                                                       to present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1993).
------------------------------------------------------------------------------------------------------------------
*Kathleen Campbell                     34     Director                 Attorney, Campbell and Campbell,
2 Madison Avenue                                                       Counselors-at-Law (1995 to Present).
Valhalla, NY 10595
------------------------------------------------------------------------------------------------------------------
Steven T. Russell                      36     Independent Director     Attorney and Counselor at Law,
146 Fairview Avenue                                                    Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                     Present); Professor of Business Law,
                                                                       Suffolk County Community College
                                                                       (1997 to Present).
------------------------------------------------------------------------------------------------------------------
Douglas Cohen, C.P.A                   36      Independent Director    Wagner, Awerma & Strinberg, LLP
6 Saywood Lane                                                         Certified Public Accountant (1997 to
Stonybrook, NY 11790                                                   present); Leon D. Alpern & Co. (1985
                                                                       to 1997)
------------------------------------------------------------------------------------------------------------------
William J. Graham                      37     Independent Director     Attorney, Bracken & Margolin, LLP
20 Franklin Boulevard                                                  (1997 to Present).
Long Beach, NY 11561                                                   Gabor & Gabor (1995 to 1997)
------------------------------------------------------------------------------------------------------------------

                                       7

------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                                 DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------
Murray Stahl                           46     Independent Director     President, Horizon Asset Management,
342 Madison Avenue                                                     an investment adviser (1994 to
New York, NY 10173                                                     Present).
------------------------------------------------------------------------------------------------------------------
Joseph E. Breslin                      45     Independent Director     Senior Vice President, Marketing &
One State Street                                                       Sales, IBJ Whitehall Financial Group,
New York, NY 10004                                                     a financial services company (1999 to
                                                                       Present); formerly President, J.E.
                                                                       Breslin & Co., an investment
                                                                       management consulting firm (1994 to
                                                                       1999).
------------------------------------------------------------------------------------------------------------------
John J. Sullivan                       68     Independent Director     Retired; Senior Advisor, Long Term
31 Hemlock Drive                                                       Credit Bank of Japan, Ltd.; Executive
Sleepy Hollow, NY 10591                                                Vice President, LTCB Trust Company.
------------------------------------------------------------------------------------------------------------------
Lee W. Schultheis                      43     Vice President &         Managing Director & COO of Kinetics
342 Madison Avenue                            Treasurer                Asset Management (1999 to Present);
New York, NY 10173                                                     President & Director of Business.
                                                                       Development, Vista Fund Distributor,
                                                                       Inc. (1995 to 1999); Managing
                                                                       Director, Forum Financial Group, a
                                                                       mutual fund services company.
------------------------------------------------------------------------------------------------------------------

*Interested persons as defined in the 1940 Act.

COMPENSATION
For their service as Directors, the Independent Directors receive a fee of $5000 per year and $1000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" of the Fund receive no compensation for their service as Directors. Because the Fund has recently commenced investment operations, the Independent Directors have not received any compensation at this time. None of the executive officers receive compensation from the Fund.



----------------------------------------------------------------------------------------------------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      RETIREMENT BENEFITS        ANNUAL BENEFITS     FROM FUND COMPLEX
                             FROM FUND         ACCURED AS PART OF         UPON RETIREMENT     PAID TO DIRECTORS
                             COMPLEX           FUND EXPENSES
----------------------------------------------------------------------------------------------------------------------
Steven R. Samson                   None                 None                   None                    None
Chairman and Director

Kathleen Campbell                  None                 None                   None                    None
Director

Steven T. Russell                  None                 None                   None                    None
Independent Director

Douglas Cohen, CPA                 None                 None                   None                    None
Independed Director

William J. Graham                  None                 None                   None                    None
Independent Director

----------------------------------------------------------------------------------------------------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      RETIREMENT BENEFITS        ANNUAL BENEFITS     FROM FUND COMPLEX
                             FROM FUND         ACCURED AS PART OF         UPON RETIREMENT     PAID TO DIRECTORS
                             COMPLEX           FUND EXPENSES
----------------------------------------------------------------------------------------------------------------------
Murray Stahl                       None                 None                   None                    None
Independent Director

Joseph E. Breslin                  None                 None                   None                    None
Independent Director

John J. Sullivan                   None                 None                   None                    None
Independent Director
----------------------------------------------------------------------------------------------------------------------


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------
Currently, there are no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they beneficently own in excess of 25% of the outstanding equity securities. Principal holders are persons that beneficially own 5% more of the Fund's outstanding shares.

MANAGEMENT OWNERSHIP
As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Fund. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience the mutual funds and financial services industries. Mr. Samson is also the president of The Internet Fund, Inc. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On _____________, 1999 the Board of the Directors of the Fund approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Fund's Board of Directors. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and Directors.

Under the Agreement, Kinetics furnishes investment advice to the Fund by continuously reviewing the portfolio and recommending to the Fund when, and to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1) renders research, statistical and advisory services to the Fund;
(2) makes specific recommendations based on the Fund's investment requirements;
(3) pays the salaries of those of the Fund's employees who may be officers or directors or employees of the investment adviser.

For these services, the Fund has agreed to pay to Kinetics an annual fee of 1.25% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund. The Fund pays all other expenses, including:

o    fees and expenses of directors not affiliated with the Adviser;

o    legal and accounting fees;

o    interest, taxes, and brokerage commissions; and

o    record keeping and the expense of operating its offices.

The Adviser receives a shareholder servicing fee pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Fund's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

o   establish and maintain shareholders' accounts and records,

o   process purchase and redemption transactions,

o   process automatic investments of client account cash balances,

o   answer routine client inquiries regarding the Fund,

o   assist clients in changing dividend options,

o   account designations, and addresses, and

o   providing such other services as the Fund may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank Milwaukee, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank Milwaukee, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.015% of the Fund's average daily net assets with a minimum annual fee of $3,000.


CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of the Kinetics Mutual Funds, Inc. consists of 10,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange or Nasdaq for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Directors of the Fund.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, the investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS
The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

SPECIAL INCENTIVE PROGRAMS
At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

INVESTING THROUGH AUTHORIZED BROKERS OR DEALERS
The Fund may have to authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the net asset value per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined net asset value. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                                The Internet Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 930-3828


A written request in "good order" to redeem shares must include:

     o        the shareholder's name,
     o        the fund name,
     o        the account number,

     o        the share or dollar amount to be redeemed, and
     o        signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

     o a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

     o a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

     o a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

     o any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


BROKERAGE
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

TAXES
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions. No more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN
Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN
Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD
Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(a-b + 1)6 - 1]
                     ---
                     c-d
where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION
The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

COMPARISON OF FUND PERFORMANCE
The performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

     o S&P 500 - The S&P 500 is a Fund of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

     o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies.


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

There is no annual report available at this time.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

                         THE INTERNET GLOBAL GROWTH FUND
                     a series of Kinetics Mutual Funds, Inc.

                         477 Madison Avenue, 16th Floor
                               New York, NY 10022
                                 (800) 930-3828


                               ____________, 1999

                       STATEMENT OF ADDITIONAL INFORMATION



































This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated _______, 1999. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

                         THE INTERNET GLOBAL GROWTH FUND

The Fund.......................................................................3
Investment Objective, Strategies, and Risks....................................3
Investment Policies and Associated Risks.......................................3
Investment Restrictions........................................................5
Temporary Investments..........................................................6
Portfolio Turnover.............................................................7
Management of the Fund.........................................................7
Control Persons and Principal Holders of Securities............................9
Investment Adviser.............................................................9
Administrative Services.......................................................10
Custodian.....................................................................11
Capitalization................................................................11
Valuation of Shares...........................................................11
Purchasing Shares.............................................................11
Redemption of Shares..........................................................12
Brokerage.....................................................................13
Taxes.........................................................................13
Performance Information.......................................................14
Independent Auditors..........................................................15
Financial Statements..........................................................16
Appendix......................................................................17

THE FUND
--------------------------------------------------------------------------------

The Internet Global Growth Fund (the "Fund") is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 477 Madison Avenue, 16th Floor, New York, New York 10022. The Fund is a non-diversified, open-end management investment company.

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term growth of capital. Except during temporary, defensive periods, at least 65% of the Fund's total assets will be invested in securities of companies that provide products or services designed for the Internet. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the Fund's investment policies and their associated risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors.

COMMON AND PREFERRED STOCK
Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES
The Fund may invest in debt securities convertible into common stocks. Debt purchased by the Fund will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES
The fixed-income securities in which the Fund may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrate or lower-grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Fund is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Fund's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that fixed-income securities in which the Fund invests will decline in value, since credit ratings represent evaluations of the safety of principal, and dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Fund have more than 5% of its total assets invested in any fixed-income securities that are unrated or are rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of foreign securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Fund to the extent that the Fund is invested in ADR's comprised of foreign securities.

         Taxes. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Fund and that may, ultimately, be available for distribution to the Fund's shareholders.

ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER FUND STRUCTURE
In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Fund. In this event, additional assets may allow for operating expenses to be spread over a larger asset base. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. Conversion to a Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services would not be materially affected by its investment in another investment company ("Master Portfolio") having substantially the same investment objective and polices as the Fund, except that the assets of the Fund may be managed as part of a larger pool. If the Fund invested all of its assets in a Master Portfolio, it would hold only beneficial interests in the Master Portfolio; the Master Portfolio would directly invest in individual securities of other issuers. The Fund would otherwise continue its normal operation. The Board would retain the right to withdraw the Fund's investment from its corresponding Master Portfolio at any time it determines that it would be in the best interest of shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

There is no present intention to convert the Fund to a Master/ Feeder Fund structure. The Board of Directors has authorized this fundamental investment policy to facilitate such a conversion in the event that the Board of Directors determines that such a conversion is in the best interest of the Fund's shareholders. If the Board so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Fund's Prospectus and Statement of Additional Information would be amended to reflect the implementation of the Fund's conversion and its shareholders would be notified.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The Fund is subject to certain investment restrictions described here, which may be changed only with the approval of the holders of a majority of the Fund's outstanding shares.

1. The Fund will not act as underwriter for securities of other issuers except to the extent the Fund may be deemed an underwriter in selling its own portfolio securities.

2. The Fund will not make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

3. With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Fund will not invest in the securities of any one industry except the Internet and Internet related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's total assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 65% of the Fund's total assets will be invested in the securities of foreign and U.S. companies that are engaged in the Internet and Internet-related activities.

7. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Fund's portfolio securities will not constitute a violation of such limitation.

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Fund may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Fund may also hold a portion of its portfolio in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Fund will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Fund will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Fund anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Fund is in a temporary defensive posture.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to shareholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
BOARD OF DIRECTORS
The Fund is managed by a Board of Directors. The Fund's Board of Directors consist of eight individuals, six of whom are not "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. Officers and directors are listed below with their addresses, present positions with the Fund and principal occupations over at least the last five years.



------------------------------------------------------------------------------------------------------------------
Name and Address                      Age            Position                     Principal Occupation
                                                                                 during the Past Five Years
------------------------------------------------------------------------------------------------------------------
*Steven R. Samson                      45     President &              President and CEO, Kinetics Asset
342 Madison Avenue                            Chairman of the          Management, Inc. (1999 to Present);
New York, NY 10173                            Board                    President, The Internet Fund, Inc. (1999
                                                                       to present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1993).
------------------------------------------------------------------------------------------------------------------
*Kathleen Campbell                     34     Director                 Attorney, Campbell and Campbell,
2 Madison Avenue                                                       Counselors-at-Law (1995 to Present).
Valhalla, NY 10595
------------------------------------------------------------------------------------------------------------------
Steven T. Russell                      36     Independent Director     Attorney and Counselor at Law,
146 Fairview Avenue                                                    Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                     Present); Professor of Business Law,
                                                                       Suffolk County Community College
                                                                       (1997 to Present).
------------------------------------------------------------------------------------------------------------------
Douglas Cohen, C.P.A                   36      Independent Director    Wagner, Awerma & Strinberg, LLP
6 Saywood Lane                                                         Certified Public Accountant (1997 to
Stonybrook, NY 11790                                                   present); Leon D. Alpern & Co. (1985
                                                                       to 1997)
------------------------------------------------------------------------------------------------------------------
William J. Graham                      37     Independent Director     Attorney, Bracken & Margolin, LLP
20 Franklin Boulevard                                                  (1997 to Present).
Long Beach, NY 11561                                                   Gabor & Gabor (1995 to 1997)
------------------------------------------------------------------------------------------------------------------

                                       7


------------------------------------------------------------------------------------------------------------------
Name and Address                      Age            Position                     Principal Occupation
                                                                                 during the Past Five Years
------------------------------------------------------------------------------------------------------------------
Murray Stahl                           46     Independent Director     President, Horizon Asset Management,
342 Madison Avenue                                                     an investment adviser (1994 to
New York, NY 10173                                                     Present).
------------------------------------------------------------------------------------------------------------------
Joseph E. Breslin                      45     Independent Director     Senior Vice President, Marketing &
One State Street                                                       Sales, IBJ Whitehall Financial Group,
New York, NY 10004                                                     a financial services company (1999 to
                                                                       Present); formerly President, J.E.
                                                                       Breslin & Co., an investment
                                                                       management consulting firm (1994 to
                                                                       1999).
------------------------------------------------------------------------------------------------------------------
John J. Sullivan                       68     Independent Director     Retired; Senior Advisor, Long Term
31 Hemlock Drive                                                       Credit Bank of Japan, Ltd.; Executive
Sleepy Hollow, NY 10591                                                Vice President, LTCB Trust Company.
------------------------------------------------------------------------------------------------------------------
Lee W. Schultheis                      43     Vice President &         Managing Director & COO of Kinetics
342 Madison Avenue                            Treasurer                Asset Management (1999 to Present);
New York, NY 10173                                                     President & Director of Business.
                                                                       Development, Vista Fund Distributor,
                                                                       Inc. (1995 to 1999); Managing
                                                                       Director, Forum Financial Group, a
                                                                       mutual fund services company.
------------------------------------------------------------------------------------------------------------------
*Interested persons as defined in the 1940 Act.

COMPENSATION
For their service as Directors, the Independent Directors receive a fee of $5000 per year and $1000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" of the Fund receive no compensation for their service as Directors. Because the Fund has recently commenced investment operations, the Independent Directors have not received any compensation at this time. None of the executive officers receive compensation from the Fund.


----------------------------------------------------------------------------------------------------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      RETIREMENT BENEFITS        ANNUAL BENEFITS     FROM FUND COMPLEX
                             FROM FUND         ACCURED AS PART OF         UPON RETIREMENT     PAID TO DIRECTORS
                             COMPLEX           FUND EXPENSES
----------------------------------------------------------------------------------------------------------------------
Steven R. Samson                   None                 None                   None                    None
Chairman and Director

Kathleen Campbell                  None                 None                   None                    None
Director

Steven T. Russell                  None                 None                   None                    None
Independent Director

Douglas Cohen, CPA                 None                 None                   None                    None
Independed Director

William J. Graham                  None                 None                   None                    None
Independent Director
                                       8



----------------------------------------------------------------------------------------------------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      RETIREMENT BENEFITS        ANNUAL BENEFITS     FROM FUND COMPLEX
                             FROM FUND         ACCURED AS PART OF         UPON RETIREMENT     PAID TO DIRECTORS
                             COMPLEX           FUND EXPENSES
----------------------------------------------------------------------------------------------------------------------
Murray Stahl                       None                 None                   None                    None
Independent Director

Joseph E. Breslin                  None                 None                   None                    None
Independent Director

John J. Sullivan                   None                 None                   None                    None
Independent Director
---------------------------------------------------------------------------------------------------------------

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------
Currently, there are no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they beneficently own in excess of 25% of the outstanding equity securities. Principal holders are persons that beneficially own 5% more of the Fund's outstanding shares.

Management Ownership
As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Fund. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience the mutual funds and financial services industries. Mr. Samson is also the president of The Internet Fund, Inc. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On _____________, 1999 the Board of the Directors of the Fund approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Fund's Board of Directors. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and Directors.

Under the Agreement, Kinetics furnishes investment advice to the Fund by continuously reviewing the portfolio and recommending to the Fund when, and to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1)   renders research, statistical and advisory services to the Fund;
(2) makes specific recommendations based on the Fund's investment requirements;
(3) pays the salaries of those of the Fund's employees who may be officers or directors or employees of the investment adviser.

For these services, the Fund has agreed to pay to Kinetics an annual fee of 1.25% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund. The Fund pays all other expenses, including:

o    fees and expenses of directors not affiliated with the Adviser;

o    legal and accounting fees;

o    interest, taxes, and brokerage commissions; and

o    record keeping and the expense of operating its offices.

The Adviser receives a shareholder-servicing fee pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Fund's dividend disbursement agent.


Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

o establish and maintain shareholders' accounts and records,
o process purchase and redemption transactions,
o process automatic investments of client account cash balances,
o answer routine client inquiries regarding the Fund,
o assist clients in changing dividend options,
o account designations, and addresses, and
o providing such other services as the Fund may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank Milwaukee, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank Milwaukee, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.015% of the Fund's average daily net assets with a minimum annual fee of $3,000.


CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of Kinetics Mutual Funds, Inc. consists of 10,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange or Nasdaq for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Directors of the Fund.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, the investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS
The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

SPECIAL INCENTIVE PROGRAMS
At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These programs will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

INVESTING THROUGH AUTHORIZED BROKERS OR DEALERS
The Fund may have to authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the net asset value per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined net asset value. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                         The Internet Global Growth Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 930-3828


A written request in "good order" to redeem shares must include:

        o      the shareholder's name,

        o      the fund name,

        o      the account number,

        o      the share or dollar amount to be redeemed, and

        o      signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

o a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;
o a member of the New York, Boston, American, Midwest, or Pacific Stock
  Exchange;
o a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or
o any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


BROKERAGE
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

TAXES
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions. No more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN
Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN
Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD
Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(a-b + 1)6 - 1]
                     ---
                     c-d
where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION
The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

COMPARISON OF FUND PERFORMANCE
The performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is a Fund of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P
    500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly traded companies.


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

Financial Statements
--------------------------------------------------------------------------------

There is no annual report available at this time.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

                        THE INTERNET EMERGING GROWTH FUND
                     a series of Kinetics Mutual Funds, Inc.

                         477 Madison Avenue, 16th Floor
                               New York, NY 10022
                                 (800) 930-3828


                               ____________, 1999

                       STATEMENT OF ADDITIONAL INFORMATION



































This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated _______, 1999. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

                        THE INTERNET EMERGING GROWTH FUND

The Fund.......................................................................3
Investment Objective, Strategies, and Risks....................................3
Investment Policies and Associated Risks.......................................3
Investment Restrictions........................................................5
Temporary Investments..........................................................6
Portfolio Turnover.............................................................7
Management of the Fund.........................................................7
Control Persons and Principal Holders of Securities............................9
Investment Adviser.............................................................9
Administrative Services.......................................................10
Custodian.....................................................................11
Capitalization................................................................11
Valuation of Shares...........................................................11
Purchasing Shares.............................................................11
Redemption of Shares..........................................................12
Brokerage.....................................................................13
Taxes.........................................................................13
Performance Information.......................................................14
Independent Auditors..........................................................15
Financial Statements..........................................................16
Appendix......................................................................17

THE FUND
--------------------------------------------------------------------------------

The Internet Emerging Growth Fund (the "Fund") is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 477 Madison Avenue, 16th Floor, New York, New York 10022. The Fund is a non-diversified, open-end management investment company.

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term growth of capital. Except during temporary, defensive periods, at least 65% of the Fund's total assets will be invested in securities of companies that provide products or services designed for the Internet. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the Fund's investment policies and their associated risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors.

COMMON AND PREFERRED STOCK
Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES
The Fund may invest in debt securities convertible into common stocks. Debt purchased by the Fund will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES
The fixed-income securities in which the Fund may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrate or lower-grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Fund is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Fund's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that fixed-income securities in which the Fund invests will decline in value, since credit ratings represent evaluations of the safety of principal, and dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Fund have more than 5% of its total assets invested in any fixed-income securities that are unrated or are rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of foreign securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Fund to the extent that the Fund is invested in ADR's comprised of foreign securities.

         Taxes. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Fund and that may, ultimately, be available for distribution to the Fund's shareholders.

ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER FUND STRUCTURE
In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Fund. In this event, additional assets may allow for operating expenses to be spread over a larger asset base. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. Conversion to a Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services would not be materially affected by its investment in another investment company ("Master Portfolio") having substantially the same investment objective and polices as the Fund, except that the assets of the Fund may be managed as part of a larger pool. If the Fund invested all of its assets in a Master Portfolio, it would hold only beneficial interests in the Master Portfolio; the Master Portfolio would directly invest in individual securities of other issuers. The Fund would otherwise continue its normal operation. The Board would retain the right to withdraw the Fund's investment from its corresponding Master Portfolio at any time it determines that it would be in the best interest of shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

There is no present intention to convert the Fund to a Master/ Feeder Fund structure. The Board of Directors has authorized this fundamental investment policy to facilitate such a conversion in the event that the Board of Directors determines that such a conversion is in the best interest of the Fund's shareholders. If the Board so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Fund's Prospectus and Statement of Additional Information would be amended to reflect the implementation of the Fund's conversion and its shareholders would be notified.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The Fund is subject to certain investment restrictions described here, which may be changed only with the approval of the holders of a majority of the Fund's outstanding shares.
                                       5

1. The Fund will not act as underwriter for securities of other issuers except to the extent the Fund may be deemed an underwriter in selling its own portfolio securities.

2. The Fund will not make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

3. With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Fund will not invest in the securities of any one industry except the Internet and Internet-related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's total assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 65% of the Fund's total assets will be invested in the securities of small and medium capitalization domestic and foreign emerging companies that are engaged in the Internet and Internet-related activities.

7. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Fund's portfolio securities will not constitute a violation of such limitation.

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Fund may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Fund may also hold a portion of its portfolio in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Fund will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Fund will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Fund anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Fund is in a temporary defensive posture.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to shareholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
BOARD OF DIRECTORS
The Fund is managed by a Board of Directors. The Fund's Board of Directors consist of eight individuals, six of whom are not "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. Officers and directors are listed below with their addresses, present positions with the Fund and principal occupations over at least the last five years.



------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                                 DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------
*Steven R. Samson                      45     President &              President and CEO, Kinetics Asset
342 Madison Avenue                            Chairman of the          Management, Inc. (1999 to Present);
New York, NY 10173                            Board                    President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1993).
------------------------------------------------------------------------------------------------------------------
*Kathleen Campbell                     34     Director                 Attorney, Campbell and Campbell,
2 Madison Avenue                                                       Counselors-at-Law (1995 to Present).
Valhalla, NY 10595
------------------------------------------------------------------------------------------------------------------
Steven T. Russell                      36     Independent Director     Attorney and Counselor at Law,
146 Fairview Avenue                                                    Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                     Present); Professor of Business Law,
                                                                       Suffolk County Community College
                                                                       (1997 to Present).
------------------------------------------------------------------------------------------------------------------
Douglas Cohen, C.P.A                   36      Independent Director    Wagner, Awerma & Strinberg, LLP
6 Saywood Lane                                                         Certified Public Accountant (1997 to
Stonybrook, NY 11790                                                   present); Leon D. Alpern & Co. (1985
                                                                       to 1997)
------------------------------------------------------------------------------------------------------------------
William J. Graham                      37     Independent Director     Attorney, Bracken & Margolin, LLP
20 Franklin Boulevard                                                  (1997 to Present).
Long Beach, NY 11561                                                   Gabor & Gabor (1995 to 1997)
------------------------------------------------------------------------------------------------------------------

                                       7



------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                                 DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------

Murray Stahl                           46     Independent Director     President, Horizon Asset Management,
342 Madison Avenue                                                     an investment adviser (1994 to
New York, NY 10173                                                     Present).
------------------------------------------------------------------------------------------------------------------
Joseph E. Breslin                      45     Independent Director     Senior Vice President, Marketing &
One State Street                                                       Sales, IBJ Whitehall Financial Group,
New York, NY 10004                                                     a financial services company (1999 to
                                                                       Present); formerly President, J.E.
                                                                       Breslin & Co., an investment
                                                                       management consulting firm (1994 to
                                                                       1999).
------------------------------------------------------------------------------------------------------------------
John J. Sullivan                       68     Independent Director     Retired; Senior Advisor, Long Term
31 Hemlock Drive                                                       Credit Bank of Japan, Ltd.; Executive
Sleepy Hollow, NY 10591                                                Vice President, LTCB Trust Company.
------------------------------------------------------------------------------------------------------------------
Lee W. Schultheis                      43     Vice President &         Managing Director & COO of Kinetics
342 Madison Avenue                            Treasurer                Asset Management (1999 to Present);
New York, NY 10173                                                     President & Director of Business.
                                                                       Development, Vista Fund Distributor,
                                                                       Inc. (1995 to 1999); Managing
                                                                       Director, Forum Financial Group, a
                                                                       mutual fund services company.
------------------------------------------------------------------------------------------------------------------

*Interested persons as defined in the 1940 Act.

COMPENSATION
For their service as Directors, the Independent Directors receive a fee of $5000 per year and $1000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" of the Fund receive no compensation for their service as Directors. Because the Fund has recently commenced investment operations, the Independent Directors have not received any compensation at this time. None of the executive officers receive compensation from the Fund.


----------------------------------------------------------------------------------------------------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      RETIREMENT BENEFITS        ANNUAL BENEFITS     FROM FUND COMPLEX
                             FROM FUND         ACCURED AS PART OF         UPON RETIREMENT     PAID TO DIRECTORS
                             COMPLEX           FUND EXPENSES
----------------------------------------------------------------------------------------------------------------------
Steven R. Samson                   None                 None                   None                    None
Chairman and Director

Kathleen Campbell                  None                 None                   None                    None
Director

Steven T. Russell                  None                 None                   None                    None
Independent Director

Douglas Cohen, CPA                 None                 None                   None                    None
Independed Director

William J. Graham                  None                 None                   None                    None
Independent Director

                                       8


----------------------------------------------------------------------------------------------------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      RETIREMENT BENEFITS        ANNUAL BENEFITS     FROM FUND COMPLEX
                             FROM FUND         ACCURED AS PART OF         UPON RETIREMENT     PAID TO DIRECTORS
                             COMPLEX           FUND EXPENSES
----------------------------------------------------------------------------------------------------------------------

Murray Stahl                       None                 None                   None                    None
Independent Director

Joseph E. Breslin                  None                 None                   None                    None
Independent Director

John J. Sullivan                   None                 None                   None                    None
---------------------------------------------------------------------------------------------------------------


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------
Currently, there are no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they beneficently own in excess of 25% of the outstanding equity securities. Principal holders are persons that beneficially own 5% more of the Fund's outstanding shares.

MANAGEMENT OWNERSHIP
As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Fund. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience the mutual funds and financial services industries. Mr. Samson is also the president of The Internet Fund, Inc. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On _____________, 1999 the Board of the Directors of the Fund approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Fund's Board of Directors. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and Directors.

Under the Agreement, Kinetics furnishes investment advice to the Fund by continuously reviewing the portfolio and recommending to the Fund when, and to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1)      renders research, statistical and advisory services to the Fund;
(2) makes specific recommendations based on the Fund's investment requirements;
(3) pays the salaries of those of the Fund's employees who may be officers or directors or employees of the investment adviser.

For these services, the Fund has agreed to pay to Kinetics an annual fee of 1.25% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund. The Fund pays all other expenses, including:

o fees and expenses of directors not affiliated with the Adviser;
o legal and accounting fees;
o interest, taxes, and brokerage commissions; and
o record keeping and the expense of operating its offices.

The Adviser receives a shareholder servicing fee pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Fund's dividend disbursement agent.


Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

o establish and maintain shareholders' accounts and records,
o process purchase and redemption transactions,
o process automatic investments of client account cash balances,
o answer routine client inquiries regarding the Fund,
o assist clients in changing dividend options,
o account designations, and addresses, and
o providing such other services as the Fund may reasonably request.


CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank Milwaukee, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank Milwaukee, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.015% of the Fund's average daily net assets with a minimum annual fee of $3,000.


CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of the Kinetics Mutual Funds, Inc. consists of 10,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange or Nasdaq for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Directors of the Fund.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, the investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS
The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

SPECIAL INCENTIVE PROGRAMS
At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

INVESTING THROUGH AUTHORIZED BROKERS OR DEALERS
The Fund may have to authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the net asset value per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined net asset value. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                        The Internet Emerging Growth Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 930-3828


A written request in "good order" to redeem shares must include:

            o   the shareholder's name,

            o   the fund name,

            o   the account number,

            o   the share or dollar amount to be redeemed, and

            o   signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

o a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;
o a member of the New York, Boston, American, Midwest, or Pacific Stock
  Exchange;
o a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or
o any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


BROKERAGE
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

TAXES
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions. No more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN
Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN
Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD
Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(a-b + 1)6 - 1]
                     ---
                     c-d
where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION
The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

COMPARISON OF FUND PERFORMANCE
The performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

     o S&P 500 - The S&P 500 is a Fund of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P
              500. Changes are made by Standard & Poor's as needed.

     o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies.


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

There is no annual report available at this time.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

                        THE INTERNET INFRASTRUCTURE FUND
                     a series of Kinetics Mutual Funds, Inc.

                         477 Madison Avenue, 16th Floor
                               New York, NY 10022
                                 (800) 930-3828


                               ____________, 1999

                       STATEMENT OF ADDITIONAL INFORMATION






















This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated _______, 1999. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

                        THE INTERNET INFRASTRUCTURE FUND

The Fund.......................................................................3
Investment Objective, Strategies, and Risks....................................3
Investment Policies and Associated Risks.......................................3
Investment Restrictions........................................................5
Temporary Investments..........................................................6
Portfolio Turnover.............................................................7
Management of the Fund.........................................................7
Control Persons and Principal Holders of Securities............................9
Investment Adviser.............................................................9
Administrative Services.......................................................10
Custodian.....................................................................11
Capitalization................................................................11
Valuation of Shares...........................................................11
Purchasing Shares.............................................................12
Redemption of Shares..........................................................12
Brokerage.....................................................................13
Taxes.........................................................................13
Performance Information.......................................................14
Independent Auditors..........................................................16
Financial Statements..........................................................16
Appendix......................................................................17

THE FUND
--------------------------------------------------------------------------------

The Internet Infrastructure Fund (the "Fund") is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 477 Madison Avenue, 16th Floor, New York, New York 10022. The Fund is a non-diversified, open-end management investment company.

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term growth of capital. Except during temporary, defensive periods, at least 65% of the Fund's total assets will be invested in securities of companies that provide products or services designed for the Internet. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the Fund's investment policies and their associated risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors.

COMMON AND PREFERRED STOCK
Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES
The Fund may invest in debt securities convertible into common stocks. Debt purchased by the Fund will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES
The fixed-income securities in which the Fund may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrate or lower-grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Fund is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Fund's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that fixed-income securities in which the Fund invests will decline in value, since credit ratings represent evaluations of the safety of principal, and dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Fund have more than 5% of its total assets invested in any fixed-income securities that are unrated or are rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of foreign securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Fund to the extent that the Fund is invested in ADR's comprised of foreign securities.

         Taxes. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Fund and that may, ultimately, be available for distribution to the Fund's shareholders.

ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER FUND STRUCTURE
In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Fund. In this event, additional assets may allow for operating expenses to be spread over a larger asset base. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. Conversion to a Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services would not be materially affected by its investment in another investment company ("Master Portfolio") having substantially the same investment objective and polices as the Fund, except that the assets of the Fund may be managed as part of a larger pool. If the Fund invested all of its assets in a Master Portfolio, it would hold only beneficial interests in the Master Portfolio; the Master Portfolio would directly invest in individual securities of other issuers. The Fund would otherwise continue its normal operation. The Board would retain the right to withdraw the Fund's investment from its corresponding Master Portfolio at any time it determines that it would be in the best interest of shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

There is no present intention to convert the Fund to a Master/ Feeder Fund structure. The Board of Directors has authorized this fundamental investment policy to facilitate such a conversion in the event that the Board of Directors determines that such a conversion is in the best interest of the Fund's shareholders. If the Board so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Fund's Prospectus and Statement of Additional Information would be amended to reflect the implementation of the Fund's conversion and its shareholders would be notified.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The Fund is subject to certain investment restrictions described here, which may be changed only with the approval of the holders of a majority of the Fund's outstanding shares.

1. The Fund will not act as underwriter for securities of other issuers except to the extent the Fund may be deemed an underwriter in selling its own portfolio securities.

2. The Fund will not make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

3. With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Fund will not invest in the securities of any one industry except the Internet and Internet-related industries with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's total assets would be invested in the securities of such industry. Except during temporary defensive periods, at least than 65% of the Fund's total assets will be invested in the securities of domestic and foreign companies engaged in the development and implementation of hardware, software and communications technologies that support the growing infrastructure and activities of the Internet.

7. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Fund's portfolio securities will not constitute a violation of such limitation.

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Fund may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Fund may also hold a portion of its portfolio in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Fund will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Fund will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Fund anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Fund is in a temporary defensive posture.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to shareholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
BOARD OF DIRECTORS
The Fund is managed by a Board of Directors. The Fund's Board of Directors consist of eight individuals, six of whom are not "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. Officers and directors are listed below with their addresses, present positions with the Fund and principal occupations over at least the last five years.

----------------------------------- --------- ------------------------ -------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson                      45     President & Chairman     President and CEO, Kinetics Asset
342 Madison Avenue                            of the Board             Management, Inc. (1999 to Present);
New York, NY  10173                                                    President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1993).
----------------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell                     34     Director                 Attorney, Campbell and Campbell,
2 Madison Avenue                                                       Counselors-at-Law (1995 to Present).
Valhalla, NY  10595
----------------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell                      36     Independent Director     Attorney and Counselor at Law,
146 Fairview Avenue                                                    Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                     Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997 to
                                                                       Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.                  36      Independent Director    Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                                         Public Accountant (1997 to present); Leon
Stonybrook, NY  11790                                                  D. Alpern & Co. (1985 to 1997)

----------------------------------- --------- ------------------------ -------------------------------------------
William J. Graham                      37     Independent Director     Attorney, Bracken & Margolin, LLP (1997
20 Franklin Boulevard                                                  to Present).
Long Beach, NY  11561                                                  Gabor & Gabor (1995 to 1997)
----------------------------------- --------- ------------------------ -------------------------------------------

                                       7

----------------------------------- --------- ------------------------ -------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
Murray Stahl                           46     Independent Director     President, Horizon Asset Management, an
342 Madison Avenue                                                     investment adviser (1994 to Present).
New York, NY  10173
----------------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin                      45     Independent Director     Senior Vice President, Marketing & Sales,
One State Street                                                       IBJ Whitehall Financial Group, a
New York, NY  10004                                                    financial services company (1999 to
                                                                       Present); formerly President, J.E.
                                                                       Breslin & Co., an investment management
                                                                       consulting firm (1994 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan                       68     Independent Director     Retired; Senior Advisor, Long Term Credit
31 Hemlock Drive                                                       Bank of Japan, Ltd.; Executive Vice
Sleepy Hollow, NY  10591                                               President, LTCB Trust Company.
----------------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis                      43     Vice President &         Managing Director & COO of Kinetics Asset
342 Madison Avenue                            Treasurer                Management (1999 to Present); President &
New York, NY  10173                                                    Director of Business. Development, Vista
                                                                       Fund Distributors, Inc. (1995 to 1999);
                                                                       Managing Director, Forum Financial Group,
                                                                       a mutual fund services company.
----------------------------------- --------- ------------------------ -------------------------------------------

*Interested persons as defined in the 1940 Act.

COMPENSATION
For their service as Directors, the Independent Directors receive a fee of $5000 per year and $1000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" of the Fund receive no compensation for their service as Directors. Because the Fund has recently commenced investment operations, the Independent Directors have not received any compensation at this time. None of the executive officers receive compensation from the Fund.

----------------------------------------------------------------------------------------------------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS        BENEFITS UPON       FROM FUND COMPLEX PAID
                             FROM FUND         PART OF FUND EXPENSES      RETIREMENT          TO DIRECTORS
                             COMPLEX
----------------------------------------------------------------------------------------------------------------------
Steven R. Samson                   None                 None                   None                    None
Chairman and Director

Kathleen Campbell                  None                 None                   None                    None
Director

                                       8

----------------------------------------------------------------------------------------------------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS        BENEFITS UPON       FROM FUND COMPLEX PAID
                             FROM FUND         PART OF FUND EXPENSES      RETIREMENT          TO DIRECTORS
                             COMPLEX
----------------------------------------------------------------------------------------------------------------------
Steven T. Russell                  None                 None                   None                    None
Independent Director

Douglas Cohen, CPA                 None                 None                   None                    None
Independent Director

William J. Graham                  None                 None                   None                    None
Independent Director

Murray Stahl                       None                 None                   None                    None
Independent Director

Joseph E. Breslin                  None                 None                   None                    None
Independent Director

John J. Sullivan                   None                 None                   None                    None
Independent Director
----------------------------------------------------------------------------------------------------------------------


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------
Currently, there are no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they beneficently own in excess of 25% of the outstanding equity securities. Principal holders are persons that beneficially own 5% more of the Fund's outstanding shares.

MANAGEMENT OWNERSHIP
As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Fund. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience the mutual funds and financial services industries. Mr. Samson is also the president of The Internet Fund, Inc. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On _____________, 1999 the Board of the Directors of the Fund approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Fund's Board of Directors. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and Directors.

Under the Agreement, Kinetics furnishes investment advice to the Fund by continuously reviewing the portfolio and recommending to the Fund when, and to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

     (1) renders research, statistical and advisory services to the Fund;

     (2) makes specific recommendations based on the Fund's investment requirements;

     (3) pays the salaries of those of the Fund's employees who may be officers or directors or employees of the investment adviser.

For these services, the Fund has agreed to pay to Kinetics an annual fee of 1.25% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund. The Fund pays all other expenses, including:

o fees and expenses of directors not affiliated with the Adviser;
o legal and accounting fees;
o interest, taxes, and brokerage commissions; and
o record keeping and the expense of operating its offices.

The Adviser receives a shareholder servicing fee pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Fund's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

o   establish and maintain shareholders' accounts and records,

o   process purchase and redemption transactions,

o   process automatic investments of client account cash balances,

o   answer routine client inquiries regarding the Fund,

o   assist clients in changing dividend options,

o   account designations, and addresses, and

o   providing such other services as the Fund may reasonably request.


CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank Milwaukee, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank Milwaukee, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.015% of the Fund's average daily net assets with a minimum annual fee of $3,000.


CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of the Kinetics Mutual Funds, Inc. consists of 10,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange or Nasdaq for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Directors of the Fund.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, the investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS
The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

SPECIAL INCENTIVE PROGRAMS
At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

INVESTING THROUGH AUTHORIZED BROKERS OR DEALERS
The Fund may have to authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the net asset value per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined net asset value. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                        The Internet Infrastructure Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 930-3828


A written request in "good order" to redeem shares must include:

     o   the shareholder's name,

     o   the fund name,

     o   the account number,

     o   the share or dollar amount to be redeemed, and

     o   signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

     o a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

     o a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

     o a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

     o any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


BROKERAGE
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

TAXES
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions. No more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN
Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN
Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD
Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(a-b + 1)6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION
The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

COMPARISON OF FUND PERFORMANCE
The performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

     o S&P 500 - The S&P 500 is a Fund of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

     o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

There is no annual report available at this time.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

                         THE INTERNET NEW PARADIGM FUND
                     a series of Kinetics Mutual Funds, Inc.

                         477 Madison Avenue, 16th Floor
                               New York, NY 10022
                                 (800) 930-3828


                               ____________, 1999

                       STATEMENT OF ADDITIONAL INFORMATION



































This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated _______, 1999. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

                         THE INTERNET NEW PARADIGM FUND

The Fund......................................................................3
Investment Objective, Strategies, and Risks...................................3
Investment Policies and Associated Risks......................................3
Investment Restrictions.......................................................5
Temporary Investments.........................................................6
Portfolio Turnover............................................................7
Management of the Fund........................................................7
Control Persons and Principal Holders of Securities...........................9
Investment Adviser............................................................9
Administrative Services......................................................10
Custodian....................................................................11
Capitalization...............................................................11
Valuation of Shares..........................................................11
Purchasing Shares............................................................11
Redemption of Shares.........................................................12
Brokerage....................................................................13
Taxes........................................................................13
Performance Information......................................................14
Independent Auditors.........................................................15
Financial Statements.........................................................16
Appendix.....................................................................17

THE FUND
--------------------------------------------------------------------------------

The Internet New Paradigm Fund (the "Fund") is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 477 Madison Avenue, 16th Floor, New York, New York 10022. The Fund is a non-diversified, open-end management investment company.

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term growth of capital. Except during temporary, defensive periods, at least 65% of the Fund's total assets will be invested in securities of companies that provide products or services designed for the Internet. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the Fund's investment policies and their associated risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors.

COMMON AND PREFERRED STOCK
Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES
The Fund may invest in debt securities convertible into common stocks. Debt purchased by the Fund will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES
The fixed-income securities in which the Fund may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrate or lower-grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Fund is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Fund's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that fixed-income securities in which the Fund invests will decline in value, since credit ratings represent evaluations of the safety of principal, and dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Fund have more than 5% of its total assets invested in any fixed-income securities that are unrated or are rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of foreign securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Fund to the extent that the Fund is invested in ADR's comprised of foreign securities.

         Taxes. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Fund and that may, ultimately, be available for distribution to the Fund's shareholders.

ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER FUND STRUCTURE
In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Fund. In this event, additional assets may allow for operating expenses to be spread over a larger asset base. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. Conversion to a Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services would not be materially affected by its investment in another investment company ("Master Portfolio") having substantially the same investment objective and polices as the Fund, except that the assets of the Fund may be managed as part of a larger pool. If the Fund invested all of its assets in a Master Portfolio, it would hold only beneficial interests in the Master Portfolio; the Master Portfolio would directly invest in individual securities of other issuers. The Fund would otherwise continue its normal operation. The Board would retain the right to withdraw the Fund's investment from its corresponding Master Portfolio at any time it determines that it would be in the best interest of shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

There is no present intention to convert the Fund to a Master/ Feeder Fund structure. The Board of Directors has authorized this fundamental investment policy to facilitate such a conversion in the event that the Board of Directors determines that such a conversion is in the best interest of the Fund's shareholders. If the Board so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Fund's Prospectus and Statement of Additional Information would be amended to reflect the implementation of the Fund's conversion and its shareholders would be notified.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The Fund is subject to certain investment restrictions described here, which may be changed only with the approval of the holders of a majority of the Fund's outstanding shares.

1. The Fund will not act as underwriter for securities of other issuers except to the extent the Fund may be deemed an underwriter in selling its own portfolio securities.

2. The Fund will not make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

3. With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Fund will not invest in the securities of any one industry except Internet and Internet-related, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's total assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 65% of the Fund's total assets will be invested in the securities of domestic and foreign companies with business models that stand to benefit from the utilization and growth of the Internet.

7. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Fund's portfolio securities will not constitute a violation of such limitation.

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Fund may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Fund may also hold a portion of its portfolio in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Fund will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Fund will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Fund anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Fund is in a temporary defensive posture.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to shareholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
BOARD OF DIRECTORS
The Fund is managed by a Board of Directors. The Fund's Board of Directors consist of eight individuals, six of whom are not "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. Officers and directors are listed below with their addresses, present positions with the Fund and principal occupations over at least the last five years.


------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                                 DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------
*Steven R. Samson                      45     President &              President and CEO, Kinetics Asset
342 Madison Avenue                            Chairman of the          Management, Inc. (1999 to Present);
New York, NY 10173                            Board                    President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director Chase
                                                                       Manhattan Bank (1993 to 1993).
------------------------------------------------------------------------------------------------------------------
*Kathleen Campbell                     34     Director                 Attorney, Campbell and Campbell,
2 Madison Avenue                                                       Counselors-at-Law (1995 to Present).
Valhalla, NY 10595
------------------------------------------------------------------------------------------------------------------
Steven T. Russell                      36     Independent Director     Attorney and Counselor at Law,
146 Fairview Avenue                                                    Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                     Present); Professor of Business Law,
                                                                       Suffolk County Community College
                                                                       (1997 to Present).
------------------------------------------------------------------------------------------------------------------
Douglas Cohen, C.P.A                   36     Independent Director     Wagner, Awerma & Strinberg, LLP
6 Saywood Lane                                                         Certified Public Accountant (1997 to
Stonybrook, NY 11790                                                   present); Leon D. Alpern & Co. (1985
                                                                       to 1997)
------------------------------------------------------------------------------------------------------------------
William J. Graham                      37     Independent Director     Attorney, Bracken & Margolin, LLP
20 Franklin Boulevard                                                  (1997 to Present).
Long Beach, NY 11561                                                   Gabor & Gabor (1995 to 1997)
------------------------------------------------------------------------------------------------------------------
                                       7

------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                                 DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------
Murray Stahl                           46     Independent Director     President, Horizon Asset Management,
342 Madison Avenue                                                     an investment adviser (1994 to
New York, NY 10173                                                     Present).
------------------------------------------------------------------------------------------------------------------
Joseph E. Breslin                      45     Independent Director     Senior Vice President, Marketing &
One State Street                                                       Sales, IBJ Whitehall Financial Group,
New York, NY 10004                                                     a financial services company (1999 to
                                                                       Present); formerly President, J.E.
                                                                       Breslin & Co., an investment
                                                                       management consulting firm (1994 to
                                                                       1999).
------------------------------------------------------------------------------------------------------------------
John J. Sullivan                       68     Independent Director     Retired; Senior Advisor, Long Term
31 Hemlock Drive                                                       Credit Bank of Japan, Ltd.; Executive
Sleepy Hollow, NY 10591                                                Vice President, LTCB Trust Company.
------------------------------------------------------------------------------------------------------------------
Lee W. Schultheis                      43     Vice President &         Managing Director & COO of Kinetics
342 Madison Avenue                            Treasurer                Asset Management (1999 to Present);
New York, NY 10173                                                     President & Director of Business.
                                                                       Development, Vista Fund Distributor,
                                                                       Inc. (1995 to 1999); Managing
                                                                       Director, Forum Financial Group, a
                                                                       mutual fund services company.
------------------------------------------------------------------------------------------------------------------


*Interested persons as defined in the 1940 Act.

COMPENSATION
For their service as Directors, the Independent Directors receive a fee of $5000 per year and $1000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" of the Fund receive no compensation for their service as Directors. Because the Fund has recently commenced investment operations, the Independent Directors have not received any compensation at this time. None of the executive officers receive compensation from the Fund.


----------------------------------------------------------------------------------------------------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      RETIREMENT BENEFITS        ANNUAL BENEFITS     FROM FUND COMPLEX
                             FROM FUND         ACCURED AS PART OF         UPON RETIREMENT     PAID TO DIRECTORS
                             COMPLEX           FUND EXPENSES
----------------------------------------------------------------------------------------------------------------------
Steven R. Samson                   None                 None                   None                    None
Chairman and Director

Kathleen Campbell                  None                 None                   None                    None
Director

Steven T. Russell                  None                 None                   None                    None
Independent Director

Douglas Cohen, CPA                 None                 None                   None                    None
Independed Director

William J. Graham                  None                 None                   None                    None
Independent Director

                                       8

----------------------------------------------------------------------------------------------------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      RETIREMENT BENEFITS        ANNUAL BENEFITS     FROM FUND COMPLEX
                             FROM FUND         ACCURED AS PART OF         UPON RETIREMENT     PAID TO DIRECTORS
                             COMPLEX           FUND EXPENSES
----------------------------------------------------------------------------------------------------------------------
Murray Stahl                       None                 None                   None                    None
Independent Director

Joseph E. Breslin                  None                 None                   None                    None
Independent Director

John J. Sullivan                   None                 None                   None                    None
Independent Director
---------------------------------------------------------------------------------------------------------------


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------
Currently, there are no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they beneficently own in excess of 25% of the outstanding equity securities. Principal holders are persons that beneficially own 5% more of the Fund's outstanding shares.

MANAGEMENT OWNERSHIP
As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Fund. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience the mutual funds and financial services industries. Mr. Samson is also the president of The Internet Fund, Inc. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On _____________, 1999 the Board of the Directors of the Fund approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Fund's Board of Directors. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and Directors.

Under the Agreement, Kinetics furnishes investment advice to the Fund by continuously reviewing the portfolio and recommending to the Fund when, and to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1)      renders research, statistical and advisory services to the Fund;
(2) makes specific recommendations based on the Fund's investment requirements;
(3) pays the salaries of those of the Fund's employees who may be officers or directors or employees of the investment adviser.

For these services, the Fund has agreed to pay to Kinetics an annual fee of 1.25% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund. The Fund pays all other expenses, including:
o fees and expenses of directors not affiliated with the Adviser;
o legal and accounting fees;
o interest, taxes, and brokerage commissions; and
o record keeping and the expense of operating its offices.

The Adviser receives a shareholder servicing fee pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Fund's dividend disbursement agent.


Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

o establish and maintain shareholders' accounts and records,
o process purchase and redemption transactions,
o process automatic investments of client account cash balances,
o answer routine client inquiries regarding the Fund,
o assist clients in changing dividend options,
o account designations, and addresses, and
o providing such other services as the Fund may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank Milwaukee, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank Milwaukee, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.015% of the Fund's average daily net assets with a minimum annual fee of $3,000.

CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of the Kinetics Mutual Funds, Inc. consists of 10,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange or Nasdaq for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Directors of the Fund.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, the investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS
The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

SPECIAL INCENTIVE PROGRAMS
At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

INVESTING THROUGH AUTHORIZED BROKERS OR DEALERS
The Fund may have to authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the net asset value per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined net asset value. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                         The Internet New Paradigm Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 930-3828


A written request in "good order" to redeem shares must include:

       o      the shareholder's name,

       o      the fund name,

       o      the account number,

       o      the share or dollar amount to be redeemed, and

       o      signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

o a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;
o a member of the New York, Boston, American, Midwest, or Pacific Stock
  Exchange;
o a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or
o any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


BROKERAGE
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

TAXES
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions. No more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN
Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN
Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD
Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(a-b + 1)6 - 1]
                     ---
                     c-d
where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION
The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

COMPARISON OF FUND PERFORMANCE
The performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is a Fund of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P
        500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies.


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

There is no annual report available at this time.
                                       16

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

                        THE GOVERNMENT MONEY MARKET FUND
                     a series of Kinetics Mutual Funds, Inc.

                         477 Madison Avenue, 16th Floor
                               New York, NY 10022
                                 (800) 930-3828


                               ____________, 1999

                       STATEMENT OF ADDITIONAL INFORMATION



































This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated _______, 1999. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

                        THE GOVERNMENT MONEY MARKET FUND

The Fund.......................................................................3
Investment Objective, Strategies, and Risks....................................3
Investment Policies and Associated Risks.......................................3
Investment Restrictions........................................................4
Management of the Fund.........................................................5
Control Persons and Principal Holders of Securities............................7
Investment Adviser.............................................................7
Administrative Services........................................................8
Custodian......................................................................9
Capitalization.................................................................9
Valuation of Shares............................................................9
Purchasing Shares.............................................................10
Redemption of Shares..........................................................10
Brokerage.....................................................................11
Taxes.........................................................................12
Performance Information.......................................................12
Independent Auditors..........................................................13
Financial Statements..........................................................13
Appendix......................................................................14

THE FUND
--------------------------------------------------------------------------------

The Government Money Market Fund (the "Fund") is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 477 Madison Avenue, 16th Floor, New York, New York 10022. The Fund is a diversified, open-end management investment company.

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Government Money Market Fund seeks to provide security of principal, current income and liquidity as set forth in this SAI in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940 ("1940 Act"). In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual fund. The Fund will also determine the effective maturity of their investments, as well as their ability to consider a security as having received the requisite short-term ratings by a Nationally Recognized Ratings Organization (NRSRO) according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders.


INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The respective prospectus describes the principal strategies and risks of the Fund. This section provides additional information regarding investments and transactions that the Fund is permitted to make.

REPURCHASE AGREEMENTS

      The Fund may invest in repurchase agreements which are arrangements with banks, broker/dealers, and other recognized financial institutions to sell securities to the Fund and agree to repurchase them at a mutually agreed upon time and price within one year from date of acquisition. The Fund or their custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a fund, a fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      The Fund may purchase short-term obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which a fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a fund to miss a price or yield considered advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices.

      A fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, a fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A fund may realize short-term profits or losses upon the sale of such commitments.

      These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a fund sufficient to make payment for the securities to be purchased are segregated on a fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their respective assets.

RESTRICTED AND ILLIQUID SECURITIES

      The Fund may invest in a limited amount of restricted securities. Restricted securities are securities that are thinly traded or whose resale is restricted by federal securities laws. Restricted securities are any securities in which the Fund may invest pursuant to their investment objective and policies but which are subject to restrictions on resale under federal securities laws. The Fund's Board of Trustees has established criteria that allows the adviser to consider certain restricted securities as liquid.

OTHER INVESTMENT COMPANIES

      As an efficient means of carrying out their investment policies, the Fund may invest in the securities of other investment companies. A disadvantage to investing in other investment companies is that they also carry certain expenses such as management fees. As a result, any investment by the Fund in shares of other investment companies may duplicate shareholder expenses.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The Fund is subject to certain investment restrictions described here, which may be changed only with the approval of the holders of a majority of the Fund's outstanding shares.

1. The Fund will not act as underwriter for securities of other issuers except to the extent the Fund may be deemed an underwriter in selling its own portfolio securities.

2. The Fund will not make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

3. With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available. Under criteria established by the Board of Trustees, certain restricted securities are considered to be liquid. The Fund will limit its purchases of illiquid securities to 15% of its net assets which, include restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than 7 days after notice.

6. The Fund will not invest in the securities of any one industry with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's total assets would be invested in the securities of such industry.

7. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Fund's portfolio securities will not constitute a violation of such limitation.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
BOARD OF DIRECTORS
The Fund is managed by a Board of Directors. The Fund's Board of Directors consist of eight individuals, six of whom are not "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. Officers and directors are listed below with their addresses, present positions with the Fund and principal occupations over at least the last five years.


------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                                 DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------
*Steven R. Samson                      45     President &              President and CEO, Kinetics Asset
342 Madison Avenue                            Chairman of the          Management, Inc. (1999 to Present);
New York, NY 10173                            Board                    President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1993).
------------------------------------------------------------------------------------------------------------------
*Kathleen Campbell                     34     Director                 Attorney, Campbell and Campbell,
2 Madison Avenue                                                       Counselors-at-Law (1995 to Present).
Valhalla, NY 10595
------------------------------------------------------------------------------------------------------------------


                                       5




------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                                 DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------
Steven T. Russell                      36     Independent Director     Attorney and Counselor at Law,
146 Fairview Avenue                                                    Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                     Present); Professor of Business Law,
                                                                       Suffolk County Community College
                                                                       (1997 to Present).
------------------------------------------------------------------------------------------------------------------
Douglas Cohen, C.P.A                   36     Independent Director     Wagner, Awerma & Strinberg, LLP
6 Saywood Lane                                                         Certified Public Accountant (1997 to
Stonybrook, NY 11790                                                   present); Leon D. Alpern & Co. (1985
                                                                       to 1997)
------------------------------------------------------------------------------------------------------------------
William J. Graham                      37     Independent Director     Attorney, Bracken & Margolin, LLP
20 Franklin Boulevard                                                  (1997 to Present).
Long Beach, NY 11561                                                   Gabor & Gabor (1995 to 1997)
------------------------------------------------------------------------------------------------------------------
Murray Stahl                           46     Independent Director     President, Horizon Asset Management,
342 Madison Avenue                                                     an investment adviser (1994 to
New York, NY 10173                                                     Present).
------------------------------------------------------------------------------------------------------------------
Joseph E. Breslin                      45     Independent Director     Senior Vice President, Marketing &
One State Street                                                       Sales, IBJ Whitehall Financial Group, a
New York, NY 10004                                                     financial services company (1999 to
                                                                       Present); formerly President, J.E.
                                                                       Breslin & Co., an investment
                                                                       management consulting firm (1994 to
                                                                       1999).
------------------------------------------------------------------------------------------------------------------
John J. Sullivan                       68     Independent Director     Retired; Senior Advisor, Long Term
31 Hemlock Drive                                                       Credit Bank of Japan, Ltd.; Executive
Sleepy Hollow, NY 10591                                                Vice President, LTCB Trust Company.
------------------------------------------------------------------------------------------------------------------
Lee W. Schultheis                      43     Vice President &         Managing Director & COO of Kinetics
342 Madison Avenue                            Treasurer                Asset Management (1999 to Present);
New York, NY 10173                                                     President & Director of Business.
                                                                       Development, Vista Fund Distributor,
                                                                       Inc. (1995 to 1999); Managing
                                                                       Director, Forum Financial Group, a
                                                                       mutual fund services company.
------------------------------------------------------------------------------------------------------------------

*Interested persons as defined in the 1940 Act.

COMPENSATION
For their service as Directors, the Independent Directors receive a fee of $5000 per year and $1000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" of the Fund receive no compensation for their service as Directors. Because the Fund has recently commenced investment operations, the Independent Directors have not received any compensation at this time. None of the executive officers receive compensation from the Fund.


----------------------------------------------------------------------------------------------------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      RETIREMENT BENEFITS        ANNUAL BENEFITS     FROM FUND COMPLEX
                             FROM FUND         ACCURED AS PART OF         UPON RETIREMENT     PAID TO DIRECTORS
                             COMPLEX           FUND EXPENSES
----------------------------------------------------------------------------------------------------------------------
Steven R. Samson                   None                 None                   None                    None
Chairman and Director

Kathleen Campbell                  None                 None                   None                    None
Director

Steven T. Russell                  None                 None                   None                    None
Independent Director

Douglas Cohen, CPA                 None                 None                   None                    None
Independed Director

William J. Graham                  None                 None                   None                    None
Independent Director

Murray Stahl                       None                 None                   None                    None
Independent Director

Joseph E. Breslin                  None                 None                   None                    None
Independent Director

John J. Sullivan                   None                 None                   None                    None
Independent Director
---------------------------------------------------------------------------------------------------------------


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------
Currently, there are no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they beneficently own in excess of 25% of the outstanding equity securities. Principal holders are persons that beneficially own 5% more of the Fund's outstanding shares.

MANAGEMENT OWNERSHIP
As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Fund. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience the mutual funds and financial services industries. Mr. Samson is also the president of The Internet Fund, Inc. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On September 1, 1999, the Board of the Directors of the Fund approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the directors of the Fund who are neither
                                       7
parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Fund's Board of Directors. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and Directors.

Under the Agreement, Kinetics furnishes investment advice to the Fund by continuously reviewing the portfolio and recommending to the Fund when, and to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1)  renders research, statistical and advisory services to the Fund;
(2)  makes specific recommendations based on the Fund's investment requirements;
(3) pays the salaries of those of the Fund's employees who may be officers or directors or employees of the investment adviser.

For these services, the Fund has agreed to pay to Kinetics an annual fee of 1.25% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund. The Fund pays all other expenses, including:

o fees and expenses of directors not affiliated with the Adviser;
o legal and accounting fees;
o interest, taxes, and brokerage commissions; and
o record keeping and the expense of operating its offices.

The Adviser receives a shareholder servicing fee pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Fund's dividend disbursement agent.


Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

o establish and maintain shareholders' accounts and records,
o process purchase and redemption transactions,
o process automatic investments of client account cash balances,
o answer routine client inquiries regarding the Fund,
o assist clients in changing dividend options,
o account designations, and addresses, and
o providing such other services as the Fund may reasonably request.


CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank Milwaukee, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank Milwaukee, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.015% of the Fund's average daily net assets with a minimum annual fee of $3,000.


CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of the Kinetics Mutual Funds, Inc. consists of 10,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange or Nasdaq for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Directors of the Fund.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, the investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS
The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

SPECIAL INCENTIVE PROGRAMS
At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

INVESTING THROUGH AUTHORIZED BROKERS OR DEALERS
The Fund may have to authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the net asset value per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined net asset value. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                        The Government Money Market Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 930-3828

A written request in "good order" to redeem shares must include:

     o        the shareholder's name,

     o        the fund name,

     o        the account number,

     o        the share or dollar amount to be redeemed, and

     o        signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

     o a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;
     o a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;
     o a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or
     o any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


BROKERAGE
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

TAXES
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions. No more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN
Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN
Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD
Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(a-b + 1)6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION
The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

COMPARISON OF FUND PERFORMANCE
The performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

An Annual Report is not available for the Fund at this time.

APPENDIX
--------------------------------------------------------------------------------

Standard & Poor's ("S&P") Corporate Bond Rating Definitions

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
                                       14

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

                        THE SMALL CAP OPPORTUNITIES FUND
                     a series of Kinetics Mutual Funds, Inc.

                         477 Madison Avenue, 16th Floor
                               New York, NY 10022
                                 (800) 930-3828


                               ____________, 1999

                       STATEMENT OF ADDITIONAL INFORMATION



































This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated _______, 1999. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

                        THE SMALL CAP OPPORTUNITIES FUND

The Fund.......................................................................3
Investment Objective, Strategies, and Risks....................................3
Investment Policies and Associated Risks.......................................3
Investment Restrictions........................................................6
Temporary Investments..........................................................6
Portfolio Turnover.............................................................7
Management of the Fund.........................................................7
Control Persons and Principal Holders of Securities............................9
Investment Adviser.............................................................9
Administrative Services.......................................................10
Custodian.....................................................................11
Capitalization................................................................11
Valuation of Shares...........................................................11
Purchasing Shares.............................................................12
Redemption of Shares..........................................................12
Brokerage.....................................................................13
Taxes.........................................................................13
Performance Information.......................................................14
Independent Auditors..........................................................16
Financial Statements..........................................................16
Appendix......................................................................17

THE FUND
--------------------------------------------------------------------------------

The Small Cap Opportunities Fund (the "Fund") is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 477 Madison Avenue, 16th Floor, New York, New York 10022. The Fund is a non-diversified, open-end management investment company.

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term growth of capital. Except during temporary, defensive periods, at least 65% of the Fund's total assets will be invested in securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or a short-term earnings disappointments. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the Fund's investment policies and their associated risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors.

COMMON AND PREFERRED STOCK
Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES
The Fund may invest in debt securities convertible into common stocks. Debt purchased by the Fund will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES
The fixed-income securities in which the Fund may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrate or lower-grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Fund is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Fund's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that fixed-income securities in which the Fund invests will decline in value, since credit ratings represent evaluations of the safety of principal, and dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Fund have more than 5% of its total assets invested in any fixed-income securities that are unrated or are rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of foreign securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Fund to the extent that the Fund is invested in ADR's comprised of foreign securities.

         Taxes. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Fund and that may, ultimately, be available for distribution to the Fund's shareholders.

ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER FUND STRUCTURE
In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Fund. In this event, additional assets may allow for operating expenses to be spread over a larger asset base. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. Conversion to a Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services would not be materially affected by its investment in another investment company ("Master Portfolio") having substantially the same investment objective and polices as the Fund, except that the assets of the Fund may be managed as part of a larger pool. If the Fund invested all of its assets in a Master Portfolio, it would hold only beneficial interests in the Master Portfolio; the Master Portfolio would directly invest in individual securities of other issuers. The Fund would otherwise continue its normal operation. The Board would retain the right to withdraw the Fund's investment from its corresponding Master Portfolio at any time it determines that it would be in the best interest of shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

There is no present intention to convert the Fund to a Master/ Feeder Fund structure. The Board of Directors has authorized this fundamental investment policy to facilitate such a conversion in the event that the Board of Directors determines that such a conversion is in the best interest of the Fund's shareholders. If the Board so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Fund's Prospectus and Statement of Additional Information would be amended to reflect the implementation of the Fund's conversion and its shareholders would be notified.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The Fund is subject to certain investment restrictions described here, which may be changed only with the approval of the holders of a majority of the Fund's outstanding shares.

1. The Fund will not act as underwriter for securities of other issuers except to the extent the Fund may be deemed an underwriter in selling its own portfolio securities.

2. The Fund will not make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

3. With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Fund will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's total assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 65% of the Fund's total assets will be invested in the securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or a short-term earnings disappointments.

7. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Fund's portfolio securities will not constitute a violation of such limitation.

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

The Fund may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Fund may also hold a portion of its portfolio in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Fund will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Fund will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Fund anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Fund is in a temporary defensive posture.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to shareholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
BOARD OF DIRECTORS
The Fund is managed by a Board of Directors. The Fund's Board of Directors consist of eight individuals, six of whom are not "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. Officers and directors are listed below with their addresses, present positions with the Fund and principal occupations over at least the last five years.


------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                                 DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------
*Steven R. Samson                      45     President &              President and CEO, Kinetics Asset
342 Madison Avenue                            Chairman of the          Management, Inc. (1999 to Present);
New York, NY 10173                            Board                    President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1993).
------------------------------------------------------------------------------------------------------------------
*Kathleen Campbell                     34     Director                 Attorney, Campbell and Campbell,
2 Madison Avenue                                                       Counselors-at-Law (1995 to Present).
Valhalla, NY 10595
------------------------------------------------------------------------------------------------------------------
Steven T. Russell                      36     Independent Director     Attorney and Counselor at Law,
146 Fairview Avenue                                                    Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                     Present); Professor of Business Law,
                                                                       Suffolk County Community College
                                                                       (1997 to Present).
------------------------------------------------------------------------------------------------------------------
Douglas Cohen, C.P.A                   36      Independent Director    Wagner, Awerma & Strinberg, LLP
6 Saywood Lane                                                         Certified Public Accountant (1997 to
Stonybrook, NY 11790                                                   present); Leon D. Alpern & Co. (1985
                                                                       to 1997)
------------------------------------------------------------------------------------------------------------------

                                       7



------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                                 DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------
William J. Graham                      37     Independent Director     Attorney, Bracken & Margolin, LLP
20 Franklin Boulevard                                                  (1997 to Present).
Long Beach, NY 11561                                                   Gabor & Gabor (1995 to 1997)
------------------------------------------------------------------------------------------------------------------
Murray Stahl                           46     Independent Director     President, Horizon Asset Management,
342 Madison Avenue                                                     an investment adviser (1994 to
New York, NY 10173                                                     Present).
------------------------------------------------------------------------------------------------------------------
Joseph E. Breslin                      45     Independent Director     Senior Vice President, Marketing &
One State Street                                                       Sales, IBJ Whitehall Financial Group,
New York, NY 10004                                                     a financial services company (1999 to
                                                                       Present); formerly President, J.E.
                                                                       Breslin & Co., an investment
                                                                       management consulting firm (1994 to
                                                                       1999).
------------------------------------------------------------------------------------------------------------------
John J. Sullivan                       68     Independent Director     Retired; Senior Advisor, Long Term
31 Hemlock Drive                                                       Credit Bank of Japan, Ltd.; Executive
Sleepy Hollow, NY 10591                                                Vice President, LTCB Trust Company.
------------------------------------------------------------------------------------------------------------------
Lee W. Schultheis                      43     Vice President &         Managing Director & COO of Kinetics
342 Madison Avenue                            Treasurer                Asset Management (1999 to Present);
New York, NY 10173                                                     President & Director of Business.
                                                                       Development, Vista Fund Distributor,
                                                                       Inc. (1995 to 1999); Managing
                                                                       Director, Forum Financial Group, a
                                                                       mutual fund services company.
------------------------------------------------------------------------------------------------------------------

*Interested persons as defined in the 1940 Act.

COMPENSATION
For their service as Directors, the Independent Directors receive a fee of $5000 per year and $1000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" of the Fund receive no compensation for their service as Directors. Because the Fund has recently commenced investment operations, the Independent Directors have not received any compensation at this time. None of the executive officers receive compensation from the Fund.


----------------------------------------------------------------------------------------------------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      RETIREMENT BENEFITS        ANNUAL BENEFITS     FROM FUND COMPLEX
                             FROM FUND         ACCURED AS PART OF         UPON RETIREMENT     PAID TO DIRECTORS
                             COMPLEX           FUND EXPENSES
----------------------------------------------------------------------------------------------------------------------
Steven R. Samson                   None                 None                   None                    None
Chairman and Director

Kathleen Campbell                  None                 None                   None                    None
Director

Steven T. Russell                  None                 None                   None                    None
Independent Director

Douglas Cohen, CPA                 None                 None                   None                    None
Independed Director


                                       8


----------------------------------------------------------------------------------------------------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      RETIREMENT BENEFITS        ANNUAL BENEFITS     FROM FUND COMPLEX
                             FROM FUND         ACCURED AS PART OF         UPON RETIREMENT     PAID TO DIRECTORS
                             COMPLEX           FUND EXPENSES
----------------------------------------------------------------------------------------------------------------------
William J. Graham                  None                 None                   None                    None
Independent Director

Murray Stahl                       None                 None                   None                    None
Independent Director

Joseph E. Breslin                  None                 None                   None                    None
Independent Director

John J. Sullivan                   None                 None                   None                    None
Independent Director
-----------------------------------------------------------------------------------------------------------------------


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------
Currently, there are no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they beneficently own in excess of 25% of the outstanding equity securities. Principal holders are persons that beneficially own 5% more of the Fund's outstanding shares.

MANAGEMENT OWNERSHIP
As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Fund. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience the mutual funds and financial services industries. Mr. Samson is also the president of The Internet Fund, Inc. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On _____________, 1999 the Board of the Directors of the Fund approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Fund's Board of Directors. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and Directors.

Under the Agreement, Kinetics furnishes investment advice to the Fund by continuously reviewing the portfolio and recommending to the Fund when, and to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1)      renders research, statistical and advisory services to the Fund;
(2) makes specific recommendations based on the Fund's investment requirements;
(3) pays the salaries of those of the Fund's employees who may be officers or directors or employees of the investment adviser.

For these services, the Fund has agreed to pay to Kinetics an annual fee of 1.25% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund. The Fund pays all other expenses, including:

o fees and expenses of directors not affiliated with the Adviser;
o legal and accounting fees;
o interest, taxes, and brokerage commissions; and
o record keeping and the expense of operating its offices.

The Adviser receives a shareholder servicing fee pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Fund's dividend disbursement agent.


Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

o establish and maintain shareholders' accounts and records,
o process purchase and redemption transactions,
o process automatic investments of client account cash balances,
o answer routine client inquiries regarding the Fund,
o assist clients in changing dividend options,
o account designations, and addresses, and
o providing such other services as the Fund may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank Milwaukee, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank Milwaukee, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.015% of the Fund's average daily net assets with a minimum annual fee of $3,000.


CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of the Kinetics Mutual Funds, Inc. consists of 10,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange or Nasdaq for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Directors of the Fund.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, the investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS
The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

SPECIAL INCENTIVE PROGRAMS
At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

INVESTING THROUGH AUTHORIZED BROKERS OR DEALERS
The Fund may have to authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the net asset value per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined net asset value. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                        The Small Cap Opportunities Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 930-3828


A written request in "good order" to redeem shares must include:

o   the shareholder's name,

o   the fund name,

o   the account number,

o   the share or dollar amount to be redeemed, and

o   signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

o a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;
o   a member of the New York, Boston, American, Midwest, or Pacific Stock
    Exchange;
o a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or
o any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


BROKERAGE
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

TAXES
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions. No more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN
Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN
Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD
Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(A-B + 1)6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION
The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

COMPARISON OF FUND PERFORMANCE
The performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is a Fund of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P
     500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

There is no annual report available at this time.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

                           THE MIDDLE EAST PEACE FUND
                     a series of Kinetics Mutual Funds, Inc.

                         477 Madison Avenue, 16th Floor
                               New York, NY 10022
                                 (800) 930-3828


                               ____________, 1999

                       STATEMENT OF ADDITIONAL INFORMATION





















This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated _______, 1999. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

                           THE MIDDLE EAST PEACE FUND

The Fund......................................................................3
Investment Objective, Strategies, and Risks...................................3
Investment Policies and Associated Risks......................................3
Investment Restrictions.......................................................7
Temporary Investments.........................................................8
Portfolio Turnover............................................................8
Management of the Fund........................................................8
Control Persons and Principal Holders of Securities..........................10
Investment Adviser...........................................................11
Administrative Services......................................................12
Custodian....................................................................12
Capitalization...............................................................12
Valuation of Shares..........................................................13
Purchasing Shares............................................................13
Redemption of Shares.........................................................14
Brokerage....................................................................15
Taxes........................................................................15
Performance Information......................................................16
Independent Auditors.........................................................17
Financial Statements.........................................................17
Appendix.....................................................................18

THE FUND
--------------------------------------------------------------------------------

The Middle East Peace Fund (the "Fund") is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 477 Madison Avenue, 16th Floor, New York, New York 10022. The Fund is a non-diversified, open-end management investment company.

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term growth of capital. Except during temporary, defensive periods, at least 65% of the Fund's total assets will be invested in securities of foreign and U.S. companies that are engaged in business activities in the Middle East. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the Fund's investment policies and their associated risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors.

COMMON AND PREFERRED STOCK
Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES
The Fund may invest in debt securities convertible into common stocks. Debt purchased by the Fund will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES
The fixed-income securities in which the Fund may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrate or lower-grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Fund is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Fund's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that fixed-income securities in which the Fund invests will decline in value, since credit ratings represent evaluations of the safety of principal, and dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Fund have more than 5% of its total assets invested in any fixed-income securities that are unrated or are rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of foreign securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Fund to the extent that the Fund is invested in ADR's comprised of foreign securities.

         Taxes. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Fund and that may, ultimately, be available for distribution to the Fund's shareholders.

SPECIAL CONSIDERATIONS OF THE MIDDLE EAST

As a non-diversified fund, the Fund has no limit on the percentage of assets that it may invest in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. The Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year, the aggregate value of all investments in any one issuer (except U.S. government obligations, cash and cash items) that exceed 5% of the Fund's total assets shall not exceed 50% of the value of its total assets. In addition, not more than 25% of its total assets will be invested in the securities of any one issuer, except government securities or securities of regulated investment companies.

The Fund defines the "Middle East" to be that region ranging from Morocco on the North African coast, including Algeria, Tunisia, Libya, Egypt, Sudan and Chad, to the Persian Gulf region, including Israel, Lebanon, Jordan, Syria, Iraq, Iran, Saudi Arabia, Yemen, People's Republic of Yemen, Oman, United Arab Emirates, Qatar and Kuwait). Based on their gross domestic products and stock market capitalizations, it is expected that Israel and Egypt will represent the largest country investments in the Fund.

The following information is a brief summary of the prevailing economic conditions and general summary of the market in the Middle East.

The Middle East securities markets are dominated by the Tel Aviv Stock Exchange ("TASE") and the Egyptian Stock Exchange. The TASE accounts for approximately one half of the aggregate value of the Middle East stock exchanges, and the TASE and Egyptian Stock Exchange together account for approximately two-thirds. Measured by gross domestic product ("GDP"), Israel and Egypt together account for approximately two-thirds of the aggregate GDP of those Middle East nations with active stock exchanges. Accordingly, these two markets are anticipated to represent significant areas of investment for the Fund. They are, nevertheless, relatively illiquid, with a combined market capitalization of less than $75 billion. In contrast each of the 25 largest companies in the S&P 500 have a market capitalization that exceeds $100 billion. These markets are also relatively concentrated. For instance, two-thirds of the shares on the TASE are held by insiders, corporate cross-ownership arrangements and the government, so that the effective float is quite limited. These markets are therefore expected to be volatile in the future, as has been the experience in the past.

The Middle East markets are also characterized by extreme variations in economic development. Measured by per-capita wealth and certain other demographic measures such as education, industrialization and infant mortality, Israel, with per-capita GDP of approximately $18,000, is most closely associated with European developed nations, while most other Middle East countries, such as Egypt and Jordan, with per-capita GDP of approximately $3,000, would be categorized as developing nations.

Many of the most important Mid-East stock markets, including the TASE, the Egyptian Stock Exchange and the Amman Financial Market, have been experiencing a variety of market-oriented reforms in recent years. Since the mid 1990s, the Alexandria and Cairo stock exchanges, inactive for 30 years, have been reactivated, consolidated and, in coordination with the government's economic reform program, reorganized. In 1998, among other modernization initiatives, the Exchange undertook the development of standardized arbitration procedures and a share clearing and settlement system that conforms to international standards. This has resulted in a substantial increase in the number of Exchange-listed companies.

The TASE has been undergoing a series of market oriented reforms, including a gradual but continuing privatization program for the substantial portfolio of state-owned enterprises; the expansion of investment options for provident funds (similar to a pooled, bank-managed version of an IRA in the U.S.) such that these large pools of capital may now invest in equity securities; deregulation, as of the communications services industry; and relaxation of restrictions on currency exchange. Israeli companies, particularly in the technology sector, have been quite successful at raising foreign investment capital, both domestically and in the U.S., where Israel ranks second in terms of the number of non-American public share listings on U.S. stock exchanges.

The securities on the primary Middle East stock exchanges are subject to substantial volatility relative to the political and military tensions endemic to this region, most particularly between Israel and the Arab nations and the Palestinians. Aside from the significant risk discount that can apply to the equities in such markets, there is also an economic drain in the form of expenditures for defense, including the cost in the diversion of productive manpower, which absorbs a significant proportion of regional GDP. Despite these pressures, economic growth in Israel, for instance, has generally been quite robust. The potential economic and market benefits on a regional basis from progress in peace negotiations, much less from substantive cross-border economic cooperation, could therefore be quite significant, particularly given the highly complementary physical, technological and human resources that exist but have yet to be capitalized.

The Fund's concentration in securities issued in the Middle East provides a greater level of risk than a fund whose assets are diversified across numerous countries. The stability of Middle East companies will depend on the economic, political and demographic conditions within the Middle East and the underlying fiscal condition of the Middle East.

ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER FUND STRUCTURE
In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Fund. In this event, additional assets may allow for operating expenses to be spread over a larger asset base. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. Conversion to a Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services would not be materially affected by its investment in another investment company ("Master Portfolio") having substantially the same investment objective and polices as the Fund, except that the assets of the Fund may be managed as part of a larger pool. If the Fund invested all of its assets in a Master Portfolio, it would hold only beneficial interests in the Master Portfolio; the Master Portfolio would directly invest in individual securities of other issuers. The Fund would otherwise continue its normal operation. The Board would retain the right to withdraw the Fund's investment from its corresponding Master Portfolio at any time it determines that it would be in the best interest of shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

There is no present intention to convert the Fund to a Master/ Feeder Fund structure. The Board of Directors has authorized this fundamental investment policy to facilitate such a conversion in the event that the Board of Directors determines that such a conversion is in the best interest of the Fund's shareholders. If the Board so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Fund's Prospectus and Statement of Additional Information would be amended to reflect the implementation of the Fund's conversion and its shareholders would be notified.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The Fund is subject to certain investment restrictions described here, which may be changed only with the approval of the holders of a majority of the Fund's outstanding shares.

1. The Fund will not act as underwriter for securities of other issuers except to the extent the Fund may be deemed an underwriter in selling its own portfolio securities.

2. The Fund will not make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

3. With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Fund will not invest in the securities of any one industry except in foreign and U.S. companies that are engaged in business activities in the Middle East, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's total assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 65% of the Fund's total assets will be invested in the securities of foreign and U.S. companies that are engaged in business activities in the Middle East.

7. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Fund's portfolio securities will not constitute a violation of such limitation.

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

Due to the changing nature of the business activities in the Middle East, its economy and market conditions, the Fund may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Fund may also hold a portion of its portfolio in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Fund will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Fund will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Fund anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Fund is in a temporary defensive posture.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to shareholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
BOARD OF DIRECTORS

The Fund is managed by a Board of Directors. The Fund's Board of Directors consist of eight individuals, six of whom are not "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. Officers and directors are listed below with their addresses, present positions with the Fund and principal occupations over at least the last five years.

---------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------
*Steven R. Samson                      45     President & Chairman     President and CEO, Kinetics Asset
342 Madison Avenue                            of the Board             Management, Inc. (1999 to Present);
New York, NY  10173                                                    President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1993).
---------------------------------------------------------------------------------------------------------------
*Kathleen Campbell                     34     Director                 Attorney, Campbell and Campbell,
2 Madison Avenue                                                       Counselors-at-Law (1995 to Present).
Valhalla, NY  10595
---------------------------------------------------------------------------------------------------------------
Steven T. Russell                      36     Independent Director     Attorney and Counselor at Law,
146 Fairview Avenue                                                    Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                     Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997
                                                                       to Present).
---------------------------------------------------------------------------------------------------------------
Douglas Cohen, C.P.A.                  36     Independent Director     Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                                         Public Accountant (1997 to present); Leon
Stonybrook, NY  11790                                                  D. Alpern & Co. (1985 to 1997)
---------------------------------------------------------------------------------------------------------------
William J. Graham                      37     Independent Director     Attorney, Bracken & Margolin, LLP (1997
20 Franklin Boulevard                                                  to Present).
Long Beach, NY  11561                                                  Gabor & Gabor (1995 to 1997)
---------------------------------------------------------------------------------------------------------------
Murray Stahl                           46     Independent Director     President, Horizon Asset Management, an
342 Madison Avenue                                                     investment adviser (1994 to Present).
New York, NY  10173
---------------------------------------------------------------------------------------------------------------
Joseph E. Breslin                      45     Independent Director     Senior Vice President, Marketing & Sales,
One State Street                                                       IBJ Whitehall Financial Group, a
New York, NY  10004                                                    financial services company (1999 to
                                                                       Present); formerly President, J.E.
                                                                       Breslin & Co., an investment management
                                                                       consulting firm (1994 to 1999).
---------------------------------------------------------------------------------------------------------------
John J. Sullivan                       68     Independent Director     Retired; Senior Advisor, Long Term Credit
31 Hemlock Drive                                                       Bank of Japan, Ltd.; Executive Vice
Sleepy Hollow, NY  10591                                               President, LTCB Trust Company.
---------------------------------------------------------------------------------------------------------------

                                       9

---------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------
Lee W. Schultheis                      43     Vice President &         Managing Director & COO of Kinetics Asset
342 Madison Avenue                            Treasurer                Management (1999 to Present); President &
New York, NY  10173                                                    Director of Business. Development, Vista
                                                                       Fund Distributors, Inc. (1995 to 1999);
                                                                       Managing Director, Forum Financial Group,
                                                                       a mutual fund services company.
---------------------------------------------------------------------------------------------------------------

*Interested persons as defined in the 1940 Act.

COMPENSATION
For their service as Directors, the Independent Directors receive a fee of $5000 per year and $1000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" of the Fund receive no compensation for their service as Directors. Because the Fund has recently commenced investment operations, the Independent Directors have not received any compensation at this time. None of the executive officers receive compensation from the Fund.

--------------------------------------------------------------------------------------------------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS        BENEFITS UPON       FROM FUND COMPLEX PAID
                             FROM FUND         PART OF FUND EXPENSES      RETIREMENT          TO DIRECTORS
                             COMPLEX
--------------------------------------------------------------------------------------------------------------------
Steven R. Samson                   None                 None                   None                    None
Chairman and Director

Kathleen Campbell                  None                 None                   None                    None
Director

Steven T. Russell                  None                 None                   None                    None
Independent Director

Douglas Cohen, CPA                 None                 None                   None                    None
Independent Director

William J. Graham                  None                 None                   None                    None
Independent Director

Murray Stahl                       None                 None                   None                    None
Independent Director

Joseph E. Breslin                  None                 None                   None                    None
Independent Director

John J. Sullivan                   None                 None                   None                    None
Independent Director
--------------------------------------------------------------------------------------------------------------------


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------
Currently, there are no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they beneficently own in excess of 25% of the outstanding equity securities. Principal holders are persons that beneficially own 5% more of the Fund's outstanding shares.

MANAGEMENT OWNERSHIP
As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Fund. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience the mutual funds and financial services industries. Mr. Samson is also the president of The Internet Fund, Inc. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On _____________, 1999 the Board of the Directors of the Fund approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Fund's Board of Directors. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and Directors.

Under the Agreement, Kinetics furnishes investment advice to the Fund by continuously reviewing the portfolio and recommending to the Fund when, and to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1) renders research, statistical and advisory services to the Fund;
(2) makes specific recommendations based on the Fund's investment requirements;
(3) pays the salaries of those of the Fund's employees who may be officers or directors or employees of the investment adviser.

For these services, the Fund has agreed to pay to Kinetics an annual fee of 1.25% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund. The Fund pays all other expenses, including:

o fees and expenses of directors not affiliated with the Adviser;

o legal and accounting fees;

o interest, taxes, and brokerage commissions; and

o record keeping and the expense of operating its offices.

The Adviser receives a shareholder-servicing fee pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Fund's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

o   establish and maintain shareholders' accounts and records,

o   process purchase and redemption transactions,

o   process automatic investments of client account cash balances,

o   answer routine client inquiries regarding the Fund,

o   assist clients in changing dividend options,

o   account designations, and addresses, and

o   providing such other services as the Fund may reasonably request.


CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank Milwaukee, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank Milwaukee, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.015% of the Fund's average daily net assets with a minimum annual fee of $3,000.


CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of Kinetics Mutual Funds, Inc. consists of 10,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange or Nasdaq for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Directors of the Fund.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, the investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS
The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

SPECIAL INCENTIVE PROGRAMS
At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These programs will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

INVESTING THROUGH AUTHORIZED BROKERS OR DEALERS
The Fund may have to authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the net asset value per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined net asset value. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                           The Middle East Peace Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 930-3828


A written request in "good order" to redeem shares must include:

     o        the shareholder's name,
     o        the fund name,
     o        the account number,
     o        the share or dollar amount to be redeemed, and
     o        signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

     o a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;
     o a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;
     o a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or
     o any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


BROKERAGE
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

TAXES
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions. No more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN
Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN
Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD
Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(a-b + 1)6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION
The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

COMPARISON OF FUND PERFORMANCE
The performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

     o S&P 500 - The S&P 500 is a Fund of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

     o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly traded companies.


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

There is no annual report available at this time.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

                                THE MEDICAL FUND
                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)  Amended and Restated Articles of Incorporation(1)

(b)  Amended and Restated By-laws(1)

(c) Instruments Defining Rights of Security Holders. Incorporated by reference to Articles of Incorporation and Bylaws.

(d) Investment Advisory Agreement between Registrant and Kinetics Asset Management, Inc.(1)

(e)  Distribution Agreement(1)

(f)  Bonus or Profit Sharing Contracts. Not applicable.

(g)  Custodian Contract between Registrant and Firstar Bank Milwaukee, N.A.(1)

(h)  Other Material Contracts

     (1) Administrative Services Agreement between Registrant and Kinetics Asset Management, Inc.(1)

     (2) Fund Accounting Servicing Agreement between Registrant and Firstar Mutual Fund Services, LLC.(1)

     (3) Transfer Agent Agreement between Registrant and Firstar Mutual Fund Services, LLC(1)

     (4) Shareholder Servicing Agreement between Registrant and Kinetics Asset Management, Inc.(1)

     (5) Agreement of the Joint Insureds between Registrant and The Internet Fund, Inc.

(i)  Legal Opinion(1)

(j)  Other Opinions.

(1)  Consent of Auditors(1)

(k)  Omitted Financial Statements. Not applicable.

(l)  Initial Capital Understanding(1)

(m)  Rule 12b-1 Plan. Not applicable.

(n)  Financial Data Schedules - Not applicable.

(o)  Rule 18f-3 Plan. Not applicable.



(1)Filed September 7, 1999 with Pre-effective Amendment No. 3 to the Registration Statement.



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Registrant is not controlled by or under common control with any person.

ITEM 25.          INDEMNIFICATION
                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:
                  Besides serving as investment adviser to the Fund, the Adviser is not currently (and has not during the past two years) engaged in any other business, profession, vocation or employment of a substantial nature. Information regarding the business, vocation or employment of a substantial nature of the Adviser and its officers is incorporated by reference to the information contained in Part B of this Registration Statement.

ITEM 27.          PRINCIPAL UNDERWRITERS:

                  (a) T.O. Richardson Securities, Inc., 2 Bridgewater Road, Farmington, Connecticut 06032, the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies as of the date of filing:

                  o    The Simms Funds
                  o    The Barrett Funds
                  o    T.O. Richardson Sector Rotation Fund
                  o    The Grand Prix Fund
                  o    The Internet Fund

                  (b) To the best of Registrant's knowledge, the directors and executive officers of T.O. Richardson Securities, Inc. are as follows:

--------------------------------------------- ---------------------------------------- ------------------------------
NAME AND PRINCIPAL                            POSITION AND OFFICES WITH T.O.           POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                              RICHARDSON SECURITIES, INC.              REGISTRANT
--------------------------------------------- ---------------------------------------- ------------------------------
Samuel Bailey, Jr.                            Director, President                      None
--------------------------------------------- ---------------------------------------- ------------------------------
Lloyd P. Griffiths                            Director, Vice President                 None
--------------------------------------------- ---------------------------------------- ------------------------------
Austine Crowe                                 Director, Vice President                 None
---------------------------------------------------------------------------------------------------------------------
The address of each of the foregoing is 2 Bridgewater Road, Farmington,
Connecticut 06032.
---------------------------------------------------------------------------------------------------------------------


                  (c)  None.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS:
                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at the following locations:


    RECORDS RELATING TO:                     ARE LOCATED AT:

    (1)  Registrant's fund accounting        Firstar Mutual Funds Services, LLC
         servicing agent, sub-administrator  615 East Michigan Street
         and transfer                        Milwaukee, Wisconsin 53202

    (2)  Registrant's investment adviser,    Kinetics Asset Management, Inc
         administrator                       477 Madison Avenue, 16th Floor
                                             New York, NY  10022

    (3)  Registrant's custodian              Firstar Bank Milwaukee, N.A.
                                             777 E. Wisconsin Avenue
                                             Milwaukee, WI  53202


ITEM 29.          MANAGEMENT SERVICES:
                  Not applicable.

ITEM 30.          UNDERTAKINGS:
                  Not applicable.

                                   SIGNATURES
      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KINETICS MUTUAL FUNDS, INC, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Town of Babylon and State of New York, on the 6th day of October, 1999.

                           KINETICS MUTUAL FUNDS, INC

                              /S/ STEVEN R. SAMSON
                           Steven R. Samson, President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacity on October 6, 1999.


NAME                                     TITLE

/S/ STEVEN R. SAMSON                     President
----------------------------------------
STEVEN R. SAMSON

*/S/ KATHLEEN CAMPBELL                   Director
----------------------------------------
KATHLEEN CAMPBELL

*/S/ DOUGLAS COHEN                       Director
----------------------------------------
DOUGLAS COHEN

*/S/ WILLIAM J. GRAHAM                   Director
----------------------------------------
WILLIAM J. GRAHAM

*/S/ STEVEN T. RUSSELL                   Director
----------------------------------------
STEVEN T. RUSSELL

*/S/ MURRAY STAHL                        Director
----------------------------------------
MURRAY STAHL

*/S/ JOSEPH E. BRESLIN                   Director
----------------------------------------
JOSEPH E. BRESLIN

*/S/ JOHN J. SULLIVAN                    Director
----------------------------------------
JOHN J. SULLIVAN

* By /S/ STEVEN R. SAMSON
      Steven R. Samson
      Attorney-in-fact